DRAFT: FOR DISCUSSION PURPOSES ONLY



              As filed with the Securities and Exchange Commission
                                on April _, 2004

                      SECURITIES ACT FILE NO. 333- ________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Bear Stearns Funds Management Inc.,
                  383 Madison Avenue, New York, New York 10179
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (212) 272-2093
                  (Registrant's Area Code and Telephone Number)
                   -----------------------------------------
                            Ralph W. Bradshaw, President
                     Cornerstone Strategic Value Fund, Inc.
                     c/o Bear Stearns Funds Management Inc.
                               383 Madison Avenue
                            New York, New York 10179
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Thomas R. Westle, Esq.
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174
                   -----------------------------------------


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after this Registration Statement becomes effective
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================
    TITLE OF                      PROPOSED         PROPOSED
   SECURITIES                      MAXIMUM          MAXIMUM          AMOUNT OF
     BEING       AMOUNT BEING  OFFERING PRICE      AGGREGATE       REGISTRATION
  REGISTERED       REGISTERED    PER UNIT (1)   OFFERING PRICE(1)       FEE
 ------------------------------------------------------------------------------
Common Stock
($0.01 par value) 134,333,000    $134,333,000    $134,333,000       $17,019.99

(1) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the Securities Act of 1933, as amended, based on the Exchange Ratio (the net asset value of Progressive Return Fund, Inc. and Investors First Fund, Inc.).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

                         TABLE OF CONTENTS OF FORM N-14

This Registration Statement contains the following papers and documents:
o    Cover Sheet
o    Contents of Registration Statement
o    Form N-14 Cross Reference Sheet
o    Letter to Stockholders of Cornerstone Strategic Value Fund, Inc.
o    Letter to Stockholders of Progressive Return Fund, Inc.
o    Letter to Stockholders of Investor First Fund, Inc.
o Notice of Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc.
o    Notice of Annual Meeting of Stockholders of Progressive Return Fund, Inc.
o    Notice of Annual Meeting of Stockholders of Investor First Fund, Inc.
o    Part A - Proxy Statement/Prospectus
o    Part B - Statement of Additional Information
o    Part C - Other Information
o    Signature Page o Exhibits

                              CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933

ITEM NO.                                                      PROXY/PROSPECTUS
--------                                                      ----------------
1.  Beginning of Registration Statement and
Outside Front Cover Page of Prospectus                        Cover Page

2.  Beginning and Outside Back Cover
Page of Prospectus                                            Cover Page; Table of Contents of Prospectus

3.  Fee Table, Synopsis Information
and Risk Factors                                              Synopsis; Risk Factors and Considerations;
                                                              Comparison Investment Objectives and
                                                              Policies

4.  Information about the Transaction                         Synopsis; Proposed Information about the
                                                              Merger; Additional Information about the
                                                              Funds

5.  Information about the Registrant
                                                              Synopsis; Risk Factors and Considerations;
                                                              Comparison of Investment Objectives and Policies;
                                                              and Additional Information about the Funds

6.  Information about the Company Being Acquired              Synopsis; Risk Factors and Special
                                                              Considerations; Comparison of Investment
                                                              Objectives and Policies; and Additional
                                                              Information about the Funds

7.  Voting Information                                        Notice of Meeting of Stockholders;
                                                              General; Required Vote

8.  Interest of Certain Persons and Experts                   Additional Information about the Funds

9.  Additional Information Required for Reoffering
by Persons Deemed to be Underwriters                          Not Applicable


ITEM NO.                               STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. Additional Information About
the Registrant                           Proxy Statement/Prospectus

13.  Additional Information about
the Company being Acquired               Proxy Statement/Prospectus

14. Financial Statements                 Financial Statements

15 - 17 Information required to be included in Part C is set forth under the appropriate item, so numbered, in
                                         Part C of this Registration Statement

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
                     c/o Bear Stearns Funds Management, Inc.
                               383 Madison Avenue
                            New York, New York 10179
                                 April 26, 2004
Dear Stockholder:

         We are pleased to invite you to the Annual Meeting of Stockholders (the "Annual Meeting") of Cornerstone Strategic Value Fund, Inc., a Maryland corporation ("CLM").

         The Annual Meeting is scheduled to be held at 10:30 a.m. (EST) on Thursday, June 10, 2004, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179. At the Annual Meeting, Stockholders will be asked to approve the following proposals:

         (1) to approve a Merger Agreement and Plan of Reorganization (the "PGF Plan" or "PGF Merger Agreement"), whereby Progressive Return Fund, Inc. ("PGF") will merge with and into CLM in accordance with the Maryland General Corporation Law;
         (2) to approve a Merger Agreement and Plan of Reorganization (the "MGC Plan" or "MGC Merger Agreement"), whereby Investors First Fund, Inc. ("MGC") will merge with and into CLM in accordance with the Maryland General Corporation Law;
         (3) to approve an amendment to the Articles of Incorporation increasing the amount of the authorized shares of the Fund and changing the par value of the Fund's common stock; and
         (4) to approve the re-election of Messrs. Strauss and Wilcox, Sr. as Class III Directors and the re-election of Mr. Clark as a Class II Director.

         The Board of Directors of the Fund believes that each merger, while separate and distinct from each other, is very important to your interests as a stockholder. Please note that because each merger is separate and distinct, it is possible that one, both or none of the mergers may occur.

         Stockholders who are unable to attend this meeting are strongly encouraged to vote by proxy, which is customary in corporate meetings of this kind. A Proxy Statement/Prospectus regarding the meeting, a proxy card(s) for your vote at the meeting and an envelope - postage prepaid - in which to return your proxy card are enclosed. At the Annual Meeting you will be asked to vote on four matters.

THE BOARD OF DIRECTORS OF THE FUND BELIEVES THAT: (I) THE PROPOSED PGF MERGER;
(II) THE PROPOSED MGC MERGER; (III) THE AMENDMENT TO THE ARTICLES OF INCORPORATION; AND (IV) THE RE-ELECTION OF THE BOARD OF DIRECTORS ARE EACH IN THE BEST INTERESTS OF THE FUND AND ITS STOCKHOLDERS AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE "FOR" PROPOSALS 1, 2, 3 AND 4.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU MAY OWN. PLEASE TAKE A FEW MINUTES TO REVIEW THIS PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

CLM has engaged InvestorCONNECT, a professional proxy solicitor, to assist shareholders throughout the voting process. If you should have any questions regarding this proxy material, you can contact InvestorCONNECT at (800) 870-0658. As the meeting date approaches and we still have not received your proxy, you may receive a call from InvestorCONNECT encouraging you to vote your shares in order to be represented at this meeting.

                                            Respectfully,

                                            Ralph W. Bradshaw
                                            Chairman of the Board of Directors

YOU ARE URGED TO SIGN THE PROXY CARD(S) AND RETURN THE CARD(S) IN THE POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR SHAREHOLDINGS.

                          PROGRESSIVE RETURN FUND, INC.
                     c/o Bear Stearns Funds Management Inc.
                               383 Madison Avenue
                            New York, New York 10179
                                 April 26, 2004


Dear Stockholder:

         We are pleased to invite you to the Annual Meeting of Stockholders (the "Annual Meeting") of Progressive Return Fund, Inc., a Maryland corporation ("PGF").

         The Annual Meeting is scheduled to be held at 10:00 a.m. (EST) on Thursday, June 10, 2004, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179. At the Annual Meeting, stockholders will be asked to consider and approve the following proposals:

         (1) to approve a Merger Agreement and Plan of Reorganization (the "PGF Plan" or "PGF Merger Agreement"), whereby PGF will merge with and into Cornerstone Strategic Value Fund, Inc. ("CLM") in accordance with the Maryland General Corporation Law;

         and, in the event that either the CLM or the PGF stockholders do not approve the PGF Merger, then the PGF stockholders will be asked to approve the following proposal:

         (2) to approve the re-election of Messrs. Lenagh and Strauss as Class I Directors and the re-election of Mr. Clark as Class III Director.

         As a result of the approval of the merger, PGF will cease to exist and CLM will be the surviving corporation. PGF stockholders should note that at the CLM Annual Meeting, CLM stockholders will be asked to approve a separate and distinct merger agreement whereby Investors First Fund, Inc. will be merged with and into CLM. The PGF merger will have a significant impact on each PGF stockholder and you are strongly urged to read all of the information contained in the Combined Proxy Statement/Prospectus, including the information concerning the MGC Merger.

         Stockholders who are unable to attend this meeting are strongly encouraged to vote by proxy, which is customary in corporate meetings of this kind. A Proxy Statement/Prospectus regarding the meeting, a proxy card(s) for your vote at the meeting and an envelope - postage prepaid - in which to return your proxy card are enclosed. At the Annual Meeting you will be asked to vote on two matters.

THE BOARD OF DIRECTORS OF THE FUND BELIEVES THAT THE PROPOSED PGF MERGER IS IN THE BEST INTERESTS OF THE FUND AND ITS STOCKHOLDERS AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE "FOR" PROPOSAL 1.

THE BOARD OF DIRECTORS OF THE FUND BELIEVES THAT, IN THE ALTERNATIVE, IF THE PROPOSED MERGER IS NOT CONSUMMATED, THAT THE VOTE FOR CONTINGENT PROPOSAL 2, THE RE-ELECTION OF THE DIRECTORS, IS IN THE BEST INTERESTS OF THE FUND AND ITS STOCKHOLDERS AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE "FOR" PROPOSAL 2.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU MAY OWN. PLEASE TAKE A FEW MINUTES TO REVIEW THIS PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

PGF has engaged InvestorCONNECT, a professional proxy solicitor, to assist shareholders throughout the voting process. If you should have any questions regarding this proxy material, you can contact InvestorCONNECT at (800) 870-0658. As the meeting date approaches and we still have not received your proxy, you may receive a call from InvestorCONNECT encouraging you to vote your shares in order to be represented at this meeting.



                                             Respectfully,

                                             Ralph W. Bradshaw
                                             Chairman of the Board of Directors

YOU ARE URGED TO SIGN THE PROXY CARD(S) AND RETURN THE CARD(S) IN THE POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR SHAREHOLDINGS.

                           INVESTORS FIRST FUND, INC.
                     c/o Bear Stearns Funds Management Inc.
                               383 Madison Avenue
                            New York, New York 10179
                                 April 26, 2004

Dear Stockholder:

         We are pleased to invite you to the Annual Meeting of Stockholders (the "Annual Meeting") of Investors First Fund, Inc. ("MGC"), a Maryland corporation.

         The Annual Meeting is scheduled to be held at 9:30 a.m. (EST) on Thursday, June 10, 2004, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179. At the Annual Meeting, stockholders will be asked to approve the following proposals:

         (1) to approve a Merger Agreement and Plan of Reorganization (the "MGC Plan" or "MGC Merger Agreement"), whereby MGC will merge with and into Cornerstone Strategic Value Fund, Inc. ("CLM") in accordance with the Maryland General Corporation Law;

         and, in the event that either the CLM or the MGC stockholders do not approve the MGC Merger, then the MGC stockholders will be asked to approve the following proposal:

         (2) the re-election of Messrs. Bradshaw and Clark as Directors to serve until the 2007 Annual Meeting of Stockholders.

         As a result of the approval of the merger, MGC will cease to exist and CLM will be the surviving corporation. MGC stockholders should note that at the CLM Annual Meeting, CLM stockholders will be asked to approve a separate and distinct merger agreement whereby Progressive Return Fund, Inc. will be merged with and into CLM. The MGC Merger will have a significant impact on each MGC stockholder and you are strongly urged to read all of the information contained in the Combined Proxy Statement/Prospectus, including the information concerning the PGF Merger.

         Stockholders who are unable to attend this meeting are strongly encouraged to vote by proxy, which is customary in corporate meetings of this kind. A Proxy Statement/Prospectus regarding the meeting, a proxy card(s) for your vote at the meeting and an envelope - postage prepaid - in which to return your proxy card are enclosed. At the Annual Meeting you will be asked to vote on two matters.

THE BOARD OF DIRECTORS OF THE FUND BELIEVES THAT THE PROPOSED MGC MERGER IS IN THE BEST INTERESTS OF THE FUND AND ITS STOCKHOLDERS AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE "FOR" PROPOSAL 1.

THE BOARD OF DIRECTORS OF THE FUND BELIEVES THAT, IN THE ALTERNATIVE, IF THE PROPOSED MERGER IS NOT CONSUMMATED, THAT THE VOTE FOR CONTINGENT PROPOSAL 2, THE RE-ELECTION OF THE DIRECTORS, IS IN THE BEST INTERESTS OF THE FUND AND ITS STOCKHOLDERS AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE "FOR" PROPOSAL 2.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU MAY OWN. PLEASE TAKE A FEW MINUTES TO REVIEW THIS PROXY STATEMENT AND VOTE YOUR SHARES TODAY.

MGC has engaged InvestorCONNECT, a professional proxy solicitor, to assist shareholders throughout the voting process. If you should have any questions regarding this proxy material, you can contact InvestorCONNECT at (800) 870-0658. As the meeting date approaches and we still have not received your proxy, you may receive a call from InvestorCONNECT encouraging you to vote your shares in order to be represented at this meeting.

                                         Respectfully,

                                         William A. Clark
                                         Chairman of the Board of Directors

YOU ARE URGED TO SIGN THE PROXY CARD(S) AND RETURN THE CARD(S) IN THE POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR SHAREHOLDINGS.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

         Notice is hereby given that the Annual Meeting of Stockholders (the "CLM Annual Meeting") of Cornerstone Strategic Value Fund, Inc. ("CLM"), a Maryland corporation, will be held at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179, on Thursday, June 10, 2004, at 10:30 a.m. (EST), for the following purposes:

         (1) To consider and vote upon the approval of a PGF Merger Agreement and Plan of Reorganization dated June 18, 2004 whereby Progressive Return Fund, Inc. ("PGF") will merge with and into CLM, in accordance with the Maryland General Corporation Law;
         (2) To consider and vote upon the approval of a MGC Merger Agreement and Plan of Reorganization dated June 18, 2004 whereby Investors First Fund, Inc. ("MGC") will merge with and into CLM, in accordance with the Maryland General Corporation Law;
         (3) To consider and approve an amendment to the Articles of Incorporation increasing the amount of authorized shares and changing the par value per share of CLM's common stock ; and
         (4) To re-elect Messrs. Strauss and Wilcox, Sr. as Class III Directors and to re-elect Mr. Clark as a Class II Director.

         The appointed proxies will vote in their discretion on any other business that may properly come before the CLM Annual Meeting or any adjournments thereof.

         Holders of record of shares of common stock of CLM at the close of business on March 24, 2004 (the "Record Date") are entitled to vote at the CLM Annual Meeting and at any postponements or adjournments thereof. In addition to stockholders of CLM approving each of the proposed mergers with PGF and MGC, PGF stockholders must approve the PGF merger, and MGC stockholders must approve the MGC merger.

         The persons named as proxies may propose one or more adjournments of the CLM Annual Meeting if the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the meeting. Any such adjournment will require the affirmative vote of the holders of a majority of CLM's shares present in person or by proxy at the CLM Annual Meeting. The persons named as proxies will vote those proxies which they are entitled to vote on any such proposal in accordance with their best judgment in the interest of CLM.

         The enclosed proxy is being solicited on behalf of the Board of Directors of CLM.

                                      By Order of the Board of Directors,


                                      Ralph W. Bradshaw, President

                          PROGRESSIVE RETURN FUND, INC.
                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

         Notice is hereby given that the Annual Meeting of Stockholders (the "PGF Annual Meeting") of Progressive Return Fund, Inc. ("PGF"), a Maryland corporation, will be held at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179, on Thursday, June 10, 2004, at 10:00 a.m. (EST) for the following purposes:

         1. To consider and vote upon the approval of a PGF Merger Agreement and Plan of Reorganization dated June 18, 2004 whereby PGF will merge with and into Cornerstone Strategic Value Fund, Inc. ("CLM"), in accordance with the Maryland General Corporation Law;

         and, in the alternative if stockholders do not approve the PGF Merger proposal, then stockholders will be asked to vote upon Proposal 2:

         2. To consider and vote upon the re-election of Messrs. Lenagh and Strauss as Class I Directors and Mr. Clark as Class III Director.

         The appointed proxies will vote in their discretion on any other business that may properly come before the PGF Annual Meeting or any adjournments thereof.

         Holders of record of shares of common stock of PGF at the close of business on March 24, 2004 (the "Record Date") are entitled to vote at the PGF Annual Meeting and at any postponements or adjournments thereof. CLM stockholders must approve the merger as well. CLM stockholders are also being asked to approve a merger agreement between CLM and Investors First Fund, Inc. which, if approved, will be effective simultaneously with this Merger. For further information concerning each merger, please refer to the combined Proxy Statement/Prospectus enclosed herein.

         The persons named as proxies may propose one or more adjournments of the PGF Annual Meeting if the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the meeting. Any such adjournment will require the affirmative vote of the holders of a majority of PGF's shares present in person or by proxy at the PGF Annual Meeting. The persons named as proxies will vote those proxies which they are entitled to vote on any such proposal in accordance with their best judgment in the interest of PGF.

         The enclosed proxy is being solicited on behalf of the Board of Directors of PGF.

                                    By Order of the Board of Directors,


                                    Ralph W. Bradshaw, President

                           INVESTORS FIRST FUND, INC.
                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

         Notice is hereby given that the Annual Meeting of Stockholders (the "MGC Annual Meeting") of Investors First Fund, Inc. ("MGC"), a Maryland corporation, will be held at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179, on Thursday, June 10, 2004, at 9:30 a.m. (EST) for the following purposes:

         1. To consider and vote upon the approval of a MGC Merger Agreement and Plan of Reorganization dated June 18, 2004 whereby MGC will merge with and into Cornerstone Strategic Value Fund, Inc. ("CLM"), in accordance with the Maryland General Corporation Law;

         and, in the alternative if stockholders do not approve the MGC Merger proposal, then stockholders will be asked to vote upon Proposal 2:

         2. To consider and vote upon the re-election of Messrs. Bradshaw and Clark as members of the Board of Directors each to serve until the Year 2007 Annual Meeting of Stockholders.

         The appointed proxies will vote in their discretion on any other business that may properly come before the MGC Annual Meeting or any adjournments thereof.

         Holders of record of shares of common stock of MGC at the close of business on March 24, 2004 (the "Record Date") are entitled to vote at the MGC Annual Meeting and at any postponements or adjournments thereof. CLM stockholders must approve the merger as well. CLM stockholders are also being asked to approve a merger agreement between CLM and Progressive Return Fund, Inc. which, if approved, will be effective simultaneously with this merger. For further information concerning each merger, please refer to the combined Proxy Statement/Prospectus enclosed herein.

         The persons named as proxies may propose one or more adjournments of the MGC Annual Meeting if the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the meeting. Any such adjournment will require the affirmative vote of the holders of a majority of MGC's shares present in person or by proxy at the MGC Annual Meeting. The persons named as proxies will vote those proxies which they are entitled to vote on any such proposal in accordance with their best judgment in the interest of MGC.

         The enclosed proxy is being solicited on behalf of the Board of Directors of MGC.

                                            By Order of the Board of Directors,

                                            William A. Clark, President

                           INSTRUCTIONS FOR SIGNING PROXY CARDS


         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Fund involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:


                                  REGISTRATION


CORPORATE ACCOUNTS                                            VALID SIGNATURE

(1) ABC Corp.................................................ABC Corp.
                                                        (by John Doe, Treasurer)
(2) ABC Corp.................................................John Doe, Treasurer
(3) ABC Corp.
     c/o John Doe, Treasurer..................................John Doe
(4)  ABC Corp. Profit Sharing Plan............................John Doe, Trustee

TRUST ACCOUNTS

(1) ABC Trust................................................Jane B. Doe,
                                                             Trustee
(2) Jane B. Doe, Trustee
    u/t/d/ 12/28/78..........................................Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS

(1) John B. Smith, Cust.
    f/b/o John B. Smith, Jr. UGMA............................John B. Smith
(2) John B. Smith............................................John B. Smith, Jr.,
                                                             Executor

                       COMBINED PROXY STATEMENT/PROSPECTUS

                                       OF

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

                          PROGRESSIVE RETURN FUND, INC.

                                       AND

                           INVESTORS FIRST FUND, INC.

         This combined Proxy Statement/Prospectus is being furnished to stockholders of Cornerstone Strategic Value Fund, Inc. ("CLM"), Progressive Return Fund, Inc. ("PGF") and Investors First Fund, Inc. ("MGC") for use at each Fund's Annual Meeting of Stockholders (CLM, PGF and MGC may be referred to hereinafter as the "Fund" or collectively, the "Funds"). Each of the PGF Annual Meeting, CLM Annual Meeting and MGC Annual Meeting will be held on Thursday, June 10, 2004 at 10:30 a.m. (EST), at 10:00 a.m. (EST), and at 9:30 a.m. (EST),
respectively, and at any and all postponements or adjournments thereof.

         Throughout this Combined Proxy Statement/Prospectus the CLM Annual Meeting, PGF Annual Meeting and the MGC Annual Meeting shall collectively be referred to as the "Meetings." The approximate mailing date of this Proxy Statement/Prospectus is April 26, 2004.

PURPOSE OF THE MEETINGS.

         The Meetings are being called for the following purposes:

         1. At the CLM and PGF Annual Meetings, stockholders of CLM and PGF will be asked to approve the PGF Merger Agreement and Plan of Reorganization dated June 18, 2004 (the "PGF Plan") whereby PGF will merge with and into CLM, in accordance with the Maryland General Corporation Law.

         2. At the CLM and MGC Annual Meetings, stockholders of CLM and MGC will be asked to approve the MGC Merger Agreement and Plan of Reorganization dated June 18, 2004 (the "MGC Plan") whereby MGC will merge with and into CLM, in accordance with the Maryland General Corporation Law.

         3. At the CLM Annual Meeting, stockholders of CLM will asked to consider and approve an Amendment to the Articles of Incorporation increasing the amount of authorized shares of CLM common stock and changing the par value per share.

         4. At the CLM Annual Meeting, stockholders of CLM will further be asked to consider and approve the re-election of Messrs. Strauss and Wilcox, Sr. as Class III members of the Board of Directors and Mr. Clark as a Class II member of the Board of Directors.

         5. At the PGF Annual Meeting and in the event that the PGF Merger is not consummated, PGF's stockholders will be asked to contingently vote on the re-election of Messrs. Lenagh and Strauss as Class I members of the Board of Directors and Mr. Clark as a Class III member of the Board of Directors.

         6. At the MGC Annual Meeting and in the event that the MGC Merger is not consummated, MGC's stockholders will be asked to contingently vote on the re-election of Messrs. Bradshaw and Clark as members of the Board of Directors.

         CLM stockholders should note that each of the PGF Merger and the MGC Merger are separate proposals requiring their consideration and approval and, therefore, should be analyzed as such. Stockholders of PGF and MGC should note that each merger proposal is separate and distinct from the other.

         SPECIFICS OF EACH PLAN OF REORGANIZATION.

         PGF MERGER:  As a result of the approval of the PGF Merger:

         (i)      PGF will no longer exist,
         (ii)     CLM will be the surviving corporation,
         (iii) each share of common stock of PGF will convert into an equivalent dollar amount of full and fractional shares of common stock of CLM based on the relative net asset value per share of each Fund on the business day preceding the day on which the PGF Merger is consummated,
         (iv) each PGF stockholder participating in the PGF dividend reinvestment plan shall receive fractional shares of CLM based on the relative net asset value per share of each Fund on the business day preceding the day on which the PGF Merger is consummated, and
         (v) PGF stockholders that do not participate in the PGF dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the American Stock Exchange, LLC (the "AMEX") at the then current price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.

         In connection with the merger, CLM will issue that number of shares that have an aggregate net asset value equal to the aggregate net asset value of the outstanding shares of PGF. Each PGF stockholder, in connection with the merger, will receive shares of CLM having an aggregate net asset value equal to the aggregate net asset value of the stockholder's PGF shares at the close of business on the day before the Effective Date of the PGF Merger. While the total net asset value of shares received by each PGF stockholder in the merger may be the same as before the merger, the market value of CLM shares that a PGF stockholder receives in the merger may be more or less than the market value of PGF shares that such stockholder owned immediately before the merger, depending on the current market discount or premium levels of CLM and PGF. Shares of closed-end investment companies frequently trade at a market price that is less than or greater than the value of the fund's assets.

         MGC MERGER:  As a result of the approval of the MGC Merger:

         (i)      MGC will no longer exist,
         (ii)     CLM will be the surviving corporation,
         (iii) each share of common stock of MGC will convert into an equivalent dollar amount of full and fractional shares of common stock of CLM based on the relative net asset value per share of each Fund on the business day preceding the day on which the MGC Merger is consummated,
         (iv) each MGC stockholder that participates in the MGC dividend reinvestment plan shall receive fractional shares of CLM based on the relative net asset value per share of each Fund on the business day preceding the day on which the MGC Merger is consummated, and
         (v) MGC stockholders that do not participate in the MGC dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.

         In connection with the MGC Merger, CLM will issue that number of shares that have an aggregate net asset value equal to the aggregate net asset value of the outstanding shares of MGC. Each MGC stockholder, in connection with the merger, will receive shares of CLM having an aggregate net asset value equal to the aggregate net asset value of the stockholder's MGC shares at the close of business on the day before the Effective Date of the MGC Merger. While the total net asset value of shares received by each MGC stockholder in the merger may be the same as before the merger, the market value of CLM shares that a MGC stockholder receives in the merger may be more or less than the market value of MGC shares that such stockholder owned immediately before the merger, depending on the current market discount or premium levels of CLM and MGC. Shares of closed-end investment companies frequently trade at a market price that is less than or greater than the value of the fund's assets.

         The proposed mergers are separate and distinct from each other, and no assurances can be given that either of the proposed mergers will be approved by stockholders of the respective Funds.

         CLM, PGF and MGC are each registered with the U.S. Securities and Exchange Commission (the "SEC") as a closed-end management investment company and, shares of CLM and PGF are both listed on the AMEX, and shares of MGC is listed on the New York Stock Exchange, Inc. (the "NYSE"). CLM and MGC are each classified as a diversified management investment company, whereas, PGF are classified as a non-diversified management investment company. CLM's investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. PGF seeks total return consisting of capital appreciation and current income by investing primarily in U.S. and non-U.S. securities. MGC seeks capital appreciation and current income by investing primarily in common stocks and securities convertible into common stock, substantially all of which will be U.S. securities. The current investment objective and policies of CLM will continue unchanged regardless of whether the mergers occur.

         The terms and conditions of the proposed mergers are more fully described in this Proxy Statement/Prospectus and in each Plan, copies of which are attached hereto as Exhibits A and B.


         This Proxy Statement/Prospectus serves as a prospectus for shares of CLM under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of CLM shares of common stock pursuant to each respective merger.


         PGF MERGER


         Assuming the stockholders of PGF and CLM approve the PGF Merger and that all other conditions contained in the PGF Merger Agreement are satisfied or waived, CLM and PGF will jointly file articles of merger (the "PGF Articles of Merger"), with the State Department of Assessments and Taxation of Maryland (the "Department"). It is proposed that the PGF Merger will become effective on June 18, 2004, or such other date as may result from the application of the terms of the PGF Merger Agreement (the "PGF Effective Date"). PGF, as soon as practicable after the PGF Effective Date, will terminate its registration under the Investment Company Act of 1940, as amended (the "Investment Company Act").


         MGC MERGER


         Assuming the stockholders of MGC and CLM approve the MGC Merger and that all other conditions contained in the MGC Merger Agreement are satisfied or waived, CLM and MGC will jointly file articles of merger (the "MGC Articles of Merger"), with the Department. It is proposed that the MGC Merger will become effective on June 18, 2004, or such other date as may result from the application of the terms of the MGC Merger Agreement (the "MGC Effective Date"). MGC, as soon as practicable after the MGC Effective Date, will terminate its registration under the Investment Company Act.

         Under Section 3-202 of the Maryland General Corporation Law (the "MGCL"), stockholders of PGF, CLM and MGC are not entitled to any appraisal or similar rights in connection with each respective merger contemplated by the respective Plans.

         This Proxy Statement/Prospectus sets forth concisely the information about each Fund that you should be aware of before voting upon a merger proposal. You should retain this Proxy Statement/Prospectus for future reference as it sets forth information about CLM, PGF and MGC that you should know before voting on any merger proposal.

         A Statement of Additional Information (the "SAI") dated April __, 2004, which contains additional information about CLM has been filed with the SEC. The SAI for CLM and financial statements of PGF, CLM and MGC for the calendar year ended December 31, 2003 are incorporated by reference into this Proxy STATEMENT/PROSPECTUS. Copies of these documents are available upon request and without charge by writing to the Assistant Secretary of the Fund c/o Bear Stearns Funds Management Inc. located at 383 Madison Avenue, 23rd Floor, New York, New York 10179, or by calling 1-800-837-2755. You may ask questions about any of the Funds by calling 1-800-837-2755. PGF has provided the information included in this Proxy Statement/Prospectus regarding that Fund, CLM has provided the information included in this Proxy Statement/Prospectus regarding that Fund, and MGC has provided the information included in this Proxy Statement/Prospectus regarding that Fund.


         CLM's shares of common stock are listed on the AMEX under the symbol "CLM," PGF's shares of common stock are listed on the AMEX under the symbol "PGF," and MGC's shares of common stock are listed on the NYSE under the symbol "MGC." After the Effective Date, shares of common stock of CLM will continue to be listed on the AMEX under the symbol "CLM." Reports, proxy materials and other information concerning each Fund may be inspected at the offices of the AMEX, 86 Trinity Place, New York, New York 10006, for CLM and PGF, and at the offices of the NYSE, 11 Wall Street, New York, New York 10005, for MGC.

         The SEC has not approved or disapproved these securities or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         The date of this Proxy Statement/Prospectus is April 26, 2004

                                TABLE OF CONTENTS
                                                                            Page
General ....................................................................   1

ITEM I.  PGF MERGER PROPOSAL TO BE VOTED ON BY STOCKHOLDERS OF PGF AND CLM

Proposal 1 (PGF and CLM Stockholders Only): APPROVAL OF THE PGF MERGER AGREEMENT
AND PLAN OF REORGANIZATION .................................................   3

         Synopsis ..........................................................   4
         Principal Risk Factors ............................................   6
         Expense Table .....................................................   9
         Financial Highlights ..............................................   9
         Comparison of Investment Objectives and Policies ..................  10
         United States Federal Income Taxes ................................  13
         Information about the Merger ......................................  14
         Additional Information about the Funds ............................  19
         Management of the Funds ...........................................  24
         Experts ...........................................................  26
         Required Vote .....................................................  26
         Legal Proceedings .................................................  26
         Legal Opinions ....................................................  26

ITEM II. MGC MERGER PROPOSAL TO BE VOTED ON BY STOCKHOLDERS OF MGC AND CLM

Proposal 2 (MGC and CLM Stockholders Only): APPROVAL OF THE MGC MERGER AGREEMENT
AND PLAN OF REORGANIZATION .................................................  27

         Synopsis ..........................................................  28
         Principal Risk Factors ............................................  31
         Expense Table .....................................................  33
         Financial Highlights ..............................................  34
         Comparison of Investment Objectives and Policies ..................  34
         United States Federal Income Taxes ................................  37
         Information about the Merger ......................................  38
         Additional Information about the Funds ............................  43
         Management of the Funds ...........................................  47
         Experts ...........................................................  50
         Required Vote .....................................................  50
         Legal Proceedings .................................................  50
         Legal Opinions ....................................................  50

ITEM III. ADDITIONAL PROPOSALS TO BE VOTED ON BY CLM STOCKHOLDERS

CLM Proposal 3: Amendment to the Articles of Incorporation .................  51

CLM Proposal 4: Election of Directors ......................................  52

ITEM IV ADDITIONAL PROPOSAL TO BE VOTED ON BY PGF STOCKHOLDERS WHICH WILL
        ONLY TAKE EFFECT IN THE EVENT THAT ITEM I - PROPOSAL 1 IS NOT APPROVED BY BOTH FUNDS' STOCKHOLDER'S

PGF Proposal 2: Election of Directors ......................................  60

ITEM V ADDITIONAL PROPOSAL TO BE VOTED ON BY MGC STOCKHOLDERS WHICH WILL
       ONLY TAKE EFFECT IN THE EVENT THAT ITEM II - PROPOSAL 2 IS NOT APPROVED BY BOTH FUNDS' STOCKHOLDER'S

MGC Proposal 2: Election of Directors ......................................  68

Additional Information .....................................................  75

Exhibit A: Form of PGF Merger Agreement .................................... A-1

Exhibit B: Form of MGC Merger Agreement .................................... B-1

Exhibit C1: Form of CLM Proxy Card .........................................C1-1

Exhibit C2: Form of PGF Proxy Card .........................................C2-1

Exhibit C3: Form of MGC Proxy Card .........................................C3-1

Exhibit D: Amendment to the Articles of Incorporation ...................... D-1

Exhibit E: CLM Audit Committee Charter ..................................... E-1

Exhibit F: PGF Audit Committee Charter ..................................... F-1

Exhibit G: MGC Audit Committee Charter ..................................... G-1

                                     GENERAL

         This combined Proxy Statement/Prospectus is furnished to the stockholders of each Fund in connection with the solicitation of proxies on behalf of each of its Board of Directors. The Board of Directors of each Fund is soliciting proxies for use at each Fund's respective Annual Meeting. The mailing address for each Fund is c/o Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, New York 10179.

         This Proxy Statement/Prospectus, the Notices of Meeting to Stockholders and the proxy card(s) (attached hereto as Exhibits C) are first being mailed to stockholders on or about April 26, 2004 or as soon as practicable thereafter. Any stockholder who gives a proxy has the power to revoke the proxy either: (i) by mail, addressed to the Secretary of the respective Fund, at the Fund's mailing address, or (ii) in person at the Meeting by executing a superseding proxy or by submitting a notice of revocation to the respective Fund. All properly executed proxies received in time for the meetings will be voted as specified in the proxy or, if no specification is made, "FOR" each proposal for that Fund.

         Stockholders of both PGF and CLM will be asked to vote on Item I - Proposal 1 -- the approval of the PGF Merger. Stockholders of MGC and CLM will be asked to vote on Item II - Proposal 2 - the approval of the MGC Merger. CLM stockholders will be asked to vote on Item III - Proposals 3 and 4 - the approval of the Articles of Amendment to the Articles of Incorporation and the re-election of Messrs. Strauss and Wilcox, Sr. as Class III members of the Board of Directors and Mr. Clark as a Class II member of the Board of Directors.

         In the event that the PGF Merger is not consummated, PGF stockholders will be asked to contingently vote on Item IV - Proposal 2 -- the re-election of Messrs. Lenagh and Strauss as Class I members of the Board of Directors and Mr. Clark as a Class III member of the Board of Directors.

         Finally, in the event that that MGC Merger is not consummated, MGC stockholders will be asked to contingently vote on Item V - Proposal 2 -- the re-election of Messrs. Bradshaw and Clark, as Directors of the Fund.

QUORUM

         The presence, either in person or by proxy, of the holders of one-third of the outstanding shares of common stock entitled to vote at a meeting of PGF and CLM, will constitute a quorum for the transaction of business. The presence, either in person or by proxy, of the holders of a majority of the outstanding shares of common stock entitled to vote at a meeting of MGC, will constitute a quorum for the transaction of business. For purposes of determining the presence of a quorum for transacting business at a meeting, abstentions and broker "non-votes" will be treated as shares that are present. Broker non-votes are proxies received by a Fund from brokers or nominees, indicating that the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has the discretionary power to vote on a particular matter. Stockholders are urged to forward their voting instructions promptly.

REQUIRED VOTE

         Item I - Proposal 1 (the PGF Merger), to be submitted at the PGF and CLM Annual Meetings, requires the affirmative vote of a majority of the outstanding shares of common stock of each Fund.

         Item II - Proposal 2 (the MGC Merger), to be submitted at the MGC and CLM Annual Meetings, requires the affirmative vote of a majority of the outstanding shares of common stock of each Fund.

         Item III - CLM Proposal 3 (the Amendment to the Articles of Incorporation), to be submitted at the CLM Annual Meeting, requires the affirmative vote of a majority of the outstanding shares of common stock of CLM.

         Item III - CLM Proposal 4 (the re-election of the Directors), to be submitted at the CLM Annual Meeting, requires a plurality of the votes cast at the Meeting.

         Item IV -- PGF Proposal 2 (the re-election of the Directors), to be submitted at the PGF Annual Meeting, requires a plurality of the votes cast at the Meeting.

         Item V -- MGC Proposal 2 (the re-election of the Directors), to be submitted at the MGC Annual Meeting, requires a plurality of the votes cast at the Meeting.

         Abstentions and broker non-votes will have the effect of a "no" vote for Items I, II, and III - Proposal 3, and will have no effect on Items III - CLM's Proposal 4, IV or V.

         Proxy solicitations will be made primarily by mail, but solicitations may also be made by telephone, telegraph or personal interviews conducted by officers or employees of each Fund, Cornerstone Advisors, Inc., the investment adviser of CLM and PGF ("Cornerstone Advisors" or the "Advisor"), Bear Stearns Funds Management Inc., the administrator to each Fund ("BSFM" or the "Administrator"), and InvestorCONNECT, a professional proxy solicitor ("InvestorCONNECT"). Each Fund will bear its respective costs of solicitation.

         An agreement between each Fund and InvestorCONNECT provides for InvestorCONNECT to provide general solicitation services to each Fund at an estimated cost, including expenses, of $10,100, $9,200 and $13,900 for CLM, PGF and MGC, respectively. Each Fund will, upon request, bear the reasonable expenses of brokers, bank and their nominees who are holders of record of the Fund's voting securities on the record date, incurred in mailing copies of this Proxy Statement/Prospectus to the beneficial owners of the Funds' voting securities.

         Only stockholders of record of each Fund at the close of business on March 24, 2004 (the "Record Date"), are entitled to vote. Each outstanding share of each Fund is entitled to one vote on all matters voted upon at a meeting of the stockholders of that Fund. As of March 24, 2004, there were approximately 3,857,629 shares of CLM outstanding, approximately 1,170,103 shares of PGF outstanding, and approximately 9,875,409 shares of MGC outstanding.

         Each of CLM, PGF and MGC provide periodic reports to all of its stockholders. These reports highlight relevant information including investment results and a review of portfolio changes for each Fund. You may receive a copy of the most recent annual and semi-annual reports for CLM, PGF or MGC, without charge, by calling 1-800-837-2755 or writing to the Secretary of the Fund c/o Bear Stearns Funds Management Inc. located at 383 Madison Avenue, 23rd Floor, New York, New York 10179.

         The Board of Directors of each Fund knows of no business other than the proposals described above which will be presented for consideration at each Fund's respective Annual Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote on that matter in their discretion.

ITEM I.           MERGER PROPOSAL TO BE VOTED ON BY STOCKHOLDERS OF PGF AND CLM.

                                   PROPOSAL 1:

                  APPROVAL OF THE PGF MERGER AGREEMENT AND PLAN
                       OF REORGANIZATION (THE "PGF PLAN")

         On January 30, 2004 and February 20, 2004, the Boards of Directors of both Funds, including a majority of the Directors who are not "interested persons," as such term is defined in Section 2(a)(19) of the Investment Company Act (the "Non-interested Directors"), unanimously:

         (1)      declared that the merger of PGF with and into CLM is in the best interest of each Fund and its stockholders;
         (2)      declared that in their respective opinions neither Fund's
                  existing stockholders will be diluted as a result of the Merger;
         (3)      approved the PGF Plan; and
         (4)      recommended that the stockholders of each Fund approve the PGF
                  Plan.

         Stockholders should note that the composition of the Board of Directors of each Fund is identical, therefore, the Non-interested Directors are "non-interested" with respect to each Fund but might not be considered to be at arms-length with respect to the proposed PGF Merger. The Board of Directors of each Fund suggests that stockholders carefully review the information contained in the Proxy Statement/Prospectus before casting a vote.

         For more information about the merger, see "Information about the PGF Merger."

         The PGF Plan is subject to the approval of the stockholders of each Fund and certain other conditions that are explained below. It provides for the merger (the "PGF Merger") of PGF with and into CLM in accordance with the MGCL.

         As a result of the PGF Merger:

         (1)      PGF will no longer exist;
         (2)      CLM will be the surviving corporation, and then
                  (a) each share of common stock of PGF will convert into an equivalent dollar amount of full and fractional shares of common stock of CLM based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as such term is defined in the PGF Plan) preceding the Effective Date,
                  (b) PGF stockholders participating in PGF's dividend reinvestment plan will receive fractional shares, and
                           (c) PGF stockholders that do not participate in PGF's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.

         A copy of the PGF Plan is attached to this Proxy Statement/Prospectus as Exhibit A, and the description of the PGF Plan included in this Prospectus/Proxy Statement is qualified in its entirety by reference to Exhibit A.

         The following provides a more detailed discussion about the PGF Merger, each Fund and additional information that you may find helpful when considering your vote on the PGF Merger.

                                    SYNOPSIS

         This summary highlights important information included in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information included elsewhere in this Proxy Statement/Prospectus and the PGF Plan. Stockholders of each Fund should read this entire Proxy Statement/Prospectus carefully.

THE PROPOSED PGF MERGER.

         The Boards of Directors of CLM and PGF, including the Non-interested Directors of each Fund, have unanimously approved the PGF Plan. The PGF Plan provides for the merger of PGF with and into CLM. As a result of the PGF Merger:

         (1) each share of common stock of PGF will convert into an equivalent dollar amount of full and fractional shares of CLM common stock based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as such term is defined in the PGF Plan) preceding the Effective Date;
         (2) stockholders participating in PGF's dividend reinvestment plan will, on the Effective Date, receive fractional shares;
         (3) stockholders that do not participate in PGF's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.

         If the PGF Merger is not consummated, each Fund will continue as a separately managed investment company.

FORM OF ORGANIZATION.

         CLM is a closed-end, diversified management investment company and PGF is a closed-end, non-diversified management investment company, both of which are registered under the Investment Company Act. CLM and PGF were both organized as Maryland corporations in 1987 and 1989, respectively. Each Fund's Board of Directors is responsible for the management of the business and affairs of the respective Fund.

INVESTMENT OBJECTIVES.

         CLM's investment objective is to seek long-term capital appreciation through investment in equity securities, including common and preferred shares, of U.S. and non-U.S. companies. PGF seeks total return consisting of capital appreciation and current income by investing primarily in U.S. and non-U.S. securities, including common and preferred shares, and debt securities.

         Each Fund's investment objective is fundamental, and can only be changed with the approval of the holders of a majority of the outstanding voting securities of the Fund, as set forth in Section 2(a)(42) of the Investment Company Act.

         The preceding summary of each Fund's investment objective and certain policies should be considered in conjunction with the discussion below under "Risk Factors and Special Considerations" and "Comparison of Investment Objectives and Policies."

NET ASSETS OF THE FUNDS

         At December 31, 2003, CLM had net assets of $26,565,307 and PGF had net assets of $26,055,912.

FEES AND EXPENSES--PGF AND CLM

         Cornerstone Advisors serves as the investment adviser for both CLM and PGF. The investment advisory agreements between the Advisor and each Fund are substantially identical. As compensation for its advisory services, Cornerstone Advisors is contractually entitled to receive from each Fund an annual fee of one percent (1.00%) of that Fund's average weekly net assets payable on a monthly basis. Cornerstone Advisors has implemented a voluntarily fee waiver with regard to each Fund. Prior to December 31, 2003, the Advisor voluntarily waived its management fees as to each Fund to the extent that each Fund's monthly operating expenses exceeded 0.10% of net assets calculated on a monthly basis (1.20% on an annualized basis). As of January 1, 2004, the Advisor has agreed to voluntarily waive its management fee to each Fund to the extent that each Fund's monthly operating expenses exceed 0.125% of net assets calculated on a monthly basis (1.5% on an annualized basis) (the "Current Fee Waiver"). The Advisor has informed each Fund's Board of Directors that in the event that the PGF Merger is approved by each Fund's stockholders, the Advisor will contractually waive its fees to the extent that the surviving Fund's monthly operating expenses exceed 0.10% of net assets calculated on a monthly basis ("Post Merger Fee Waiver"). The contractual fee waiver is subject to the Board's approval at the next regularly scheduled meeting and will be in effect until December 31, 2004, but may be renewed thereafter upon the consent of Cornerstone Advisors and the Board of Directors. While the expenses of the proposed PGF Merger are generally not regarded as "operating expenses," Cornerstone Advisors has stated that it will include the expenses of the PGF Merger as part of the "operating expenses," and thus they will be included in the fee waiver calculation to the benefit of shareholders.

         For the year ended December 31, 2003, Cornerstone Advisors earned $246,113 and $240,927 for performing its advisory services to CLM and PGF, respectively. The Advisor voluntarily waived $82,098 and $96,295 of its fees for CLM and PGF, respectively, under the Advisor's annualized fee waiver of 1.20%.

         BSFM serves as PGF's and CLM's administrator. PGF and CLM each pay BSFM a monthly fee that is computed weekly at an annual rate of 0.10% of the respective Fund's average weekly net assets, subject to a minimum annual fee of $50,000. In addition to the fee, the Fund is required to reimburse BSFM all out-of-pocket expenses incurred by it for attendance at any meetings (outside the New York metropolitan area) of the Board of Directors, or any committees of such Board, or any other meetings or presentations for which it is required to attend. For the year ended December 31, 2003, BSFM earned $50,000 from each Fund for services performed.

         Based on net assets at December 31, 2003, and projected expenses for the year 2004, in the absence of a fee waiver, each of CLM's and PGF's annualized expense ratio would be expected to be approximately 1.48% and 1.51%, respectively. Based on similar assumptions, CLM's annualized expense ratio after the PGF Merger, not including the expenses of the PGF Merger, is projected to be approximately 1.41%. Assuming the Post Merger Fee Waiver is in effect, CLM's annualized expense ratio is expected to be 1.20%. Based on similar assumptions, CLM's annualized expense ratio after the PGF and MGC Mergers, not including the expenses of either merger, are projected to be approximately 1.25%, assuming the Post Merger Fee Waiver described above remains in effect, CLM's annualized expense ratio is expected to be 1.20%. The actual expense ratios for the calendar year, whether or not the PGF Merger or the MGC Merger occur, may be higher or lower than these projections and depend upon performance, general stock market and economic conditions, net asset levels, stock prices and other factors, as well as whether the voluntary fee waiver is continued.

         See "Expense Table" below for the current expenses of each Fund and pro forma expenses following the proposed mergers.

DISTRIBUTION POLICIES

         On June 25, 2002, each Fund's Board of Directors adopted a fixed, monthly distribution policy, pursuant to which CLM and PGF made fixed, monthly distributions to their respective stockholders equal to $0.0825 and $0.2675 per share, respectively. At separate Board Meetings held on September 24, 2003, each respective Board met and approved an increase in the amount of the fixed, monthly distribution. Currently, CLM pays out $0.087 per share and PGF pays out $0.282 per share on a monthly basis. To the extent that these distributions exceed the current earnings of a Fund, the balance is generated from sales of portfolio securities held by the Fund and may be considered returns of capital.

         The Board of Directors of each Fund has reserved the right to change the dollar amount of the monthly distribution, but has indicated the intention to maintain the total amount of distributions at or above this level. The Board continues to believe that the distribution policy is in the best interests of each Fund and its stockholders, and it is the intention of the Board to continue such distribution policy so long as the Board continues to believe that it is in the best interest of the respective Fund and its stockholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE PGF MERGER.

         As a condition to the closing of the PGF Merger, each Fund will receive an opinion of Blank Rome LLP, counsel to each Fund, stating that the PGF Merger will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         Accordingly, CLM, PGF, CLM stockholders, and PGF stockholders that participate in the PGF dividend reinvestment plan will not recognize any substantial gain or loss as a result of the PGF Merger. However, PGF stockholders that do not participate in the PGF dividend reinvestment plan and receive cash in lieu of the fractional shares may recognize some gain. The holding period and the aggregate tax basis of CLM shares (including fractional shares) received by a PGF stockholder will be the same as the holding period and aggregate tax basis of the shares of PGF previously held by the stockholder. The holding period and the aggregate tax basis of the assets received by CLM in the PGF Merger will be the same as the holding period and the tax basis of such assets in the hands of PGF immediately before the PGF Merger. For more information about the tax consequences of the PGF Merger, see "Information about the PGF Merger - Tax Considerations and Consequences of the Merger."

UNREALIZED CAPITAL GAINS/LOSSES

         As of December 31, 2003, CLM had $2,114,454 in net unrealized capital gains representing 7.95% of net assets, and PGF had $(3,208,171) in net unrealized capital losses representing 12.31% of net assets.

EXPENSES OF THE PGF MERGER.

         In evaluating the proposed PGF Merger, the Board of Directors of each Fund have estimated the amount of expenses CLM and PGF would incur to be approximately $86,000 and $70,000, respectively, which includes, but is not limited to, AMEX fees, SEC registration fees, legal and accounting fees, proxy and distribution costs, and expenses incurred in connection with the PGF Merger. Some of these expenses represent expenses that would have been incurred by each Fund in holding their respective annual meetings. Each Fund will bear its respective costs of the PGF Merger, however, to the extent that any of the expenses incurred relate specifically to actions taken as a result of the PGF Merger, such as SEC registration fees and AMEX listing fees, such expenses will be allocated on the basis of relative net assets of all of the Funds. As discussed above under "Fees and Expenses - PGF and CLM," Cornerstone Advisors has stated that merger expenses will be included in the calculation of their contractual fee waiver, to the benefit of shareholders.

                             PRINCIPAL RISK FACTORS

         Both CLM and PGF are closed-end management investment companies and are designed primarily for long-term investors and not as trading vehicles.

         STOCK MARKET VOLATILITY. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Each Fund is subject to the general risk that the value of its investments may decline if the stock markets perform poorly. There is also a risk that each Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

         ISSUER SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

         INTEREST RATE RISK. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

         CREDIT RISKS. Fixed income securities rated B or below by S&Ps or Moody's may be purchased by either Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

         EXTENSION RISK. Each Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by that Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its respective net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

         INVESTMENT IN SMALL AND MID-CAPITALIZATION COMPANIES. Each Fund may invest in companies with mid or small sized capital structures (generally a market capitalization of $5 billion or less). Accordingly, each Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If a Fund is heavily invested in these securities and the value of these securities suddenly declines, that Fund will be susceptible to significant losses.

         OVER-THE-COUNTER BULLETIN BOARD MARKETS. Each Fund may invest in companies whose stock is trading on the over-the-counter Bulletin Board which have only a limited trading market. A more active trading market may never develop. Each Fund may be unable to sell its investments in these companies on any particular day due to the limited trading market.

         ANTI-TAKEOVER PROVISIONS. Each Fund's Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

         LEVERAGE RISK. Utilization of leverage is a speculative investment technique and involves certain risks to the holders of common stock. These include the possibility of higher volatility of the net asset value of the common stock and potentially more volatility in the market value of the common stock. So long as each Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of common stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of common stock will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that each Fund's leverage strategy will be successful.

         FOREIGN SECURITIES RISK. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls. These risks are more pronounced to the extent that each Fund invests a significant amount of its investments in companies located in one region.

         DEBT SECURITY RISK. In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

         COMMON STOCK RISK. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report or acts of terrorism, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

         MARKET DISCOUNT FROM NET ASSET VALUE. Shares of closed end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that a Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the common stock will be reduced immediately following the offering as a result of the payment of certain offering costs. Whether investors will realize gains or losses upon the sale of the common stock will depend not upon the Fund's net asset value but entirely upon whether the market price of the common stock at the time of sale is above or below the investor's purchase price for the common stock. Because the market price of the common stock will be determined by factors such as relative supply of and demand for the common stock in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the common stocks will trade at, below or above net asset value. As of December 31, 2003, each of CLM and PGF were trading at substantial premiums to their net asset value, 32.35% and 32.91%, respectively.

         As a stockholder, you may pay certain fees and expenses if you hold shares of CLM, PGF or MGC, or in CLM-Post PGF Merger, in CLM-Post MGC Merger, or in CLM-Post the combined PGF and MGC Mergers. These fees and expenses, including fees and expenses based on a pro forma basis, post the mergers are set forth in the table below and the example that follows.



                                  EXPENSE TABLE

                                                                                           CLM Pro Forma,
                                                             CLM Pro        CLM Pro        Post PGF and MGC
                                                             Forma, Post    Forma, Post    Mergers Combined
                                                             PGF Merger     MGC Merger
                             PGF          CLM        MGC     only           Only
                           ----------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION
EXPENSES

ANNUAL EXPENSES(1)
    Investment Advisory
    Fees                    1.00%       1.00%      1.00%         1.00%          1.00%            1.00%
    Other Expenses(2)
                            0.51%       0.48%      1.13%         0.41%          0.27%            0.25%
TOTAL ANNUAL EXPENSES

                            1.51%(3)    1.48%(3)   2.13%         1.41%(4)       1.27%(4)         1.25%(4)
                            =====       =====      =====         =====          =====            =====



(1) The percentages in the above table expressing annual fund operating expenses are based on each Fund's operating expenses for the fiscal period ended December 31, 2003.
(2) Other Expenses include administration, fund accounting, custody and transfer agency fees as well as legal and auditing annual expenses. These figures do not reflect the expenses of the PGF Merger, the MGC Merger, or of the combined mergers.
(3) Total Annual Expenses does not reflect the effect of Cornerstone Advisors Current Fee Waiver of 1.50% on an annualized basis. Assuming that the contractual Post Merger Fee Wavier continues, the Total Annual Expenses are expected to be 1.20%.
(4) Total Annual Expenses does not reflect the effect of any fee waiver. Assuming that the contractual Post Merger Fee Waiver is in effect, the Total Annual Expenses are expected to be 1.20%.


         Example. The purpose of the following example is to help you understand the costs and expenses you may bear, directly or indirectly, as an investor. This example is based on the level of total annual operating expenses for each Fund listed in the table above, the total expenses relating to a $10,000 investment, assuming a 5% annual return and reinvestment of all dividends and distributions. Stockholders do not pay these expenses directly, they are paid by the Funds before they distribute net investment income to stockholders. This example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual returns will vary.

                                          Pro Forma, Post   Pro Forma, Post    Pro Forma, Post PGF
                                             PGF Merger        MGC Merger        and MGC Mergers
  YEARS       PGF      CLM        MGC                                                Combined
---------------------------------------------------------------------------------------------------

    1        $154      $151      $216           $144              $129                $127
    3        $477      $468      $667           $446              $403                $397
    5        $824      $808     $1,144          $771              $697                $686
    10      $1,802    $1,768    $2,462         $1,691            $1,534              $1,511


                              FINANCIAL HIGHLIGHTS

         The information required in this portion is being incorporated by reference from each Fund's Annual Report to Stockholders filed with the SEC. This information was audited by Tait, Weller & Baker, each Fund's independent auditors, whose reports, along with each Fund's financial statements, are incorporated herein by reference and included in each Fund's Annual Report to Stockholders. Each of the Fund's Annual Report and Semi-Annual Report may be obtained without charge, by writing to the Secretary of the Fund c/o Bear Stearns Funds Management Inc., 383 Madison Avenue, 23 Fl., New York, New York 10179, or by calling 1-800-837-2755.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

ORGANIZATION.

         CLM is a closed-end, diversified management investment company registered under the Investment Company Act. CLM was incorporated in Maryland on May 1, 1987 and commenced operations on June 30, 1987. PGF is a closed-end, non-diversified management investment company registered under the Investment Company Act. PGF was incorporated on August 11, 1989 and commenced operations on November 9, 1989. Each Fund is managed and advised by Cornerstone Advisors. The shares of common stock of each Fund are listed and trade on the AMEX under the symbols "CLM" and "PGF", respectively. After the PGF Merger, CLM's shares will continue to trade on the AMEX under the symbol "CLM", while PGF's shares will be delisted and PGF will cease to exist.

         The shares of common stock of each Fund have equal non-cumulative voting rights and equal rights with respect to dividends, assets and dissolution. Each Fund's shares of common stock are fully paid and non-assessable and have no preemptive, conversion or other subscription rights. Fluctuations in the market price of each Fund's shares is the principal investment risk of an investment in either Fund. Portfolio management, market conditions, investment policies and other factors affect such fluctuations. Although the investment objectives, policies and restrictions of each Fund are similar, there are differences between them, as discussed below. There can be no assurance that either Fund will achieve its stated investment objective.

INVESTMENT OBJECTIVES.

         CLM

         CLM's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies which Fund management believes have demonstrated fundamental investment value and favorable growth prospects, as determined by the Advisor. In general, CLM invests primarily in common stocks, preferred stocks, rights, warrants and securities convertible into common stocks that are listed on stock exchanges or traded over the counter.

         PGF

         PGF's investment objective is to seek total return consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. companies and U.S. dollar denominated debt securities which Fund management believes demonstrated fundamental investment value and favorable growth prospects. In general, PGF invests in such equity securities that are traded in the United States on a securities exchange, over the counter, or as sponsored American Depository Receipts ("ADRs"), or other forms of depository receipt, such as International Depository Receipts ("IDR"). Depository receipts are issued with the cooperation of the company whose stock underlies the ADR. They are traded over an exchange like common stocks in the United States, and are typically issued in connection with a U.S. or foreign banks or trust companies and evidence ownership of the underlying securities issued by a foreign corporation, including voting rights.

         Each Fund's foregoing investment objective cannot be changed without the vote of a majority of the Fund's outstanding voting securities as set forth in Section 2(a)(42) of the Investment Company Act. No assurance can be given that either Fund's investment objective will be achieved.

COMPARISON OF INVESTMENT POLICIES.

         CLM

         CLM's portfolio, under normal market conditions, will consist principally of the equity securities of U.S. and non-U.S. companies. In general, CLM invests primarily in common stocks, preferred stocks, rights, warrants and securities convertible into common stocks that are listed on stock exchanges or traded over the counter. The Fund may, without limitation, hold cash or invest in assets in money market instruments, including U.S. and non-U.S. government securities, high grade commercial paper and certificates of deposit and bankers' acceptances issued by U.S. and non-U.S. banks having deposits of at least $500 million. In addition, CLM may engage in hedging transactions to reduce its company market and currency exchange exposure.

         Although CLM has the ability to invest a significant portion of its assets in non-U.S. companies, the Fund has consistently maintained the investment of at least 95% of its assets in U.S. companies since June 30, 2001.

         CLM may also invest up to 10% of its assets in the aggregate in the securities of other investment companies and up to 5% of its assets in any one such investment company, provided that such investment does not represent more than 3% of the voting stock of the acquired investment company of which such shares are purchased. As a shareholder in a investment company, the Fund will bear its ratable share of the investment company's expenses and would remain subject to payment of the Fund's advisory and administrative fees with respect to the assets so invested.

         CLM may invest up to 15% of its assets in illiquid U.S. and non-U.S. securities, provided that the Fund may not invest more than 3% of the Fund's assets in the securities of companies that, at the time of investment, had less than a year of operations, including operations of predecessor companies. The Fund will invest only in such illiquid securities that, in the opinion of Fund management, present opportunities for substantial growth over a period of two to five years.

         CLM does not expect to trade in securities for short-term gains. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions and related capital gains or losses. The Fund's investment policies emphasize long-term investment in the securities of companies, therefore, the Fund's annual portfolio turnover rate is expected to be relatively low, ranging between 25% and 75%.

         CLM's foregoing investment policies may be changed by the Fund's Board of Directors without shareholder vote.

         PGF

         PGF's portfolio, under normal market conditions, consists principally of the equity securities of large, mid and small capitalization companies. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, warrants and other securities having the characteristics of common stocks, such as ADRs and IDRs. The Fund may, however, invest a portion of its assets in U.S. dollar denominated debt securities when Fund management believes that it is appropriate to do so in order to achieve the Fund's investment objective - for example when interest rates are high in comparison to anticipated returns on equity investments. Debt securities in which the Fund may invest include U.S. dollar denominated bank, corporate or government bonds, notes, and debentures of any maturity determined by Fund management to be suitable for investment by the Fund. The Fund may invest in the securities of issuers that it determines to be suitable for investment by the Fund regardless of their rating. The Fund may not, however, invest more than 5% of its assets in debt securities that are determined by Fund management to be rated or comparable to securities rated B or below by S&P or Moody's.

         PGF's management utilizes a balanced approach, including value and growth investing by seeking out companies at reasonable prices, without regard to sector or industry, that demonstrate favorable long-term growth characteristics. Valuation and growth characteristics may be considered for purposes of selecting potential investment securities. In general in the securities industry, valuation analysis is used to determine the inherent value of the company by analyzing financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios and growth analysis is used to determine a company's potential for long-term dividends and earnings growth due to market-oriented factors such as growing market share, the launch of new products or services, the strength of its management and market demand.

         PGF may also invest up to 10% of its assets in the aggregate in the securities of other investment companies and up to 5% of its assets in any one such investment company, provided that such investment does not represent more than 3% of the voting stock of the acquired investment company of which such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of the investment company's expenses and would remain subject to payment of the Fund's advisory and administrative fees with respect to the assets so invested.

         PGF may invest up to 15% of its assets in illiquid U.S. and non-U.S. securities, provided that the Fund may not invest more than 3% of the Fund's assets in the securities of companies that, at the time of investment, had less than a year of operations, including operations of predecessor companies. The Fund will invest only in such illiquid securities that, in the opinion of Fund management, present opportunities for substantial growth over a period of two to five years.

         PGF does not expect to trade in securities for short-term gains. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions and related capital gains or losses. The Fund's investment policies emphasize long-term investment in the securities of companies, therefore, the Fund's annual portfolio turnover rate generally ranges between 25% and 75%.

         PGF's foregoing investment policies may be changed by the Fund's Board of Directors without shareholder vote.

EACH FUND'S NON-PRINCIPAL INVESTMENT POLICIES

         Temporary Defensive Positions. Each Fund may, in attempting to respond to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with its principal investment strategies. Such investments include various short-term instruments. If a Fund takes a temporary defensive position at the wrong time, the position would have an adverse impact on the Fund's performance and it may not achieve its stated investment objective.

         Securities Lending. Each Fund may lend its portfolio securities to broker-dealers in amounts equal to no more than 33 1/3% of the Fund's net assets. These transactions will be fully collateralized at all times with cash and/or high quality, short-term debt obligations. These transactions involve risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the securities lent. In the event the original borrower defaults on its obligation to return lent securities, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss and you could lose money on your investment.

         Borrowing. Each Fund may borrow money from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and may also pledge its assets to secure such borrowings. To reduce its indebtedness, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund

         Repurchase Agreements. Each Fund may enter into repurchase agreements collateralized by the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of securities with the condition that the original seller (a bank or broker-dealer) will buy back the same securities (collateral) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

         Under the Investment Company Act, neither Fund may:

         (1) invest more than 5% of its total assets in the securities of any one investment company, nor
         (2) acquire more than 3% of the outstanding voting securities of any such company.

                       UNITED STATES FEDERAL INCOME TAXES

         The following is a brief summary of certain United States federal income tax issues that apply to each Fund. Stockholders should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of each Fund's shares, as well as tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each Fund has qualified, and intends to continue to qualify and elect to be treated, as a regulated investment company ("RIC"), for each taxable year under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its stockholders.

         Each Fund intends to distribute annually to its stockholders substantially all of its investment company taxable income. The Board of Directors of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including any capital loss carryovers. Each Fund currently expects to distribute any excess annually to their stockholders. However, if either Fund retains for investment an amount equal to its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax, currently at a rate of 35%, on the amount retained. In that event, that Fund expects to designate such retained amounts as undistributed capital gains in a notice to its stockholders who:

         (1) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount;
         (2) will be entitled to credit their proportionate shares of the 35% tax paid by that Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and
         (3) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the stockholder's income.

         Income received by a Fund from sources within countries other than the United States may be subject to withholding and other taxes imposed by such countries, which will reduce the amount available for distribution to stockholders. If more than 50% of the value of either Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass-through" to stockholders the amount of foreign income and similar taxes it has paid. Pursuant to this election, stockholders of the electing Fund will be required to include in gross income (in addition to the full amount of the taxable dividends actually received) their pro rata share of the foreign taxes paid by that Fund. Each such stockholder will also be entitled either to deduct (as an itemized deduction) its pro rata share of foreign taxes in computing its taxable income or to claim a foreign tax credit against its U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions, but such a stockholder may be eligible to claim the foreign tax credit. The deduction for foreign taxes is not allowable in computing alternative minimum taxable income. Each stockholder will be notified within 60 days after the close of that Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of each Fund's income flows through to its stockholders. Any gains from the sale of securities by either Fund will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by each Fund. Because of the limitation, stockholders taxable in the United States may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each Fund. The foreign tax credit also cannot be used to offset more than 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals.

         Stockholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions made by the Fund to its stockholders. Furthermore, stockholders will also receive, if appropriate, various written notices after the close of each Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid, or that are treated as having been paid, by that Fund to its stockholders during the preceding taxable year. For a more detailed discussion of tax matters affecting each Fund and its stockholders, see "Taxation" in the SAI.

                          INFORMATION ABOUT THE MERGER

GENERAL.

         Under the PGF Plan, PGF will merge with and into CLM on the Effective Date. As a result of the PGF Merger and on the Effective Date:

         (1)      PGF will no longer exist; and
         (2)      CLM will be the surviving corporation and PGF will then:
                  (a) deregister as an investment company under the Investment Company Act,
                  (b) withdraw from registration under the Securities Exchange Act of 1934 (the "Exchange Act"),
                  (c) remove its shares of common stock from listing on the AMEX, and
                  (d)      cease its separate existence under Maryland law.

         Each share of common stock of PGF will convert into an equivalent dollar amount of full and fractional shares of CLM common stock, based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day preceding the Effective Date. CLM full and fractional shares will be issued to all of the PGF stockholders. PGF stockholders that participate in PGF's dividend reinvestment plan will receive fractional shares. Any PGF stockholder that does not participate in PGF's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.

         Under Section 3-202 of the MGCL, stockholders of a corporation whose shares are traded publicly on a national securities exchange, such as the Funds' shares, are not entitled to demand the fair value of their shares upon a merger; therefore, the stockholders of the Funds will be bound by the terms of the PGF Merger. However, any stockholder of either Fund may sell his or her shares of common stock at any time prior to the PGF Merger on the AMEX.

         The PGF Plan may be terminated and the PGF Merger abandoned, whether before or after approval by the Funds' stockholders, at any time prior to the Effective Date (i) by the mutual written consent of the Board of Directors of each Fund, or (ii) by either Fund's Board of Directors if the conditions to that Fund's obligations under the PGF Plan have not been satisfied or waived.

         If the PGF Merger has not been consummated by July 30, 2004, the PGF Plan automatically terminates on that date, unless a later date is mutually agreed upon by the Board of Directors of each Fund.

REASONS FOR THE PGF MERGER.

         The Board of Directors of each Fund including, all of the Non-Interested Directors, considered the proposed PGF Merger at separate meetings of each Board held on January 30, 2004 and February 20, 2004 and unanimously approved the proposed PGF Merger at separate meetings of each Board held on February 20, 2004. For the reasons discussed below, the Board of Directors of each Fund, including the Non-interested Directors of the Funds, after consideration of the potential benefits of the PGF Merger to the stockholders of each Fund and the expenses expected to be incurred by each Fund in connection therewith, unanimously determined that:

         (1) the interests of the existing stockholders of each Fund will not be diluted as a result of the proposed PGF Merger; and
         (2) the proposed PGF Merger is in the best interests of each Fund and its stockholders.

         The reasons stated above were fully recorded in each Fund's minute books.

         Two principal factors led the Boards to reach these conclusions: (i) the PGF Merger will create a larger Fund and, consequently, all other factors being equal, should result in an expense ratio that is lower than the current expense ratio of either Fund absent the voluntary fee waiver; and (ii) the larger Fund should provide better market liquidity for stockholders who want to sell their shares or add to their holdings. The Boards believe that, all other things being equal, a lower expense ratio and better market liquidity for the shares would be a beneficial result to the surviving Fund.

IN THE JUDGMENT OF THE BOARD OF DIRECTORS OF EACH FUND, THE PGF MERGER SERVES THE BEST INTERESTS OF EACH FUND AND ITS STOCKHOLDERS.

         Stockholders should note that the Boards of Directors of the two Funds are identical, therefore, although the Non-interested Directors are "non-interested" with respect to each of the Funds under the Investment Company Act, they are not at arm's-length with respect to the proposed PGF Merger.

         The Board of Directors of each Fund, in declaring advisable and recommending the proposed PGF Merger, also considered the following:

         (1) the capabilities and resources of Cornerstone Advisors in the area of investment management;
         (2) the experience of Cornerstone Advisors in managing an investment company that has implemented a fixed monthly distribution policy;
         (3) expense ratios and information regarding fees and expenses of the Funds, both currently and on a pro forma basis after the PGF Merger;
         (4) the terms and conditions of the PGF Merger and whether it would result in dilution of the interests of each Fund and its existing stockholders;
         (5) the compatibility of each Fund's portfolio securities, investment objective, policies and restrictions; (6) the tax consequences to each Fund and its stockholders in connection with the PGF Merger; and (7) the anticipated expenses of the PGF Merger.

         In reviewing issues relating to the structure of the PGF Merger and the selection of the surviving corporation in the PGF Merger, each Board also considered information provided to them by Cornerstone Advisors concerning:

         (1)      the comparative performance records of the two Funds;
         (2)      public and market perception of the two Funds;
         (3)      the relative size of the two Funds;
         (4) the investment policies, strategies and personnel Cornerstone Advisors intends to utilize in managing the surviving Fund;
         (5) Cornerstone Advisors' recommendation that CLM be the surviving corporation; and
         (6)      the relative tax positions of the Funds.

TERMS OF THE PGF MERGER AGREEMENT.

         The following is a summary of the significant terms of the PGF Plan. This summary is qualified in its entirety by reference to the PGF Plan, attached hereto as Exhibit A.

         Each share of common stock of PGF will convert into an equivalent dollar amount of full and fractional shares of CLM common stock based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as defined in the PGF Plan) preceding the Effective Date. CLM full and fractional shares will be issued to all of the PGF stockholders. PGF stockholders that participate in PGF's dividend reinvestment plan will receive fractional shares. Any PGF stockholder that does not participate in PGF's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.

         For purposes of valuing assets in connection with the PGF Merger, the assets of PGF will be valued pursuant to the principles and procedures consistently utilized by CLM, which principles and procedures are also utilized by PGF in valuing its own assets and determining its own liabilities. As a result, it is not expected that CLM's valuation procedures as applied to PGF's portfolio securities will result in any difference from the valuation that would have resulted from the application of PGF's valuation procedures to such securities. The net asset value per share of CLM common stock will be determined in accordance with these principles and procedures, and CLM will certify the computations involved. The net asset value per share of each Fund will not be adjusted to take into account differences in unrealized gains and losses, nor will it be adjusted to take into account the potential value of tax loss carryforwards.

         CLM will issue separate certificates or share deposit receipts for CLM common stock to stockholders of PGF. CLM will deliver these certificates or share deposit receipts representing shares of CLM common stock to American Stock Transfer & Trust Co., as the transfer agent and registrar for CLM common stock. CLM will not permit any PGF stockholder to receive new certificates representing shares of CLM common stock until the stockholder has surrendered his or her outstanding certificates representing shares of the common stock of PGF or, in the event of lost certificates, posted adequate bond. PGF will request its stockholders to surrender their outstanding certificates representing shares of the common stock of PGF or post adequate bond therefor. Distributions payable to holders of record of shares of CLM as of any date after the Effective Date and prior to the exchange of certificates by any stockholder of PGF will be paid to such stockholder, without interest; however, such distributions will not be paid unless and until such stockholder surrenders his or her stock certificates of PGF for exchange.

         PLEASE DO NOT SEND IN ANY STOCK CERTIFICATES AT THIS TIME. UPON CONSUMMATION OF THE PGF MERGER, STOCKHOLDERS OF PGF WILL BE FURNISHED WITH INSTRUCTIONS FOR EXCHANGING THEIR STOCK CERTIFICATES FOR CLM STOCK CERTIFICATES.

         The net asset value of the CLM shares received by PGF stockholders will be equal to the aggregate net asset value of the PGF shares exchanged.

         The PGF Plan provides, among other things, that the PGF Merger will not take place without (i) the requisite approval of the stockholders of CLM and PGF, and (ii) the effectiveness of a Registration Statement on Form N-14.

         The PGF Plan may be terminated at any time prior to the Effective Date by mutual agreement of each Fund's Board of Directors or by either Fund if the other has violated a condition of the PGF Plan. The PGF Plan will automatically terminate after July 30, 2004 if the PGF Merger has not been consummated, unless such time is extended by mutual agreement of the Board of Directors of each Fund.

         The PGF Plan may be amended, modified or supplemented by mutual agreement of the Boards of Directors of CLM and PGF. However, no amendments which would have the effect of changing the provisions for determining the number of shares issued to PGF stockholders will be permitted following the meeting unless PGF stockholders consent to the amendment.


EXPENSES OF THE PGF MERGER.

         In evaluating the proposed PGF Merger, the Board of Directors of each Fund has estimated the amount of expenses each Fund will incur, including, but not limited to, AMEX listing fees, SEC registration fees, legal and accounting fees, proxy and distribution costs, and expenses incurred in connection with the PGF Merger. The estimated total expenses pertaining to the PGF Merger is approximately $70,000 for PGF and $86,000 for CLM, such number is inclusive of the expenses that CLM will incur in connection with the PGF Merger and MGC Merger. Some of these expenses would have been incurred by each Fund in connection with their annual meeting of stockholders. Each Fund will bear its respective costs of the PGF Merger, however, to the extent that any of the expenses incurred relate specifically to actions taken as a result of the PGF Merger, such as SEC registration fees and AMEX listing fees, such expenses will be allocated on the basis of relative net assets of all of the Funds.

         The expenses of the PGF Merger, without giving effect to the Current Fee Waiver, are expected to result in a reduction in net asset value per CLM share of approximately $0.02, and a reduction in net asset value per PGF share of approximately $0.06. However, as discussed above, Cornerstone Advisors has stated that merger expenses will be included in the calculation of their contractual fee waiver, to the benefit of shareholders.

TAX CONSIDERATIONS AND CONSEQUENCES OF THE MERGER

                  THE FOLLOWING IS A DISCUSSION OF CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER TO PGF STOCKHOLDERS WHO EXCHANGE THEIR SHARES OF PGF STOCK FOR SHARES OF CLM COMMON STOCK IN THE MERGER. THIS DISCUSSION ADDRESSES ONLY PGF STOCKHOLDERS WHO ARE U.S. HOLDERS (AS DEFINED BELOW) AND HOLD PGF STOCK AS A CAPITAL ASSET. IT DOES NOT ADDRESS ALL OF THE U.S. FEDERAL INCOME TAX CONSEQUENCES THAT MAY BE RELEVANT TO A PARTICULAR PGF STOCKHOLDER IN LIGHT OF THAT STOCKHOLDER'S INDIVIDUAL CIRCUMSTANCES OR TO A PGF STOCKHOLDER WHO IS SUBJECT TO SPECIAL RULES, INCLUDING, WITHOUT LIMITATION:

         o        a financial institution or insurance company;
         o        a stockholder who is not a U.S. Holder;
         o        a pass-through entity or an investor in such an entity;
         o        a dealer or broker in securities or foreign currencies; and
         o a stockholder who holds PGF stock as part of a hedge, appreciated financial position, straddle, constructive sale or conversion transaction.


                  The following discussion is based on the Code, applicable Treasury Regulations, administrative interpretations and court decisions, each as in effect as of the date of this Proxy Statement/Prospectus and all of which are subject to change, possibly with retroactive effect. This discussion is not binding on the Internal Revenue Service, which is referred to as the IRS, and there can be no assurance that the IRS (or a court, if challenged by the IRS) will agree with the conclusions stated herein. In addition, this discussion does not address any state, local or foreign tax consequences of the merger.

         PGF STOCKHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE SPECIFIC TAX CONSEQUENCES TO THEM OF THE MERGER IN LIGHT OF THEIR PARTICULAR CIRCUMSTANCES INCLUDING THE APPLICABILITY AND EFFECT OF U.S. FEDERAL, STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

         "U.S. Holder" refers to a beneficial holder of stock that is (i) an individual citizen or resident of the United States, (ii) a corporation, or other entity taxable as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source or (iv) a trust
(x) that is subject to the supervision of a court within the United States and the control of one or more U.S. persons as described in section 7701(a)(30) of the Code or (y) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

         If a partnership holds PGF stock, the tax treatment of a partner will generally depend upon the status of the partner and the activities of that partnership. If a U.S. Holder is a partner of a partnership holding that PGF stock, the holder is urged to consult its tax advisor regarding the tax consequences of the merger.

         It is a condition to the completion of the merger that PGF and CLM receive a written opinion from Blank Rome LLP dated as of the effective date of the merger, to the effect that the merger will qualify as a reorganization within the meaning of Section 368(a) of the Code. The opinion will rely on certain assumptions as well as representations and covenants made by each of PGF and CLM. If any of those assumptions, representations or covenants are inaccurate, Blank Rome may not be able to render the required opinion and the tax consequences of the merger could differ from those discussed here. An opinion of counsel is not binding on the IRS or any court, nor does it preclude the IRS from adopting a contrary position. No ruling has been or will be sought from the IRS on the U.S. federal income tax consequences of the merger.

         Assuming that the merger qualifies as a reorganization within the meaning of Section 368(a) of the Code, for U.S. federal income tax purposes:

         o A PGF stockholder whose shares of PGF stock are exchanged in the merger for shares of CLM common stock will not recognize gain or loss, except to the extent of cash, if any, received in lieu of a fractional share of CLM common stock;

         o A PGF stockholder's aggregate tax basis in shares of CLM common stock received in the merger (including any fractional share interests deemed to be received and converted to cash) will equal the aggregate tax basis of the PGF stock surrendered in the merger; and

         o A PGF stockholder's holding period for shares of CLM common stock received in the merger will include the holding period for the shares of PGF stock surrendered in the merger.

         CASH IN LIEU OF FRACTIONAL SHARES

                  To the extent that a PGF stockholder receives cash in lieu of a fractional share of CLM common stock, the stockholder will be deemed to have received that fractional share in the merger and then to have received the cash in exchanged for that fractional share. The stockholder will generally recognize capital gain or loss equal to the difference between the cash received and the portion of the stockholder's tax basis in the shares of PGF stock surrendered allocable to that fractional share. This capital gain or loss will generally be long-term capital gain or loss if the PGF stockholder's holding period for its shares of PGF stock exceeded one year at the effective time of the merger.


         While CLM is not aware of any adverse state or local tax consequences of the proposed PGF Merger, it has not requested any ruling or opinion with respect to such consequences and stockholders may wish to consult their own tax advisers with respect to such matters.

         The Board of Directors of each Fund considered the tax loss carryforward and current capital loss positions of each Fund as part of their overall process of considering the proposed PGF Merger. They also considered professional advice that they received regarding the future use of these various capital loss categories to offset future capital gains. This professional advice included the possibility that in some circumstances utilization of the capital loss carryforwards might be restricted, in part because of the PGF Merger. The

Boards also considered whether the ability to continue to utilize the capital loss carryforwards should be made a condition to the effectiveness of the PGF Merger and concluded that it should not. It is believed that the effective utilization of the large capital loss carryforward of PGF, without triggering adverse income tax consequences, is more likely if the PGF Merger is approved. The Boards concluded that in their respective judgments, under all of the facts and circumstances known to them after considering the advice of their professional advisers, the PGF Merger is in the best interests of each Fund and its stockholders, even if as a consequence there may be "truncation" (restriction on the utilization) of the capital loss carryforwards under the Code.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DESCRIPTION OF SECURITIES TO BE ISSUED.

         The authorized stock of CLM currently consists of twenty-five million (25,000,000) shares of common stock, U.S. $0.01 par value per share. Shares of CLM entitle its holders to one vote per share. Holders of CLM's common stock are entitled to share equally in distributions authorized by the Fund's Board of Directors payable to the holders of such common stock and in the net assets of CLM available for distribution to holders of such common stock. Shares have noncumulative voting rights and no conversion, preemptive or other subscription rights, and are not redeemable. The outstanding shares of common stock of CLM are fully paid and non-assessable. In the event of liquidation, each share of common stock is entitled to its proportion of the Fund's assets after payment of debts and expenses. CLM holds stockholder meetings annually.

         The following table shows information about the common stock of each Fund as of December 31, 2003.

CLM             AMOUNT AUTHORIZED   AMOUNT HELD BY FUND    AMOUNT OUTSTANDING
----
Common Stock       25,000,000               0                  3,849,524
PGF
---
Common Stock       100,000,000              0                  1,167,477

         As of December 31, 2003, the net asset value of CLM common stock was $6.90, and the market price per share was $9.00. As of that same date, the net asset value of PGF common stock was $22.32, and the market price per share was $29.20.

PREMIUM/DISCOUNT TO NET ASSET VALUE.

         Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic is a risk separate and distinct from the risk that the Funds' net asset values may decrease, and this risk may be greater for stockholders expecting to sell their shares in a relatively short period. THE SHARES OF COMMON STOCK OF THE FUNDS SHOULD THUS BE VIEWED AS BEING DESIGNED PRIMARILY FOR LONG-TERM INVESTORS AND SHOULD NOT BE CONSIDERED A VEHICLE FOR TRADING PURPOSES.

         During the period since the inception of each Fund, the common stock of both Funds have generally traded at a discount to net asset value, however, as of June 30, 2003, both CLM and PGF have consistently traded at substantial premiums. As of the last business day prior to the announcement of the proposed PGF Merger, each Fund's shares were trading at a premium. It is not possible to state whether shares of CLM will trade at a premium or discount to net asset value following the PGF Merger, or the extent of any such premium or discount.




                PER SHARE DATA FOR PROGRESSIVE RETURN FUND, INC.
                        COMMON STOCK TRADED ON THE AMEX*

                                                    Closing MARKET     Closing Net
  QUARTER ENDED       HIGH PRICE      LOW PRICE         PRICE          ASSET VALUE      PREMIUM/(DISCOUNT)
  -------------       ----------      ----------        ------         -----------      ------------------
     3/31/02            40.20           27.20            28.04            30.96               (9.43)
     6/30/02            28.40           23.35            23.40            24.80               (5.65)
     9/30/02            23.30           17.05            17.05            20.13              (15.30)
     12/31/02           19.13           17.10            18.95            20.40               (7.11)
     3/31/03            21.15           19.01            19.26            19.30               (0.21)
     6/30/03            23.35           19.22            23.25            21.08               10.29
     9/30/03            25.95           22.93            24.58            20.79               18.23
     12/31/03           30.15           24.60            29.20            21.97               32.91
--------------------
* The figures provided from March 31, 2002 through December 31, 2002 are based on the per share data for the Fund's securities as traded on the NYSE.

                             PER SHARE DATA FOR CORNERSTONE STRATEGIC VALUE FUND, INC.
                        COMMON STOCK TRADED ON THE AMEX*
                                                    Closing MARKET     Closing Net
  QUARTER ENDED       HIGH PRICE      LOW PRICE          PRICE         ASSET VALUE      PREMIUM/(DISCOUNT)
  -------------       ----------      ---------          -----         -----------      ------------------
     3/31/02             8.05            7.58            7.65             9.04               (15.38)
     6/30/02             7.80            6.57            6.65             7.73               (13.97)
     9/30/02             6.53            5.29            5.40             6.22               (13.18)
     12/31/02            5.99            5.00            5.88             6.38                (7.84)
     3/31/03             6.28            5.40            5.58             6.01                (7.15)
     6/30/03             7.35            5.65            7.35             6.54                12.39
     9/30/03             7.67            7.15            7.43             6.44                15.37
     12/31/03            9.00            7.61            9.00             6.80                32.35
-----------------------
* The figures provided from March 31, 2002 through December 31, 2002, are based on the per share data for the Fund's securities as traded on the NYSE.


CAPITALIZATION.

         The following table shows on an unaudited basis the capitalization of CLM, PGF and MGC as of December 31, 2003, without giving effect to any fee waivers in effect during that same period, and on a pro forma basis as of that same date giving effect to the PGF Merger, the MGC Merger and of the combined PGF and MGC Mergers:

                     (in thousands, except per share values)
                                                                                            Pro Forma, Post
                                                                                              Combined PGF
                                                       Pro Forma, Post    Pro Forma, Post       and MGC
                       PGF        CLM        MGC        PGF Merger*        MGC Merger*          Mergers*
                       ---        ---        ---        -----------        -----------      ---------------

    Net Assets        26,056     26,565    108,277        52,466             134,576           160,562

 Shares of Common
Stock Outstanding
                      1,167      3,850      9,860          7,627             19,561             23,338

  Net Assets Per
 Share of Common
      Stock           22.32       6.90      10.98          6.88               6.88               6.88

* The Pro Forma Net Assets of CLM Post Merger account for the aggregate cost of the mergers to the participating Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS.

         Each Fund intends to distribute dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards annually to prevent application of a federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by stockholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund are invested in shares of the Fund at market value and credited to the stockholder's account on the settlement date which is usually three business days from the purchase date or, at the stockholder's election, paid in cash.

         On June 25, 2002, each Fund's Board of Directors adopted a fixed, monthly distribution policy, pursuant to which CLM and PGF made regular monthly distributions equal to $0.0825 and $0.2675 per share, respectively. In determining to adopt the distribution policies, each Board sought to make regular monthly distributions at an annualized rate equal to approximately fifteen percent (15%) of the respective Fund's net asset value. At separate Board Meetings held on September 24, 2003, each respective Board met and approved an increase in the amount of the fixed, monthly distribution. Currently, CLM pays out $0.087 per share and PGF pays out $0.282 per share. The Board of Directors of each Fund has reserved the right to change the dollar amount of the monthly distribution, but has indicated the intention to maintain the total annual amount of the distributions at or above the current level. Such distributions may be treated as returns of capital, capital gain or ordinary income depending on each Fund's tax position for the year as a whole. Stockholders will be advised of the relevant treatment when the tax positions are known.

         It is the intention of the current Board of Directors to continue its current monthly distribution policy after the PGF Merger at or above current levels, but there can be no guarantee that the policy will be continued for any specific time period. In addition, each Fund filed with the SEC a joint application for exemptive relief seeking relief from the restrictions of Rule 19b-1 promulgated under the Investment Company Act which limits the amount of capital gains distributions that a RIC may make during a calendar year. There can be no assurances that such application will be granted by the SEC.

PORTFOLIO VALUATION.

         Investments of each Fund are stated at value in each Fund's financial statements. All securities for which market quotations are readily available are valued at the last sales price or lacking any sales, at the closing price last quoted for the securities (but if bid and asked quotations are available, at the mean between the current bid and asked prices). Securities that are traded over-the-counter are valued at the mean between the current bid and the asked prices, if available. All other securities and assets are valued at fair value as determined in good faith by each Fund's Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors of each Fund has established general guidelines for calculating fair value of securities that are not readily marketable. At December 31, 2003, both PGF and CLM held no securities valued in good faith by the Board of Directors. The net asset value per share of each Fund is made available to the public on a weekly basis.

         For purposes of valuing assets in connection with the PGF Merger, the assets of PGF will be valued pursuant to the principles and procedures consistently utilized by CLM, which principles and procedures are also utilized by PGF in valuing its own assets and determining its own liabilities. It is not expected that CLM's valuation procedures as applied to PGF's portfolio securities will result in any difference from the valuation that would have resulted from the application of PGF's valuation procedures to such securities.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN.

         Each Fund operates a Dividend Reinvestment and Cash Purchase Plan (the "Program"), sponsored and administered by American Stock Transfer & Trust Co. (the "Agent"), pursuant to which Fund dividends and distributions, net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Co., serves as the Agent that administers the Program for the stockholders in the Program.

         Stockholders who have shares registered directly in their own names automatically participate in the respective Fund's Program, unless and until an election is made to withdraw from the Program on behalf of such participating stockholder. Stockholders who do not wish to have distributions automatically reinvested should so notify the Agent at 59 Maiden Lane, New York, New York 10038. Under the Program, each of the Fund's respective dividends and other distributions to stockholders are reinvested in full and fractional shares as described below.

         When the respective Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the stockholders behalf, will (i) receive additional authorized shares from the respective Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the AMEX or elsewhere, with cash allocated to it by the respective Fund ("Open Market Purchases").

         Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting stockholders at a price equal to the average closing price of the respective Fund over the five trading days preceding the payment date of such Distribution.

         Registered stockholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

         Participants in the Program may withdraw from the Program by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Program, or upon termination of the Program as provided below, certificates for whole shares credited to his/her account under the Program will, upon request, be issued. Whether or not a participant requests that certificates for whole shares by issued, a cash payment will be made for any fraction of a share credited to such account.

         The Agent will maintain all stockholder accounts in the Program and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of each Program participant in non-certified form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Program. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

         In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Program, the Agent will administer the Program on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder's name and held for the account of beneficial owners participating in the Program.

         All correspondence concerning the Program should be directed to the Agent at 59 Maiden Lane, New York, New York 10038.

CORPORATE GOVERNANCE PROVISIONS.

         Each Fund is a Maryland corporation and in many respects have similar charter and by-law provisions.

SPECIAL VOTING PROVISIONS AND REQUIREMENTS.

         The Articles of Incorporation and By-laws of each Fund contain provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.

         The affirmative vote of at least sixty-six and two-thirds (66 2/3%) of the holders of the shares of either of the Funds is required to authorize any of the following transactions:

         (1) merger, consolidation or share exchange of either Fund with or into any Principal Shareholder (as defined below);
         (2) issuance by either Fund of any securities of either Fund to any Principal Shareholder for cash;
         (3) sale, lease, or exchange by either of all or any substantial part of the assets a Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000 aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); and
         (4) the sale, lease or exchange to a Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000 aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

         Each Fund's By-laws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at stockholders' meetings where the Fund has not received sufficient prior notice of the matters.

         The Board of Directors of each Fund has determined that the foregoing voting requirements are in the best interests of Stockholders generally. A "Principal Shareholder" is defined in each Fund's respective Articles of Incorporation as any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than five percent (5%) of the outstanding shares of any class of stock of the respective Fund and shall include any affiliate or associate, as such terms are defined in clause (ii) below, of a Principal Shareholder. In addition to the shares of stock which a corporation, person or other entity beneficially owns directly, (a) any corporation, person or other entity shall be deemed to be the beneficial owner of any shares of stock of either of the Funds (i) which it has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (but excluding stock option granted by the respective Fund), or (ii) which are beneficially owned, directly or indirectly (including shares deemed owned through application of clause (i) above), by any other corporation, person or entity with which it or its "affiliate" or "associate" (as defined below) has any agreement, arrangement or understanding for the purpose of acquiring, holding, voting or disposing of stock of either Fund, or which is its "affiliate" or "associate," as those terms are defined in Rule 12b-2 of the Exchange Act, and (b) the outstanding shares of any class of stock of either Fund shall include shares deemed owned through application of clauses (i) and
(ii) above but shall not include any other shares which may be issuable pursuant to any agreement, or upon exercise of conversions rights or warrants, or otherwise.

BY-LAWS.

         Each Fund's By-laws provide, among other things, that:

         (1) certain advance notice requirements must be met in order for stockholders to submit proposals at annual meetings and for nominations by stockholders for election to the Board of Directors; and
         (2) the power to amend the By-laws is reserved to the Board of Directors, except as otherwise required by the Investment Company Act.

                             MANAGEMENT OF THE FUNDS

DIRECTORS AND PRINCIPAL OFFICERS.

         The business and affairs of each Fund are managed under the direction of that Fund's Board of Directors, and the day-to-day operations are conducted through or under the direction of the officers of that Fund.

         Please see Item III - Proposal 4 for a description of the Board of Directors and the executive officers of CLM, and Item IV - Proposal 2 for a description of the Board of Directors and the executive officers of PGF.

INVESTMENT ADVISER.

         Cornerstone Advisors is the investment adviser to both CLM and PGF pursuant to investment advisory agreements entered into with each Fund.

         Cornerstone Advisors, which has its principal office at One West Pack Square, Suite 1650, Asheville, North Carolina 28801, was organized in February of 2001, to provide investment management services to closed-end investment companies and is registered with the SEC under the Investment Advisers Act. Cornerstone Advisors is the investment adviser to one other closed-end fund, Cornerstone Total Return Fund, Inc. Mr. Ralph W. Bradshaw, a Director and President of PGF and CLM, serves as each Fund's portfolio manager.

         Messrs. Ralph W. Bradshaw, Gary A. Bentz and William A. Clark, are the stockholders of Cornerstone Advisors. Mr. Clark purchased his shares from Messrs. Bradshaw and Clark in a stock purchase transaction dated December 10, 2003. All three individuals have extensive experience with closed-end investment companies. Mr. Bradshaw also currently serves as a Director of MGC and Mr. Clark currently serves as the Chairman of the Board and the President of MGC. Mr. Bentz served as Treasurer and Vice President of PGF, CLM and Cornerstone Total Return Fund, Inc. until February 20, 2004.

         Cornerstone Advisors has investment discretion for each Fund's assets subject to the Fund's stated investment policies and the oversight and supervision of each Fund's respective Board of Directors. Cornerstone Advisors selects investments for each Fund and places purchase and sale orders on behalf of the Funds.

ADMINISTRATOR.

         BSFM serves as each Fund's administrator pursuant to an administrative agreement with each Fund. BSFM is located at 383 Madison Avenue, 23rd Floor, New York, New York 10179.

         BSFM provides office facilities and personnel adequate to perform the following services for each Fund:

         (1) oversight of the determination and dissemination of each Fund's net asset value in accordance with the respective Fund's policy as adopted from time to time by the respective Board of Directors;
         (2) maintenance of the books and records of each Fund as required under the Investment Company Act;

         (3) preparation of each Fund's U.S. federal, state and local income tax returns;
         (4) preparation of financial information for each Fund's proxy statements and semiannual and annual reports to stockholders; and
         (5)      preparation of certain of each Fund's reports to the SEC.

         As of December 31, 2003, BSFM provided accounting and/or administrative services for 26 investment companies and investment partnerships, with combined total assets of approximately $5.7 billion.

CUSTODIAN.

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey, is the custodian for both Funds' assets.

TRANSFER AGENT AND REGISTRAR.

         American Stock Transfer & Trust Co., 59 Maiden Lane, New York, New York
                  10038 acts as the transfer agent and registrar of each Fund.

ESTIMATED EXPENSES.

         Except as otherwise provided in the administrative services agreements, Cornerstone Advisors and BSFM are each obligated to pay expenses associated with providing the services contemplated by the agreements to which they are parties, including compensation of and office space for their respective officers and employees connected with investment and economic research, trading and investment management and administration of each Fund, as well as the fees of all directors of each Fund who are affiliated with those companies or any of their affiliates. Each Fund pays all other expenses incurred in the operation of that Fund including, among other things:

         (1)      expenses for legal and independent accountants' services;
         (2) costs of printing proxies, stock certificates and stockholder reports;
         (3) charges of the custodians, and the transfer and dividend-paying agent's expenses in connection with each Fund's Dividend Reinvestment and Cash Purchase Plan;
         (4)      fees and expenses of unaffiliated directors;
         (5)      accounting and pricing costs;
         (6)      membership fees in trade associations;
         (7)      fidelity bond coverage for each Fund's officers and employees;
         (8) directors' and officers' errors and omissions insurance coverage;
         (9)      brokerage costs and stock exchange listing fees and expenses;
         (10)     taxes; and
         (11) other extraordinary or non-recurring expenses and other expenses properly payable by each Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table shows certain information based on filings made with the SEC concerning persons who may be deemed beneficial owners of 5% or more of the shares of common stock of either Fund because they possessed or shared voting or investment power with respect to the shares of that Fund:

                                               PGF Shares of Common Stock
                                               Beneficially Owned
                                               Amount                 %
NAME AND ADDRESS OF BENEFICIAL OWNER
------------------------------------

Ron Olin Investment Management Company (1)
One West Pack Square
Suite 777
Asheville, NC  28801                              462,017           39.8%

Ronald G. Olin (2)
One West Pack Square
Suite 777
Asheville, NC  28801                              429,716           37.1%

----------------
         (1) The information for PGF is based solely upon information presented in a Schedule 13G/A, dated January 9, 2004, filed jointly by Deep Discount Advisors, Inc. and Ron Olin Investment Management Company.
         (2) Based solely upon information presented in a Schedule 13D/A, dated March 11, 2004, filed by Mr. Olin.

         All the directors and executive officers, as a group, of CLM and PGF, as of December 31, 2003, owned less than 1% of the outstanding shares of the respective Fund.

EXPERTS

         Each Fund's independent auditors are Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103. Tait, Weller & Baker audited each Funds' financial statements for the calendar year ended December 31, 2003.

REQUIRED VOTE

         The PGF Merger has been approved by the Board of Directors of each Fund. Approval of the PGF Merger requires the affirmative vote of the holders of a majority of the outstanding shares of common stock of each Fund. Therefore an abstention is equivalent to a vote against the PGF Merger. The Board of Directors of each Fund recommends that the Stockholders vote in favor of Item I
- Proposal 1.

LEGAL PROCEEDINGS

         There are currently no material legal proceedings to which either Fund is a party.

LEGAL OPINIONS

         Certain legal matters in connection with the PGF Merger will be passed upon for the Funds by Blank Rome LLP.

ITEM II.          MERGER PROPOSAL TO BE VOTED ON BY STOCKHOLDERS OF MGC AND CLM.

                                   PROPOSAL 2:

                  APPROVAL OF THE MGC MERGER AGREEMENT AND PLAN
                       OF REORGANIZATION (THE "MGC PLAN")

         On January 30, 2004 and February 19, 2004, the MGC Board of Directors, including a majority of the Non-interested Directors, met and discussed the proposal to merge MGC with and into CLM (the "MGC Merger"). On January 30, 2004 and February 20, CLM's Board of Directors, including a majority of the Non-interested Directors, met and discussed the MGC Merger proposal.

         At each of the MGC and CLM Board Meetings held on February 19th and 20th , respectively, each Fund's Board:

         (1) declared that the merger of MGC with and into CLM is in the best interest of each Fund and its stockholders;
         (2) declared that in their respective opinions neither Fund's existing stockholders will be diluted as a result of the MGC Merger;
         (3)      approved the MGC Plan; and
         (4)      recommended that the stockholders of each Fund approve the MGC
                  Plan.

         Stockholders should note that the composition of the Board of Directors of each Fund is very similar, but not identical, therefore, although all of the Non-interested Directors are "non-interested" with respect to each Fund a majority of such Non-interested Directors might not be considered to be at arms-length with respect to the proposed MGC Merger. The Board of Directors of each Fund suggests that stockholders carefully review the information contained in the Proxy Statement/Prospectus before casting a vote.

         For more information about the merger, see "Information about the MGC Merger."

         The MGC Plan is subject to the approval of the stockholders of each Fund and certain other conditions that are explained below. The MGC Plan provides for the merger of MGC with and into CLM in accordance with the MGCL.

         As a result of the MGC Merger:

         (1)      MGC will no longer exist;
         (2) CLM will be the surviving corporation and Cornerstone Advisors will continue to be the investment adviser of CLM and:

                  (a) each share of common stock of MGC will convert into an equivalent dollar amount of full and fractional shares of common stock of CLM based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as defined in the MGC Plan) preceding the Effective Date,
                  (b) MGC stockholders participating in MGC's dividend reinvestment plan will receive fractional shares of CLM common stock based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day preceding the Effective Date,
                  (c) MGC stockholders that do not participate in MGC's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting shares on the AMEX at the then current market price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.

         A copy of the MGC Plan is attached to this Proxy Statement/Prospectus as Exhibit B, and the description of the MGC Plan included in this Prospectus/Proxy Statement is qualified in its entirety by reference to Exhibit B.

         The following provides a more detailed discussion about the MGC Merger, CLM and MGC, and additional information that you may find helpful when considering your vote on the MGC Merger.

                                    SYNOPSIS

         This summary highlights important information included in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information included elsewhere in this Proxy Statement/Prospectus and the MGC Plan. Stockholders of CLM and MGC should carefully read the entire Proxy Statement/Prospectus.

THE PROPOSED MGC MERGER.

         The Boards of Directors of each Fund, including the Non-interested Directors, have approved the MGC Plan. The MGC Plan provides for the merger of MGC with and into CLM. As a result of the MGC Merger:

         (1) each share of common stock of MGC will convert into an equivalent dollar amount of full and fractional shares of CLM common stock based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as defined in the MGC Plan) preceding the Effective Date;
         (2) stockholders of MGC participating in MGC's dividend reinvestment plan will receive fractional shares of CLM common stock; and
         (3) stockholders that do not participate in MGC's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.

         If the MGC Merger is not consummated, each Fund will continue as a separately managed investment company. As previously announced, Deutsche Asset Management, Inc. ("DeAM"), MGC's current investment adviser has indicated to the Board of Directors that it will not seek to renew its investment advisory agreement with MGC beyond its current term. As a result, in the event that the MGC Merger is not approved by stockholders, the Board of Directors of MGC will commence a search for a replacement of DeAM.

FORM OF ORGANIZATION.

         CLM and MGC are closed-end, diversified management investment companies that are registered under the Investment Company Act. Each Fund was organized as a Maryland corporation in 1987, and each Fund's Board of Directors is responsible for the management of the business and affairs of the respective Fund.

INVESTMENT OBJECTIVES.

         CLM's investment objective is to seek long-term capital appreciation through investment in equity securities, including common and preferred shares, of U.S. and non-U.S. companies. MGC seeks capital appreciation and current income by investing primarily in common stocks and securities convertible into common stock, substantially all of which will be U.S. securities.

         Each Fund's investment objective is fundamental, and can only be changed with the approval of the holders of a majority of the outstanding voting securities of the Fund, as set forth in Section 2(a)(42) of the Investment Company Act.

         The preceding summary of each Fund's investment objective and certain policies should be considered in conjunction with the discussion below under "Risk Factors and Special Considerations" and "Comparison of Investment Objectives and Policies."

NET ASSETS OF THE FUNDS

         The net assets at December 31, 2003, of CLM and MGC were $26,565,307 and $108,276,731, respectively.

FEES AND EXPENSES--MGC AND CLM

         CLM

         For a discussion of the fees and expenses that CLM is subject to, please see page 5 above.

         MGC

         DeAM, currently serves as MGC's investment adviser. As compensation for its advisory services, DeAM is contractually entitled to receive from the Fund an annual fee of one percent (1.00%) of the Fund's average weekly net assets payable on a monthly basis. MGC does not currently have an expense reimbursement limitation nor has DeAM voluntarily implemented a fee waiver.

         For the year ended December 31, 2003, DeAM earned $966,400 for performing its advisory services to MGC.

         Prior to September 30, 2003, DeAM also served as MGC's administrator. For the period beginning on January 1, 2003 and ending on September 30, 2003, DeAM earned $42,022 for services performed on behalf of MGC.

         BSFM currently serves as the administrator to CLM and MGC. Currently, each Fund pays BSFM a monthly fee that is computed weekly at an annual rate of 0.10% of the respective Fund's average weekly net assets, subject to a minimum annual fee of $50,000. In addition to the fee, each Fund is required to reimburse BSFM all out-of-pocket expenses incurred by it for attendance at any meetings (outside the New York metropolitan area) of the Board of Directors, or any committees of such Board, or any other meetings or presentations for which it is required to attend. For the period beginning October 1, 2003 and ending on December 31, 2003, BSFM earned $26,601 for services performed on behalf of MGC.

         If the MGC Merger is approved by each Fund's stockholders, then Cornerstone Advisors will continue to serve as the investment adviser of CLM. Cornerstone Advisors informed each Fund's Board of Directors that in the event that the stockholders of each Fund approve the MGC Merger, the Advisor will waive its fees to the extent that the surviving Fund's monthly operating expenses exceed 0.10% of net assets calculated on a monthly basis (1.20% on an annualized basis) (the "Post Merger Fee Waiver").

         Based on net assets at December 31, 2003, and projected expenses for the year 2004, in the absence of CLM's Current Fee Waiver, as discussed on pages 6-7, above, each of CLM's and MGC's annualized expense ratios are expected to be approximately 1.48% and 2.13%, respectively. Based on similar assumptions, CLM's annualized expense ratio after the MGC Merger, not including the expenses of the MGC Merger, is projected to be approximately 1.27%, assuming that Cornerstone Advisor's Post Merger Fee Waiver is in effect, CLM's annualized expense ratio is expected to be 1.20%. Based on similar assumptions, CLM's annualized expense ratio after the approval of the PGF and MGC Mergers, not including the expenses of the combined mergers, are projected to be approximately 1.25%, assuming the Post Merger Fee Waiver described above remains in effect, CLM's annualized expense ratio is expected to be 1.20%. The actual expense ratios for the calendar year, whether or not the PGF Merger or the MGC Merger occur, may be higher or lower than these projections and depend upon performance, general stock market and economic conditions, net asset levels, stock prices and other factors, as well as whether the voluntary fee waiver currently in place for CLM is continued.

         See "Expense Table" below for the current expenses of each Fund and pro forma expenses following the approvals of the proposed MGC Merger.

DISTRIBUTION POLICIES

         CLM

         For a discussion regarding CLM's Distribution Policy, please see pages 5-6, above.

         MGC

         On July 26, 2003, MGC's Board of Directors adopted a distribution policy whereby the Fund makes fixed, monthly distributions. The amount of the distributions was set at $0.125 per share for the remaining months of 2003, subject to the Board's ability to increase the amount of the distribution. On September 24, 2003, the Board determined to increase the amount of the monthly distribution to an amount equal to $0.14 per share for remaining calendar months of 2003 and for the calendar year of 2004. The distributions made pursuant to the distribution policy may be treated as returns of capital, capital gain or ordinary income depending on each Fund's tax position for the year as a whole. Stockholders will be advised of the relevant treatment when the tax positions are known. To the extent that these distributions exceed the current earnings of the Fund, the balance is generated from sales of portfolio securities held by the Fund or returns of capital.

         The Board has reserved the right to change the dollar amount of the monthly distribution, but has indicated the intention to maintain the total annual amount of distributions at or above this level. The Board continues to believe that the distribution policy is in the best interests of the Fund and its stockholders, and it is the intention of the Board to continue such distribution policy so long as the Board continues to believe that it is in the best interest of the Fund and its stockholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE MGC MERGER.

         As a condition to the closing of the MGC Merger, each Fund will receive an opinion of Blank Rome LLP, counsel to each Fund, stating that the MGC Merger will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.

         Accordingly, CLM, MGC, CLM's stockholders, and MGC stockholders that participate in the MGC dividend reinvestment plan shall not recognize any gain or loss as a result of the MGC Merger. However, each MGC stockholder that does not participate in the MGC dividend reinvestment plan and receives cash in lieu of fractional shares, may recognize gain. The holding period and the aggregate tax basis of CLM shares (including fractional shares) received by a MGC stockholder will be the same as the holding period and aggregate tax basis of the shares of MGC previously held by the stockholder. The holding period and the aggregate tax basis of the assets received by CLM in the MGC Merger will be the same as the holding period and the tax basis of such assets in the hands of MGC immediately before the MGC Merger. For more information about the tax consequences of the MGC Merger, see "Information about the MGC Merger - Tax Considerations and Consequences of the Merger."

UNREALIZED CAPITAL GAINS

         As of December 31, 2003, CLM and MGC had $2,114,454 and $25,200,303,
respectively, of net unrealized capital gains, representing 7.95% and 23.27% of net assets, respectively.

EXPENSES OF THE MGC MERGER.

         In evaluating the proposed MGC Merger, the Board of Directors of CLM and MGC, have estimated the amount of expenses CLM and MGC would incur to be approximately $86,000 and $180,000, respectively, which includes, but is not limited to, AMEX fees, SEC registration fees, legal and accounting fees, proxy and distribution costs, and expenses incurred in connection with the MGC Merger. Some of these expenses would have been incurred by each Fund in connection with the holding of their annual meeting of stockholders. Each Fund will bear its respective costs of the MGC Merger, however, to the extent that any of the expenses incurred relate specifically to actions taken as a result of the MGC Merger, such as SEC registration fees and AMEX listing fees, such expenses will be allocated on the basis of relative net assets of all of the Funds.

                             PRINCIPAL RISK FACTORS

         Both CLM and MGC are closed-end management investment companies and are designed primarily for long-term investors and not as trading vehicles.

         STOCK MARKET VOLATILITY. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Each Fund is subject to the general risk that the value of its investments may decline if the stock markets perform poorly. There is also a risk that each Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

         INVESTMENT IN SMALL AND MID-CAPITALIZATION COMPANIES. Each Fund may invest in companies with mid or small sized capital structures (for CLM, generally a market capitalization of $5 billion or less, and for MGC, generally a market capitalization between $100 million and $2.2 billion), however, MGC generally invests a much greater percentage of its assets in small-capitalization companies, and as such, is subject to a greater risk than CLM. Accordingly, each Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If a Fund is heavily invested in these securities and the value of these securities suddenly declines, that Fund will be susceptible to significant losses.

         ISSUER SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

         INTEREST RATE RISK. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

         CREDIT RISKS. Fixed income securities rated B or below by S&Ps or Moody's may be purchased by either Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

         EXTENSION RISK. Each Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its respective net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act of 1933 will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

         OVER-THE-COUNTER BULLETIN BOARD MARKETS. Each Fund may invest in companies whose stock is trading on the over-the-counter Bulletin Board which have only a limited trading market. A more active trading market may never develop. Each Fund may be unable to sell its investments in these companies on any particular day due to the limited trading market.

         ANTI-TAKEOVER PROVISIONS. Each Fund's Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

         LEVERAGE RISK. Utilization of leverage is a speculative investment technique and involves certain risks to the holders of common stock. These include the possibility of higher volatility of the net asset value of the common stock and potentially more volatility in the market value of the common stock. So long as each Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of common stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of common stock will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that each Fund's leverage strategy will be successful.

         FOREIGN SECURITIES RISK. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls. These risks are more pronounced to the extent that each Fund invests a significant amount of its investments in companies located in one region.

         DEBT SECURITY RISK. In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

         COMMON STOCK RISK. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report or acts of terrorism, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

         MARKET DISCOUNT FROM NET ASSET VALUE. Shares of closed end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that a Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the common stock will be reduced immediately following the offering as a result of the payment of certain offering costs. Whether investors will realize gains or losses upon the sale of the common stock will depend not upon the Fund's net asset value but entirely upon whether the market price of the common stock at the time of sale is above or below the investor's purchase price for the common stock. Because the market price of the common stock will be determined by factors such as relative supply of and demand for the common stock in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the common stocks will trade at, below or above net asset value. As of December 31, 2003, each of CLM and MGC were trading at substantial premiums to their net asset value, 32.35% and 13.38%, respectively.

         As a stockholder, you may pay certain fees and expense if you hold shares of CLM, PGF or MGC, or in CLM-Post PGF Merger, in CLM-Post MGC Merger, or in CLM-Post combined PGF and MGC Mergers. These fees and expenses, including the fees and expenses based on a pro forma basis, post the mergers are set forth in the table below and the example that follows.


                                                       EXPENSE TABLE


                                                                                                 CLM Pro
                                                                                    CLM        Forma, Post
                                                                    CLM         Pro Forma,     PGF and MGC
                                                                Pro Forma,       Post PGF        Mergers
                                                                 Post MGC         Merger         Combined
                             MGC         CLM         PGF        Merger Only        Only
                             ---         ---         ---        -----------     ----------     -----------

SHAREHOLDER
TRANSACTION EXPENSES

ANNUAL EXPENSES(1)
     Investment
     Advisory Fees          1.00%       1.00%       1.00%          1.00%           1.00%          1.00%
     Other Expenses(2)
                            1.13%       0.48%       0.51%          0.27%           0.41%          0.25%
TOTAL ANNUAL EXPENSES

                            2.13%      1.48%(3)    1.51%(3)      1.27%(4)        1.41%(4)        1.25%(4)
                            =====      ========    ========      ========        ========        ========

-----------------
(1)      The percentages in the above table expressing annual fund operating expenses are based on each Fund's operating expenses as of December 31,
         2003.
(2)      Other Expenses include administration, fund accounting, custody and transfer agency fees as well as legal and auditing annual expenses.
         These figures do not reflect the expenses of the MGC Merger, PGF
         Merger, or of the combined mergers.
(3)      Total Annual Expenses does not reflect the effect of the Current Fee
         Waiver of 1.5% on an annualized basis. Assuming that the contractual
         Post Fee Waiver continues, the Total Annual Expenses are expected to be
         1.20%.
(4)      Total Annual Expenses does not reflect the effect of any fee waiver.
         Assuming that the contractual Post Merger Fee Waiver is in effect, the
         Total Annual Expenses are expected to be 1.20%.


Example. The purpose of the following example is to help you understand the costs and expenses you may bear, directly or indirectly, as an investor. This example is based on the level of total annual operating expenses for each Fund listed in the table above, the total expenses relating to a $10,000 investment, assuming a 5% annual return and reinvestment of all dividends and distributions. Stockholders do not pay these expenses directly, they are paid by the Funds before they distribute net investment income to stockholders. This example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual returns will vary.

                                      Pro Forma,  Pro Forma,   Pro Forma, Post
                                       Post MGC   Post PGF       PGF and MGC
                                         MERGER    MERGER          MERGERS
  YEARS       MGC      CLM       PGF                              COMBINED
  -----       ---      ---       ---    -------   ---------    ---------------

    1         $216     $151      $154       $129      $144            $127
    3         $667     $468      $477       $403      $446            $397
    5       $1,144     $808      $824       $697      $771            $686
    10      $2,462   $1,768    $1,802     $1,534    $1,691          $1,511

                              FINANCIAL HIGHLIGHTS

         The information required in this portion is being incorporated by reference from each Fund's Annual Report to Stockholders dated December 31, 2003 which have been filed with the SEC. This information was audited by Tait, Weller & Baker, each Fund's independent auditors, whose reports, along with each Fund's financial statements, are incorporated herein by reference and included in each Fund's Annual Report to Stockholders. Each of the Fund's Annual Reports and Semi-Annual Reports may be obtained without charge, by writing to the Secretary of the Fund c/o Bear Stearns Funds Management Inc., 383 Madison Avenue, 23 Fl., New York, New York 10179, or by calling 1-800-837-2755.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

ORGANIZATION.

         CLM and MGC are both closed-end, diversified management investment companies registered under the Investment Company Act. Both Funds are organized as corporations under the laws of the State of Maryland. CLM is managed and advised by Cornerstone Advisors, and MGC is advised by DeAM. CLM's shares of common stock are listed and trade on the AMEX under the symbol "CLM" and MGC's shares of common stock are listed and trade on the NYSE under the symbol "MGC." After the MGC Merger, CLM's shares will continue to trade on the AMEX under the symbol "CLM", while MGC's shares will be delisted and MGC will cease to exist.

         The shares of common stock of each Fund have equal non-cumulative voting rights and equal rights with respect to dividends, assets and dissolution. Each Fund's shares of common stock are fully paid and non-assessable and have no preemptive, conversion or other subscription rights. Fluctuations in the market price of each Fund's shares is the principal investment risk of an investment in either Fund. Portfolio management, market conditions, investment policies and other factors affect such fluctuations. Although the investment objectives, policies and restrictions of each Funds are similar, there are differences between them, as discussed below. There can be no assurance that either Fund will achieve its stated investment objective.

INVESTMENT OBJECTIVES.

         CLM

         CLM's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies which Fund management believes have demonstrated fundamental investment value and favorable growth prospects, as determined by the Advisor. In general, CLM invests primarily in common stocks, preferred stocks, rights, warrants and securities convertible into common stocks that are listed on stock exchanges or traded over the counter.

         MGC

         MGC's primary investment objective is to seek long-term capital appreciation principally by investing in common stocks and securities convertible into common, stock, substantially all of which will be U.S. securities. The Fund will seek current income as a secondary objective. There is no assurance that the primary or secondary objectives of the Fund can be achieved.

         Each Fund's foregoing investment objective cannot be changed without the vote of a majority of the Fund's outstanding voting securities of the Fund as set forth in Section 2(a)(42) the Investment Company Act. No assurance can be given that either Fund's investment objective will be achieved.

COMPARISON OF INVESTMENT POLICIES.

         CLM

         CLM's portfolio, under normal market conditions, will consist principally of the equity securities of U.S. and non-U.S. companies. In general, CLM invests primarily in common stocks, preferred stocks, rights, warrants and securities convertible into common stocks that are listed on stock exchanges or traded over the counter. The Fund may, without limitation, hold cash or invest in assets in money market instruments, including U.S. and non-U.S. government securities, high grade commercial paper and certificates of deposit and bankers' acceptances issued by U.S. and non-U.S. banks having deposits of at least $500 million. In addition, CLM may engage in hedging transactions to reduce its company market and currency exchange exposure.

         Although CLM has the ability to invest a significant portion of its assets in non-U.S. companies, the Fund has consistently maintained the investment of at least 90% of its assets in U.S. companies since June 30, 2001.

         CLM may also invest up to 10% of its assets in the aggregate in the securities of other investment companies and up to 5% of its assets in any one such investment company, provided that such investment does not represent more than 3% of the voting stock of the acquired investment company of which such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of the investment company's expenses and would remain subject to payment of the Fund's advisory and administrative fees with respect to the assets so invested.

         CLM may invest up to 15% of its assets in illiquid U.S. and non-U.S. securities, provided that the Fund may not invest more than 3% of the Fund's assets in the securities of companies that, at the time of investment, had less than a year of operations, including operations of predecessor companies. The Fund will invest only in such illiquid securities that, in the opinion of Fund management, present opportunities for substantial growth over a period of two to five years.

         CLM does not expect to trade in securities for short-term gains. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions and related capital gains or losses. The Fund's investment policies emphasize long-term investment in the securities of companies, therefore, the Fund's annual portfolio turnover rate is expected to be relatively low, ranging between 25% and 75%.

         CLM's foregoing investment policies may be changed by the Fund's Board of Directors without shareholder vote.

         MGC

         MGC seeks to achieve its primary objective by investing principally in common stocks of companies with stock market capitalization primarily in the range of $100 million to $2.2 billion at the time of investment (small cap stocks). Stock market capitalizations are calculated by multiplying the total number of common shares outstanding by the market price per share of the stock. MGC may also invest in companies which offer the possibility of accelerating earnings growth because of management changes, new products or structural changes in the economy. MGC may also invest in companies with mid or large capitalizations.

         MGC seeks higher returns through investing in common stocks of companies with small market capitalizations, which are not as well-known to the general public, may have less investor following, and may provide opportunities for investment gains due to the relative inefficiencies in this sector of the marketplace. Further, the price earnings ratios of small capitalization companies are at the lower end of historical levels when compared to the price earnings ratios of companies with larger market capitalizations.

         The Fund seeks to invest in those companies where DeAM believes earnings will grow both faster than inflation and faster than the economy in general and where it believes such growth has not yet been fully reflected in the market price of these stocks. In seeking such investments DeAM gives weight to companies possessing a variety of characteristics including quality of management, a leading or dominant position in a major product line, a sound financial position, and a relatively high rate of return on invested capital so that future growth can be financed from internal sources.

         MGC has the ability to hedge against a decline in value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange traded options, and the purchase and sale of futures contracts and related options.

         MGC's foregoing investment policies may be changed by the Fund's Board of Directors without shareholder vote.

POST MERGER INVESTMENT POLICY

         It is important to note that if the MGC Merger is approved, MGC stockholders will become stockholders in CLM and will be subject to CLM's investment objective, investment policies and restrictions. Historically, MGC has invested substantially all of its assets in small capitalization companies and CLM has invested in large and mid capitalization companies. It is the intention of CLM's management to, over time, continue to invest primarily in large and mid capitalization companies. However, in the event that the MGC Merger is approved, Cornerstone Advisors' current intention is to maintain at least 40% of MGC's portfolio holdings until June 18, 2005.

EACH FUND'S NON-PRINCIPAL INVESTMENT POLICIES

         Temporary Defensive Positions. Each Fund may, in attempting to respond to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with its principal investment strategies. Such investments include various short-term instruments. If a Fund takes a temporary defensive position at the wrong time, the position would have an adverse impact on the Fund's performance and it may not achieve its stated investment objective.

         Securities Lending. CLM may lend its portfolio securities to broker-dealers in amounts equal to no more than 33 1/3% of the Fund's net assets. MGC may lend its portfolio securities to broker-dealers or institutional investors in amounts equal to no more than 30% of the Fund's net assets. These transactions will be callable at any time and are fully collateralized at all times with cash and/or high quality, short-term debt obligations. These transactions involve risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the securities lent. In the event the original borrower defaults on its obligation to return lent securities, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss and you could lose money on your investment.

         Borrowing. Each Fund may borrow money, up to 15% of the value of the respective Fund's total assets at the time of such borrowings, from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and may also pledge its assets to secure such borrowings. To reduce its indebtedness, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund

         Repurchase Agreements. Each Fund may enter into repurchase agreements collateralized by the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of securities with the condition that the original seller (a bank or broker-dealer) will buy back the same securities (collateral) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss. Not more than 10% of MGC's net assets will be invested in repurchase agreements maturing in more than seven days.

         Under the Investment Company Act, neither Fund may:

         (1) invest more than 5% of its total assets in the securities of any one investment company; nor
         (2) acquire more than 3% of the outstanding voting securities of any such company.

                       UNITED STATES FEDERAL INCOME TAXES

         The following is a brief summary of certain United States federal income tax issues that apply to each Fund. Stockholders should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of each Fund's shares, as well as tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each Fund has qualified, and intends to continue to qualify and elect to be treated, as a regulated investment company ("RIC"), for each taxable year under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its stockholders.

         Each Fund intends to distribute annually to its stockholders substantially all of its investment company taxable income. The Board of Directors of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including any capital loss carryovers. Each Fund currently expects to distribute any excess annually to their stockholders. However, if either Fund retains for investment an amount equal to its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax, currently at a rate of 35%, on the amount retained. In that event, that Fund expects to designate such retained amounts as undistributed capital gains in a notice to its stockholders who:

         (1) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount;
         (2) will be entitled to credit their proportionate shares of the 35% tax paid by that Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and
         (3) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the stockholder's income.

         Income received by a Fund from sources within countries other than the United States may be subject to withholding and other taxes imposed by such countries, which will reduce the amount available for distribution to stockholders. If more than 50% of the value of either Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass-through" to stockholders the amount of foreign income and similar taxes it has paid. Pursuant to this election, stockholders of the electing Fund will be required to include in gross income (in addition to the full amount of the taxable dividends actually received) their pro rata share of the foreign taxes paid by that Fund. Each such stockholder will also be entitled either to deduct (as an itemized deduction) its pro rata share of foreign taxes in computing its taxable income or to claim a foreign tax credit against its U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions, but such a stockholder may be eligible to claim the foreign tax credit. The deduction for foreign taxes is not allowable in computing alternative minimum taxable income. Each stockholder will be notified within 60 days after the close of that Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of each Fund's income flows through to its stockholders. Any gains from the sale of securities by either Fund will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by each Fund. Because of the limitation, stockholders taxable in the United States may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each Fund. The foreign tax credit also cannot be used to offset more than 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals.

         Stockholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions made by the Fund to its stockholders. Furthermore, stockholders will also receive, if appropriate, various written notices after the close of each Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid, or that are treated as having been paid, by that Fund to its stockholders during the preceding taxable year. For a more detailed discussion of tax matters affecting each Fund and its stockholders, see "Taxation" in the SAI.

                          INFORMATION ABOUT THE MERGER

GENERAL.

         Under the MGC Plan, MGC will merge with and into CLM on the Effective Date. As a result of the MGC Merger and on the Effective Date:

         (1)      MGC will no longer exist; and
         (2)      CLM will be the surviving corporation and MGC will then:
                  (a) deregister as an investment company under the Investment Company Act,
                  (b)      withdraw from registration under the Exchange Act,
                  (c) remove its shares of common stock from listing on the NYSE, and (d) cease its separate existence under Maryland law.

         Each share of common stock of MGC will convert into an equivalent dollar amount of full and fractional shares of CLM common stock, based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day preceding the Effective Date. CLM full and fractional shares will be issued to all of the MGC stockholders. MGC stockholders that participate in the MGC dividend reinvestment plan shall receive fractional shares. Any MGC stockholder that does not participate in MGC's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.

         Under Section 3-202 of the MGCL, stockholders of a corporation whose shares are traded publicly on a national securities exchange, such as each Fund's shares, are not entitled to demand the fair value of their shares upon a merger; therefore, the stockholders of either Fund will be bound by the terms of the MGC Merger. However, any stockholder of either Fund may sell his or her shares of common stock at any time prior to the MGC Merger on the national securities exchange on which such Fund is listed and trades.

         The MGC Plan may be terminated and the MGC Merger abandoned, whether before or after approval by the Funds' stockholders, at any time prior to the Effective Date either (i) by the mutual written consent of the Board of Directors of each Fund, or (ii) by either Fund's Board of Directors if the conditions to that Fund's obligations under the MGC Plan have not been satisfied or waived.

         If the MGC Merger has not been consummated by July 30, 2004, the MGC Plan automatically terminates on that date, unless a later date is mutually agreed upon by the Board of Directors of each Fund.

REASONS FOR THE MGC MERGER.

         The Board of Directors of each Fund, including the Non-Interested Directors, considered the proposed MGC Merger at separate meetings of each Board held on January 30, 2004, February 19 and February 20, 2004, and unanimously approved the proposed MGC Merger at separate meetings of each Board held on February 19 and February 20, 2004. For the reasons discussed below, the Board of Directors of each Fund, including the Non-interested Directors of each Fund, after consideration of the potential benefits of the MGC Merger to the stockholders of each Fund and the expenses expected to be incurred by each Fund in connection therewith, unanimously determined that:

         (1) the interests of the existing stockholders of each Fund will not be diluted as a result of the proposed MGC Merger; and
         (2) the proposed MGC Merger is in the best interests of each Fund and its stockholders.

         The reasons stated above were fully recorded in each Fund's minute books.

         Three principal factors led the Boards to reach these conclusions: (i) the MGC Merger will create a larger Fund and, consequently, all other factors being equal, should result in an expense ratio that is lower than the current expense ratio of either Fund absent any voluntary fee waiver; (ii) the larger Fund should provide better market liquidity for stockholders who want to sell their shares or add to their holdings; and (iii) Cornerstone Advisor's experience managing a fixed, monthly distribution policy. The Boards believe that, all other things being equal, a lower expense ratio and better market liquidity for the shares would be a beneficial result to the surviving Fund.

IN THE JUDGMENT OF THE BOARD OF DIRECTORS OF EACH FUND, THE MGC MERGER SERVES THE BEST INTERESTS OF EACH FUND AND ITS STOCKHOLDERS.

         Stockholders should note that the Boards of Directors of the two Funds are very similar. Mr. Clark, an affiliate of Cornerstone Advisors, is currently the Chairman of the Board and the President of MGC, and is an officer and director of CLM and PGF. Scott Rogers is a Non-interested Director of CLM, but does not serve on the Board of MGC. Therefore, although all of the Non-interested Directors are "non-interested" with respect to each of the Funds under the Investment Company Act, a majority of the Non-interested Directors are not at arms-length with respect to the proposed MGC Merger.

         During each of the MGC and CLM Board Meetings, Messrs. Bradshaw and Clark participated in the discussions concerning the MGC Merger and informed the members of the Board of their personal interest in Cornerstone Advisor, which currently is the investment adviser of CLM and would continue to serve as the investment adviser to CLM as the surviving fund in the event that the MGC Merger is approved by the stockholders. Following the discussions, the MGC and CLM Boards asked that Messrs. Bradshaw and Clark leave the room to allow the remaining Non-interested Directors the opportunity to meet in executive session to discuss the MGC Merger proposal. Following the executive session, a vote was taken at which all of the Directors of the Fund, including Messrs. Bradshaw and Clark, voted in favor of the MGC Merger proposal.

         The Board of Directors of each Fund, in declaring advisable and recommending the proposed MGC Merger, also considered the following:

         (1) the capabilities and resources of Cornerstone Advisors in the area of investment management;

         (2) the experience of Cornerstone Advisors in managing an investment company that has implemented a fixed, monthly distribution policy;
         (3) the requirement to replace DeAM at the end of its current term as MGC's investment adviser;
         (4) expense ratios and information regarding fees and expenses of the Funds, both currently and on a pro forma basis after the MGC Merger;
         (5) the terms and conditions of the MGC Merger and whether it would result in dilution of the interests of each Fund and its existing stockholders;
         (6) the compatibility of each Fund's portfolio securities, investment objective, policies and restrictions;
         (7) the tax consequences to each Fund and its stockholders in connection with the MGC Merger; and
         8)       the anticipated expenses of the MGC Merger.

         In reviewing issues relating to the structure of the MGC Merger and the selection of the surviving corporation in the MGC Merger, each Board also considered information provided to them by Cornerstone Advisors concerning:

         (1)      the performance records of each Fund;
         (2)      public and market perception of each Fund;
         (3)      the relative size of each Fund;
         (4) the investment policies, strategies and personnel Cornerstone Advisors intends to utilize in managing the surviving Fund;
         (5) Cornerstone Advisors' recommendation that CLM be the surviving corporation; and
         (6)      the relative tax positions of each Fund.

TERMS OF THE MGC MERGER AGREEMENT.

         The following is a summary of the significant terms of the MGC Plan. This summary is qualified in its entirety by reference to the MGC Plan, attached hereto as Exhibit B.

         Each share of common stock of MGC will convert into an equivalent dollar amount of full and fractional shares of CLM, based on the relative net asset value per share of each Fund calculated at the close of business on the Business Day (as defined in the MGC Plan) preceding the Effective Date. CLM full and fractional shares will be issued to all of the MGC stockholders. MGC stockholders that participate in the MGC dividend reinvestment plan will receive fractional shares. Any MGC stockholder that does not participate in MGC's dividend reinvestment plan will not receive fractional shares, rather CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.

         For purposes of valuing assets in connection with the MGC Merger, the assets of MGC will be valued pursuant to the principles and procedures consistently utilized by CLM, which principles and procedures are also utilized by MGC in valuing its own assets and determining its own liabilities. As a result, it is not expected that CLM's valuation procedures as applied to MGC's portfolio securities will result in any difference from the valuation that would have resulted from the application of MGC's valuation procedures to such securities. The net asset value per share of CLM common stock will be determined in accordance with these principles and procedures, and CLM will certify the computations involved. The net asset value per share of each Fund will not be adjusted to take into account differences in unrealized gains and losses, nor will it be adjusted to take into account the potential value of tax loss carryforwards.

         CLM will issue separate certificates or share deposit receipts for CLM common stock to stockholders of MGC. CLM will deliver these certificates or share deposit receipts representing shares of CLM common stock to American Stock Transfer & Trust Co., as the transfer agent and registrar for CLM common stock. CLM will not permit any MGC stockholder to receive new certificates representing shares of CLM common stock until the stockholder has surrendered his or her outstanding certificates representing shares of the common stock of MGC or, in the event of lost certificates, posted adequate bond. MGC will request its stockholders to surrender their outstanding certificates representing shares of the common stock of MGC or post adequate bond therefor. Distributions payable to holders of record of shares of CLM as of any date after the Effective Date and prior to the exchange of certificates by any stockholder of MGC will be paid to such stockholder, without interest; however, such distributions will not be paid unless and until such stockholder surrenders his or her stock certificates of MGC for exchange.

         PLEASE DO NOT SEND IN ANY STOCK CERTIFICATES AT THIS TIME. UPON CONSUMMATION OF THE MGC MERGER, STOCKHOLDERS OF MGC WILL BE FURNISHED WITH INSTRUCTIONS FOR EXCHANGING THEIR STOCK CERTIFICATES FOR CLM STOCK CERTIFICATES.

         The net asset value of the CLM shares received by MGC stockholders will be equal to the aggregate net asset value of the MGC shares exchanged.

         The MGC Plan provides, among other things, that the MGC Merger will not take place without (i) the requisite approval of the stockholders of CLM and MGC, and (ii) the effectiveness of a Registration Statement on Form N-14.

         The MGC Plan may be terminated at any time prior to the Effective Date by mutual agreement of each Fund's Board of Directors or by either Fund if the other has violated a condition of the MGC Plan. The MGC Plan will automatically terminate after July 30, 2004 if the MGC Merger has not been consummated, unless such time is extended by mutual agreement of the Board of Directors of each Fund.

         The MGC Plan may be amended, modified or supplemented by mutual agreement of the Boards of Directors of CLM and MGC. However, no amendments which would have the effect of changing the provisions for determining the number of shares issued to MGC stockholders will be permitted following the meeting unless MGC stockholders consent to the amendment.

EXPENSES OF THE MGC MERGER.

         In evaluating the proposed MGC Merger, the Board of Directors of each Fund has estimated the amount of expenses each Fund will incur, including, but not limited to, AMEX listing fees, SEC registration fees, legal and accounting fees, proxy and distribution costs, and expenses incurred in connection with the MGC Merger. The estimated total expenses pertaining to the MGC Merger that CLM will bear is approximately $86,000 (which includes the expenses for the MGC Merger and PGF Merger) and the amount that MGC will bear is approximately $180,000. Some of these expenses would have been incurred by each Fund in connection with their annual meeting of stockholders. Each Fund will bear its respective costs of the MGC Merger, however, to the extent that any of the expenses incurred relate specifically to actions taken as a result of the MGC Merger, such as SEC registration fees and AMEX listing fees, such expenses will be allocated on the basis of relative net assets of all of the Funds.

         The expenses of the MGC Merger, without giving effect to the Current Fee Waiver with respect to CLM only, are expected to result in a reduction in net asset value per CLM share and MGC shares of approximately $0.02, and $0.02, respectively.

TAX CONSIDERATIONS AND CONSEQUENCES OF THE MGC MERGER.

                  THE FOLLOWING IS A DISCUSSION OF CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER TO MGC STOCKHOLDERS WHO EXCHANGE THEIR SHARES OF MGC STOCK FOR SHARES OF CLM COMMON STOCK IN THE MERGER. THIS DISCUSSION ADDRESSES ONLY MGC STOCKHOLDERS WHO ARE U.S. HOLDERS (AS DEFINED BELOW) AND HOLD MGC STOCK AS A CAPITAL ASSET. IT DOES NOT ADDRESS ALL OF THE U.S. FEDERAL INCOME TAX CONSEQUENCES THAT MAY BE RELEVANT TO A PARTICULAR MGC STOCKHOLDER IN LIGHT OF THAT STOCKHOLDER'S INDIVIDUAL CIRCUMSTANCES OR TO A MGC STOCKHOLDER WHO IS SUBJECT TO SPECIAL RULES, INCLUDING, WITHOUT LIMITATION:

         o        a financial institution or insurance company;
         o        a stockholder who is not a U.S. Holder;
         o        a pass-through entity or an investor in such an entity;
         o        a dealer or broker in securities or foreign currencies; and
         o a stockholder who holds MGC stock as part of a hedge, appreciated financial position, straddle, constructive sale or conversion transaction.


                  The following discussion is based on the Code, applicable Treasury Regulations, administrative interpretations and court decisions, each as in effect as of the date of this Proxy Statement/Prospectus and all of which are subject to change, possibly with retroactive effect. This discussion is not binding on the Internal Revenue Service, which is referred to as the IRS, and there can be no assurance that the IRS (or a court, if challenged by the IRS) will agree with the conclusions stated herein. In addition, this discussion does not address any state, local or foreign tax consequences of the merger.

         MGC STOCKHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE SPECIFIC TAX CONSEQUENCES TO THEM OF THE MERGER IN LIGHT OF THEIR PARTICULAR CIRCUMSTANCES INCLUDING THE APPLICABILITY AND EFFECT OF U.S. FEDERAL, STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

                  "U.S. Holder" refers to a beneficial holder of stock that is
(i) an individual citizen or resident of the United States, (ii) a corporation, or other entity taxable as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source or (iv) a trust
(x) that is subject to the supervision of a court within the United States and the control of one or more U.S. persons as described in section 7701(a)(30) of the Code or (y) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

                  If a partnership holds MGC stock, the tax treatment of a partner will generally depend upon the status of the partner and the activities of that partnership. If a U.S. Holder is a partner of a partnership holding that MGC stock, the holder is urged to consult its tax advisor regarding the tax consequences of the merger.

                  It is a condition to the completion of the merger that MGC and CLM receive a written opinion from Blank Rome LLP dated as of the effective date of the merger, to the effect that the merger will qualify as a reorganization within the meaning of Section 368(a) of the Code. The opinion will rely on certain assumptions as well as representations and covenants made by each of MGC and CLM. If any of those assumptions, representations or covenants are inaccurate, Blank Rome may not be able to render the required opinion and the tax consequences of the merger could differ from those discussed here. An opinion of counsel is not binding on the IRS or any court, nor does it preclude the IRS from adopting a contrary position. No ruling has been or will be sought from the IRS on the U.S. federal income tax consequences of the merger.

                  Assuming that the merger qualifies as a reorganization within the meaning of Section 368(a) of the Code, for U.S. federal income tax purposes:

         o A MGC stockholder whose shares of MGC stock are exchanged in the merger for shares of CLM common stock will not recognize gain or loss, except to the extent of cash, if any, received in lieu of a fractional share of CLM common stock;

         o A MGC stockholder's aggregate tax basis in shares of CLM common stock received in the merger (including any fractional share interests deemed to be received and converted to cash) will equal the aggregate tax basis of the MGC stock surrendered in the merger; and

         o A MGC stockholder's holding period for shares of CLM common stock received in the merger will include the holding period for the shares of MGC stock surrendered in the merger.

         CASH IN LIEU OF FRACTIONAL SHARES

                  To the extent that a MGC stockholder receives cash in lieu of a fractional share of CLM common stock, the stockholder will be deemed to have received that fractional share in the merger and then to have received the cash in exchanged for that fractional share. The stockholder will generally recognize capital gain or loss equal to the difference between the cash received and the portion of the stockholder's tax basis in the shares of MGC stock surrendered allocable to that fractional share. This capital gain or loss will generally be long-term capital gain or loss if the MGC stockholder's holding period for its shares of MGC stock exceeded one year at the effective time of the merger.


         While MGC is not aware of any adverse state or local tax consequences of the proposed MGC Merger, it has not requested any ruling or opinion with respect to such consequences and stockholders may wish to consult their own tax advisers with respect to such matters.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DESCRIPTION OF SECURITIES TO BE ISSUED.

         The authorized stock of CLM currently consists of twenty-five million (25,000,000) shares of common stock, U.S. $0.01 par value per share. Shares of CLM entitle its holders to one vote per share. Holders of CLM's common stock are entitled to share equally in distributions authorized by the Fund's Board of Directors payable to the holders of such common stock and in the net assets of CLM available for distribution to holders of such common stock. Shares have noncumulative voting rights and no conversion, preemptive or other subscription rights, and are not redeemable. The outstanding shares of common stock of CLM are fully paid and non-assessable. In the event of liquidation, each share of common stock is entitled to its proportion of the Fund's assets after payment of debts and expenses. CLM holds stockholder meetings annually.

         The following table shows information about the common stock of each Fund as of December 31, 2003.

CLM               AMOUNT AUTHORIZED   AMOUNT HELD BY FUND    AMOUNT OUTSTANDING
----
Common Stock          25,000,000               0                  3,849,524
MGC
---
Common Stock          150,000,000              0                  9,860,115

         As of December 31, 2003, the net asset value of CLM common stock was $6.90, and the market price per share was $9.00. As of that same date, the net asset value of MGC common stock was $10.98, and the market price per share was $12.37.

PREMIUM/DISCOUNT TO NET ASSET VALUE.

         Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic is a risk separate and distinct from the risk that the fund's net asset values may decrease, and this risk may be greater for stockholders expecting to sell their shares in a relatively short period. THE SHARES OF COMMON STOCK OF THE FUNDS SHOULD THUS BE VIEWED AS BEING DESIGNED PRIMARILY FOR LONG-TERM INVESTORS AND SHOULD NOT BE CONSIDERED A VEHICLE FOR TRADING PURPOSES.

         During the period since the inception of each Fund, the common stock of both Funds have generally traded at a discount to net asset value, however, as of June 30, 2003, CLM has consistently traded at a premium and as of September 30, 2003, MGC has consistently traded at a premium. As of the last business day prior to the announcement of the proposed MGC Merger, each Fund's shares were trading at a premium. It is not possible to state whether shares of CLM will trade at a premium or discount to net asset value following the MGC Merger, or the extent of any such premium or discount.

                  PER SHARE DATA FOR INVESTORS FIRST FUND, INC.
                         COMMON STOCK TRADED ON THE NYSE


                           Closing Market Closing Net

  Quarter Ended       High Price      Low Price         Price          Asset Value      Premium/(Discount)
     3/31/02            11.70           10.66            11.50            11.95               (3.77)
     6/30/02            11.42            9.85            9.99             11.08               (9.84)
     9/30/02            10.00            7.53            7.78             8.85               (12.09)
     12/31/02            9.01            7.08            8.33             9.47               (12.04)
     3/31/03             8.70            7.35            7.66             8.41                (8.92)
     6/30/03             9.55            7.65            9.36             9.87                (5.17)
     9/30/03            11.05            9.33            10.45            10.29                1.55
     12/31/03           12.45           10.50            12.37            10.91               13.38

            PER SHARE DATA FOR CORNERSTONE STRATEGIC VALUE FUND, INC.
                        COMMON STOCK TRADED ON THE AMEX *

                           Closing Market Closing Net
  Quarter Ended       High Price      Low Price          Price         Asset Value       Premium/Discount
     3/31/02             8.05            7.58            7.65             9.04               (15.38)
     6/30/02             7.80            6.57            6.65             7.73               (13.97)
     9/30/02             6.53            5.29            5.40             6.22               (13.18)
     12/31/02            5.99            5.00            5.88             6.38                (7.84)
     3/31/03             6.28            5.40            5.58             6.01                (7.15)
     6/30/03             7.35            5.65            7.35             6.54                12.39
     9/30/03             7.67            7.15            7.43             6.44                15.37
     12/31/03            9.00            7.61            9.00             6.80                32.35
------------------


* The figures provided from March 31, 2002 through December 31, 2002, are based on the per share data for the Fund's securities as traded on the NYSE.

Capitalization.

         The following table shows on an unaudited basis the capitalization of each of CLM, MGC and PGF as of December 31, 2003, without regard to the voluntary fee waiver in effect during that same period, and on a pro forma basis as of that same date giving effect to the PGF Merger, the MGC Merger and of the combined PGF and MGC Mergers:

                     (in thousands, except per share values)

                                                                                            Pro Forma, Post
                                                                                              Combined PGF
                                                       Pro Forma, Post    Pro Forma, Post   and MGC Mergers
                         MGC        CLM       PGF        MGC Merger*        PGF Merger*            *
-------------------------------------------------------------------------------------------------------------

     Net Assets        108,277    26,565     26,056        134,576            52,466            160,562

 Shares of Common
 Stock Outstanding
                        9,860      3,850     1,167         19,561              7,627             23,338

   Net Assets Per
  Share of Common
       Stock            10.98      6.90      22.32          6.88               6.88               6.88
-----------------
* The Pro Forma Net Assets of CLM post merger account for the aggregate cost of the mergers to participating Funds.



Dividends and Other Distributions.

         Each Fund intends to distribute dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards annually to prevent application of a federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by stockholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund are invested in shares of the Fund in accordance with each Fund's dividend reinvestment plan and credited to the stockholder's account on the settlement date which is usually three business days from the purchase date or, at the stockholder's election, paid in cash.

         For a complete discussion of CLM's distribution policy, please see page 21, above.

         On July 26, 2003, MGC's Board of Directors adopted a fixed, monthly distribution policy, pursuant to which the Fund makes fixed, monthly distributions. In determining to adopt the distribution policy, the Board sought to make regular monthly distributions at an annualized rate equal to approximately fifteen percent (15%) of the Fund's net asset value. The amount of the distributions was set at $0.125 per share for the remaining months of 2003, subject to the Board's ability to increase the amount of the distribution. On September 24, 2003, the Board determined to increase the amount of the monthly distribution to an amount equal to $0.14 per share for the remaining calendar months of 2003 and for the calendar year of 2004. The Board of Directors of each Fund has reserved the right to change the dollar amount of the monthly distribution, but has indicated the intention to maintain the total annual amount of distributions at or above the current level. Such distributions may be treated as returns of capital, capital gain or ordinary income depending on each Fund's tax position for the year as a whole. Stockholders will be advised of the relevant treatment when the tax positions are known.

         It is the intention of the current Board of Directors to continue its current monthly distribution policy after the MGC Merger but there can be no guarantee that the policy will be continued for any specific time period. In addition, the Fund filed with the SEC an application for exemptive relief seeking relief from the restrictions of Rule 19b-1 promulgated under the Investment Company Act which limits the amount of capital gains distributions that a RIC may make during a calendar year. There can be no assurances that such application will be granted by the SEC.

Portfolio Valuation.

         Investments of each Fund are stated at value in each Fund's financial statements. All securities for which market quotations are readily available are valued at the last sales price or lacking any sales, at the closing price last quoted for the securities (but if bid and asked quotations are available, at the mean between the current bid and asked prices). Securities that are traded over-the-counter are valued at the mean between the current bid and the asked prices, if available. All other securities and assets are valued at fair value as determined in good faith by each Fund's Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors of each Fund has established general guidelines for calculating fair value of securities that are not readily marketable. At December 31, 2003, both MGC and CLM held no securities valued in good faith by the Board of Directors. The net asset value per share of each Fund is made available to the public on a weekly basis.

         For purposes of valuing assets in connection with the MGC Merger, the assets of MGC will be valued pursuant to the principles and procedures consistently utilized by CLM, which principles and procedures are also utilized by MGC in valuing its own assets and determining its own liabilities. It is not expected that CLM's valuation procedures as applied to MGC's portfolio securities will result in any difference from the valuation that would have resulted from the application of MGC's valuation procedures to such securities.

Dividend Reinvestment and Cash Purchase Plan.

         CLM

         For a full description of CLM's Dividend Reinvestment and Cash Purchase Plan, please see page 22, above.

         MGC

         Under the Fund's Dividend Reinvestment Plan (the "Plan"), all distributions from net investment income and/or capital gains will be reinvested in additional shares of the Fund. PFPC, Inc. ("PFPC") administers the Plan. You are deemed to participate in the Plan unless you elect to be paid in cash. If you want to be paid in cash, you should notify PFPC. If your shares are held in the name of a broker or nominee or you are transferring your account to a new broker, you should tell your broker or nominee whether you wish to participate in the Plan or to receive their distributions in cash.

         You may withdraw from the Plan at any time by notifying PFPC in writing. If PFPC receives your notice within seven days of the record date of a distribution, your withdrawal from the Plan will be effective after that distribution is paid. When you withdraw from the Plan, you will receive a stock certificate for your full shares and a check for any fractional shares. The value of the fractional shares will be determined by using the Fund's current market value (net of any expenses incurred in converting the fractional shares to cash).

         The method for determining the number of shares you receive when your distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price, the number of shares you receive will be determined by dividing the amount of your distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, the number of shares you receive will be determined by dividing the amount of your distribution by the Fund's average closing price over the five trading days preceding the payment date.

         Whenever the Fund declares a dividend or capital gains distribution payable only in cash and the net asset value per share of the Fund's common stock exceeds the market value per share on the payable date, PFPC will apply the amount of such dividend or distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to open-market purchase in connection with the reinvestment of such dividend or distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such dividend or distribution, an in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. PFPC may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by PFPC shall be the price per share allocable to each Plan participant.

         There will be no brokerage charges for shares directly issued by the Fund. There is no direct service charge to participants in the Plan. PFPC's fee will be borne by the Fund. The Board reserves the right to amend the Plan either to provide for a charge to participants or for any other reasons.

Corporate Governance Provisions.

         Each Fund is a Maryland corporation and in many respects have similar charter and by-law provisions.

         The Articles of Incorporation and By-laws of each Fund contain provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.

         Each Fund's By-laws provide, among other things, that:

(1) certain advance notice requirements must be met in order for Stockholders to submit proposals at annual meetings and for nominations by stockholders for election to the Board of Directors; and

(2) the power to amend the By-laws is reserved to the Board of Directors, except as otherwise required by the Investment Company Act.

         MGC's By-laws require the approval of 75% of the Directors to approve any "Contract" (as defined in the By-laws), which would include an investment advisory agreement, between the Fund and anyone affiliated with the Fund, including an officer or a director of the Fund. In the event the Board approves a Contract, then another section of the By-laws makes it mandatory for the Fund to conduct a tender offer for at least 50% of the Fund's outstanding securities. These provisions can only be amended or repealed by 60% of the total outstanding shares of common stock. The Board of Directors of MGC, based on the advice of Fund Counsel, has determined that the MGC Merger proposal, if approved, will not be in contravention of these By-law provisions. Moreover, the MGC Board of Directors unanimously approved the MGC Merger and determined that conducting a tender offer during a time when the Fund is now consistently selling at a premium would not be in the best interests of the Fund or its stockholders.

         In addition, MGC's By-laws have divided the members of the Board of Directors into classes in which each class expires three years from the date of the director's last election.

                             MANAGEMENT OF THE FUNDS

Directors and Principal Officers.

         The business and affairs of each Fund are managed under the direction of that Fund's Board of Directors, and the day-to-day operations are conducted through or under the direction of the officers of that Fund.

         Please see Item III - Proposal 4 for a description of the Board of Directors and the executive officers of CLM.

         Please see Item V - Proposal 2 for a description of the Board of Directors and the executive officers of MGC.

Investment Adviser.

         CLM

         For a complete description of CLM's investment adviser, please see page 24, above.

         MGC

         Under the investment advisory agreement with DeAM, DeAM directs the investments of MGC in accordance with its investment objectives, policies and restrictions. DeAM determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by MGC. The advisory fee payable under the investment advisory agreement is equal to an annual rate of 1.00% of MGC's average daily net assets, computed and accrued daily and payable monthly.

        MGC is managed by a team consisting of Ms. Audrey M. T. Jones, CFA and Managing Director of Deutsche Asset Management; Bob Grandhi, CFA and Director of Deutsche Asset Management; and Doris R. Klug, CFA and Director of Deutsche Asset Management

Administrator.

         BSFM serves as each Fund's administrator pursuant to an administrative agreement with each Fund. BSFM is located at 383 Madison Avenue, 23rd Floor, New York, New York 10179.

         BSFM provides office facilities and personnel adequate to perform the following services for each Fund:

        (1) oversight of the determination and dissemination of each Fund's net asset value in accordance with the respective Fund's policy as adopted from time to time by the respective Board of Directors;
        (2) maintenance of the books and records of each Fund as required under the Investment Company Act;
        (3) preparation of each Fund's U.S. federal, state and local income tax returns;
        (4) preparation of financial information for each Fund's proxy statements and semiannual and annual reports to stockholders; and
        (5) preparation of certain of each Fund's reports to the SEC.

         As of December 31, 2003, BSFM provided accounting and/or administrative services for 26 investment companies and investment partnerships, with combined total assets of approximately $5.7 billion.

Custodian.

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey, is the custodian for both Funds' assets.

Transfer Agent and Registrar.

        CLM

        American Stock Transfer & Trust Co., 59 Maiden Lane, New York, New York 10038 acts as the transfer agent and registrar of CLM.

        MGC

        PFPC, Inc., P.O. Box 43027, Providence, RI 02940 acts as the transfer agent and registrar of MGC.

Estimated Expenses.

         Except as otherwise provided in the administrative services agreements, each Fund's investment adviser and administrator are each obligated to pay expenses associated with providing the services contemplated by the agreements to which they are parties, including compensation of and office space for their respective officers and employees connected with investment and economic research, trading and investment management and administration of each Fund, as well as the fees of all directors of each Fund who are affiliated with those companies or any of their affiliates. Each Fund pays all other expenses incurred in the operation of that Fund including, among other things:

        (1) expenses for legal and independent accountants' services; (2) costs of printing proxies, stock certificates and stockholder reports;
        (3) charges of the custodians, and the transfer and dividend-paying agent's expenses in connection with each Fund's Dividend Reinvestment and Cash Purchase Plan;
        (4) fees and expenses of unaffiliated directors; (5) accounting and pricing costs;
        (6) membership fees in trade associations;
        (7) fidelity bond coverage for each Fund's officers and employees;
        (8) directors' and officers' errors and omissions insurance coverage;
        (9)  brokerage costs and stock exchange listing fees and expenses;
        (10) taxes; and
        (11) other extraordinary or non-recurring expenses and other expenses properly payable by each Fund's.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table shows certain information based on filings made with the SEC concerning persons who may be deemed beneficial owners of 5% or more of the shares of common stock of either Fund because they possessed or shared voting or investment power with respect to the shares of that Fund:


                                          MGC
                                          Stock     Shares of       Common
Name and Address of Beneficial Owner      Amount    Beneficially    Owned %
---------------------------------------------------------------------------

Deep Discount Advisors, Inc. (1)
One West Pack Square
Suite 777
Asheville, NC  28801                      1,922,420                  19.6%

Ron Olin Investment
  Management Company (1)
One West Pack Square
Suite 777
Asheville, NC  28801                      1,735,479                  17.7%
---------------
(1) The information for MGC is based solely upon information presented in a Schedule 13G/A, dated January 9, 2004, filed jointly by Deep Discount Advisors, Inc. and Ron Olin Investment Management Company.

         All the directors and executive officers, as a group, of CLM, as of December 31, 2003, owned less than 1% of the outstanding shares of CLM, and all the directors and executive officers, as a group, of MGC, as of the same date, owned less than 1% of the outstanding shares of MGC.

EXPERTS

         Each Fund's independent auditors are Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103. Tait, Weller & Baker audited each Funds' financial statements for the calendar year ended December 31, 2003.

REQUIRED VOTE

         The MGC Merger has been approved by the Board of Directors of each Fund. Approval of the MGC Merger requires the affirmative vote of the holders of a majority of the outstanding shares of common stock of each Fund. Therefore an abstention is equivalent to a vote against the MGC Merger. The Board of Directors of each Fund recommends that the Stockholders vote in favor of this Proposal 2.

LEGAL PROCEEDINGS

         There are currently no material legal proceedings to which either Fund is a party.

LEGAL OPINIONS

         Certain legal matters in connection with the MGC Merger will be passed upon for the Funds by Blank Rome LLP.

ITEM III. ADDITIONAL PROPOSALS TO BE VOTED ON BY CLM STOCKHOLDERS.

                                 CLM PROPOSAL 3

                   AMENDMENT TO THE ARTICLES OF INCORPORATION

         In connection with the proposed PGF and MGC Mergers, the Board of Directors of CLM authorized an amendment to CLM's Articles of Incorporation increasing the amount of authorized shares of common stock from twenty-five million (25,000,000) to one hundred million (100,000,000) and changing the par value per share from $0.01 per share to $0.001 per share. Such amendment will only take effect in the event that both the PGF Merger and the MGC Merger are approved by stockholders. Under the MGCL, an amendment to the Fund's Articles of Incorporation must be approved by the Board of Directors and ratified by a majority of the outstanding shares entitled to vote.

         At the Board of Directors Meeting held on February 20, 2004, the Board of Directors unanimously authorized the amendment to the Articles of Incorporation to increase the authorized shares of common stock. Please see Exhibit D for a copy of the Amendment to the Articles of Incorporation.

Required Vote

         Ratification of the amendment to the Articles of Incorporation requires the affirmative vote of the holders of a majority of CLM's outstanding voting securities. If the amendment is approved by the Fund's shareholders, such change will become effective immediately following the filing of the Fund's Certificate of Amendment to the Articles of Incorporation with the Maryland Secretary of State.

THE BOARD OF DIRECTORS, INCLUDING THE NON-INTERESTED DIRECTORS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" THE RATIFICATION OF THE AMENDMENT TO CLM'S ARTICLES OF INCORPORATION INCREASING THE AMOUNT OF AUTHORIZED SHARES OF COMMON STOCK.

                                 CLM PROPOSAL 4

                              ELECTION OF DIRECTORS

         In accordance with the Fund's By-laws, the Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. Each class has a term of three years and each year the term of office of one class expires. The effect of these staggered terms is to limit the ability of other entities or persons to acquire control of the Fund by delaying the replacement of a majority of the Board of Directors. At a meeting held on February 20, 2004, Mr. Bentz, a Class II Director, tendered his resignation and the Board elected Mr. William A. Clark, based on the recommendation of the Nominating Committee, to fill the vacancy created by Mr. Bentz's resignation.

         At the Meeting, stockholders will be asked to elect two Class III Directors to hold office until the year 2007 Annual Meeting of Stockholders or thereafter until each of their respective successors is duly elected and qualified. The term of office of the Class III Directors, currently consisting of Messrs. Glenn W. Wilcox, Sr. and Andrew Strauss, expires at the year 2007 Annual Meeting of Stockholders. In addition, stockholders are being asked to elect one Class II Director, Mr. William A. Clark, to hold office until the year 2006 Annual Meeting or thereafter until his respective successor is duly elected and qualified. If elected, each nominee has consented to serve as a director of the Fund until his successor is duly elected and qualified.

         Each Nominee was considered and recommended by CLM's Nominating Committee at a meeting held on February 20, 2004.

         The persons named in the accompanying form of proxy intend to vote at the Meeting (unless directed not to vote) FOR the election of all of the nominees. Each nominee has indicated that he will serve if elected, and the Board of Directors has no reason to believe that any of the nominees named above will become unavailable for election as a director, but if any nominee should be unable to serve, the proxy will be voted for any other person determined by the persons named in the proxy in accordance with their judgment.

         The following table sets forth the names, addresses, ages and principal occupations of each of the nominees for election as Directors:

                                    NOMINEES

                                                                                  Directorships held by
                                            Term of                               Nominee for Director
                               Position     Office     Principal Occupation       Outside of Fund
Name, Address(1) & Age         with Fund     Since     during past 5 years        Complex*
-----------------------------------------------------------------------------------------------------------

Class III Non-Interested Nominees to serve until the Year 2007 Annual Meeting of Stockholders:

Glenn W. Wilcox, Sr. (72)      Director     2000       Chairman of the Board      Director and Chairman
                                                       and Chief Executive        of Audit Committee of
                                                       Officer of Wilcox Travel   Investors First Fund,
                                                       Agency, Inc.; Director     Inc.; Director of
                                                       and Audit Committee        Wachovia Corp.; Board
                                                       Chairman of Progressive    Trustee of Appalachian
                                                       Return Fund, Inc. and      State University;
                                                       Cornerstone Total Return   Director, Champion
                                                       Fund, Inc.                 Industries, Inc.; and
                                                                                  Chairman, Tower
                                                                                  Associates, Inc. (a
                                                                                  real estate venture)

Andrew A. Strauss (50)         Director     2000       Attorney and senior        Director and Chairman
                                                       member of Strauss &        of the Nominating and
                                                       Associates, P.A.,          Corporate Governance
                                                       Attorneys, Asheville and   Committees of Investors
                                                       Hendersonville, NC;        First Fund, Inc.;
                                                       previous President of      Director of Memorial
                                                       White Knight Healthcare,   Mission Hospital
                                                       Inc. and LMV Leasing,      Foundation, Deerfield
                                                       Inc., a wholly owned       Episcopal Retirement
                                                       subsidiary of Xerox        Community and Asheville
                                                       Credit Corporation;        Symphony.
                                                       Director of Progressive
                                                       Return Fund, Inc. and
                                                       Cornerstone Total Return
                                                       Fund, Inc.

Class II Interested Nominee to serve until the Year 2006 Annual Meeting of Stockholders

William A. Clark(58)**         Director,      2004     Director and Stockholder   Director,   Chairman  of
                               Vice                    of Cornerstone Advisors,   the Board and  President
                               President               Inc.; Director of          of    Investors    First
                                                       Progressive Return Fund,   Fund, Inc.
                                                       Inc.; former financial
                                                       consultant, Deep
                                                       Discount Advisors, Inc.;
                                                       Former Director of The
                                                       Austria Fund, Inc.


     (1) The mailing address of each Nominee with respect to Fund Operations is 383 Madison Avenue, 23rd Floor, New York, NY 10179.
     *   As of December 31, 2003, the Fund Complex is comprised of CLM, PGF and
         Cornerstone Total Return Fund, Inc. all of which are managed by Cornerstone Advisors, Inc. All of the Nominees were members of the Board of Cornerstone Total Return Fund, Inc. and Progressive Return
         Fund, Inc.



                                       53


     **  Mr. Clark is an "interested person" as defined in the Investment
         Company Act of 1940 ("Investment Company Act") because of his affiliation with Cornerstone Advisors.

                          Remaining Board of Directors

         The following tables set forth the names, addresses, ages and principal occupations of each of the remaining Directors of the Fund.

Class I Non-Interested Directors to serve until the Year 2005 Annual Meeting of Stockholders

Edwin Meese III (72)            Director      2001     Distinguished Fellow,      Director, Investors
                                                       The Heritage Foundation,   First Fund, Inc. and
                                                       Washington D.C.;           Carrington Laboratories
                                                       Distinguished Visiting     Incorporated
                                                       Fellow at the Hoover
                                                       Institution, Stanford
                                                       University;
                                                       Distinguished Senior
                                                       Fellow at the Institute
                                                       of United States
                                                       Studies, University of
                                                       London; Senior Adviser,
                                                       Revelation LP, Formerly
                                                       U.S. Attorney General
                                                       under President Ronald
                                                       Reagan; Director of
                                                       Cornerstone Total Return
                                                       Fund, Inc. and
                                                       Progressive Return Fund,
                                                       Inc.

Class II Non-Interested Directors to serve until the Year 2006 Annual Meeting of Stockholders

Scott B. Rogers (48)           Director     2000       Chief Executive Officer,   Chairman and Director,
                                                       Asheville Buncombe         Recycling Unlimited;
                                                       Community Christian        Director of A-B Vision
                                                       Ministry; and President,   Board and
                                                       ABCCM Doctor's Medical     Interdenominational
                                                       Clinic; Director, Faith    Ministerial Alliance
                                                       Partnerships Inc.;
                                                       Appointee, NC Governor's
                                                       Commission on Welfare to
                                                       Work.; Director of
                                                       Progressive Return Fund,
                                                       Inc. and Cornerstone
                                                       Total Return Fund, Inc.



                                       54




Thomas H. Lenagh (81)          Director     1987       Chairman of the Board of   Director of Investors
                                                       Photonics Products         First Fund, Inc., The
                                                       Group; Independent         Adams Express Company
                                                       Financial Adviser;         and Petroleum and
                                                       Director of Progressive    Resources Corporation
                                                       Return Fund, Inc. and
                                                       Cornerstone Total Return
                                                       Fund, Inc.

Class I Interested Director to serve until the Year 2005 Annual Meeting of Stockholders

Ralph W. Bradshaw (53)**       Chairman       1998     President, Cornerstone     Director,      Investors
                               of the                  Advisors; Financial        First    Fund,     Inc.;
                               Board and               Consultant; President      Previous   Director   of
                               President               and Director of            The Austria Fund
                                                       Cornerstone Total Return
                                                       Fund, Inc. and
                                                       Progressive Return Fund,
                                                       Inc.; Vice President,
                                                       Deep Discount Advisors,
                                                       Inc. (1993-1999).
           ------------
     (1) The mailing address of each Nominee with respect to Fund Operations is
         383 Madison Avenue, 23rd Floor, New York, NY 10179.
     *   As of December 31, 2003, the Fund Complex is comprised of CLM, PGF and
         Cornerstone Total Return Fund, Inc. all of which are managed by
         Cornerstone Advisors, Inc. All of the Nominees were members of the
         Board of Cornerstone Total Return Fund, Inc. and Progressive Return
         Fund, Inc.
     **  Mr. Bradshaw is an "interested person" as defined in the Investment
         Company Act of 1940 ("Investment Company Act") because of his affiliation with Cornerstone Advisors.

         The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Fund and of all Funds overseen by each Director in the Fund Complex as of December 31, 2003. The information as to beneficial ownership is based on statements furnished to the Fund by each Director.

                                                                 Aggregate Dollar Range of Equity
                                                                 Securities in All Funds Overseen
                               Dollar    Range   of   Equity     by Directors in Fund Complex.
            Name               Securities in the Fund.
   ------------------------    ------------------------------ -- ----------------------------------
   Non-Interested Directors
   Edwin Meese III             0                                 0
   Andrew A. Strauss           $1-$10,000                        $10,001-$50,000
   Thomas H. Lenagh            0                                 0
   Glenn W. Wilcox Sr.         $1-$10,000                        $10,001-$50,000
   Scott B. Rogers             0                                 0
   Interested Directors
   Ralph W. Bradshaw           $10,001-$50,000                   Over $100,000
   William A. Clark            $10,001-$50,000                   Over $100,000
   Gary Bentz*                 $50,000-$100,000                  Over $100,000

*  Mr. Bentz resigned on February 20, 2004.



                                       55



                               Executive Officers
         In addition to Messrs. Bradshaw and Clark, the current officers of the Fund are:
Name, Address(1) & Age       Position(s)       Term of        Principal Occupation during past 5 years
                             with Fund         Office Since
---------------------------- ----------------- -------------- ------------------------------------------------
Jodi Levine (34)             Treasurer         2004           Associate Director, Bear Stearns Funds
                             Management Inc.

Thomas R. Westle (50)        Secretary         2001           Partner at Blank Rome LLP, a law firm;
                                                              previous partner at Spitzer & Feldman P.C., a
                                                              law firm, and previous Partner at Battle
                                                              Fowler LLP
-------------------
(1) The officers' address is the same as the Fund's.


         Code of Ethics

         In addition to the Code of Ethics required by Rule 17j-1 of the Investment Company Act, the Fund has adopted a written Code of Ethics for Principal Officers of the Fund, which imposes certain ethical standards on each of the principal executive officers of the Fund.

         Under the federal securities laws, the Fund is required to provide to stockholders in connection with the Meeting, information regarding compensation paid to Directors by the Fund as well as by the various other U.S. registered investment companies advised by the Fund's investment adviser during its prior fiscal year. The following table provides information concerning the compensation paid during the year ended December 31, 2003, to each Director of the Fund. Please note that the Fund has no bonus, profit sharing, pension or retirement plans.
                                                            Total Compensation
                                             Aggregate         and From Fund
                              Director     Compensation        Fund Complex*
      Name of Director          Since       From Fund        Paid to Director

Ralph W. Bradshaw               1998            $0                       $0
Glenn W. Wilcox, Sr.            2000          $5,550                  $18,900
Andrew A. Strauss               2000          $5,550                  $18,900
Edwin Meese III                 2001          $4,750                  $15,489
Scott B. Rogers                 2000          $5,550                  $18,900
Thomas H. Lenagh                1987          $5,550                  $17,889
Gary Bentz**                    2002            $0                       $0
--------------------------------------------------------------------------------
        * For compensation purposes, Fund Complex refers to CLM, PGF and Cornerstone Total Return Fund, Inc. all of which were managed by Cornerstone Advisors during the year ended December 31, 2003.
        **  Mr. Bentz resigned on February 20, 2004.

         Each Director attended at least seventy-five (75%) percent or more of the five (5) meetings of the Board of Directors (including regularly scheduled and special meetings) held during the period for which he was a Director.

         The Audit Committee

         During the fiscal year ended December 31, 2003, the Audit Committee was composed of all independent directors, as such term is defined in Section 121A of the AMEX Rules. The members of the Audit Committee during this period were Messrs. Wilcox, Lenagh, Strauss, Meese and Rogers. The principal functions of the Audit Committee include, but are not limited to, (i) the oversight of the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) the oversight of the quality and integrity of the Fund's financial statements and the independent audit thereof; and (iii) the approval, prior to the engagement of, the Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent auditors. The Audit Committee convened two (2) times during the 2003 fiscal year. The Audit Committee Charter is attached hereto as Exhibit E.

         The Audit Committee currently does not have an Audit Committee Financial Expert, as such term is defined in Section 407 of the Sarbanes-Oxley Act of 2002. Rather, the Audit Committee members believe that each of their individual experiences provide the Audit Committee with sufficient experience and expertise to allow them to perform their duties as members of the Audit Committee.

         The Nominating Committee

         The Fund has a standing Nominating Committee which is comprised of Messrs. Wilcox, Lenagh, Strauss, Meese and Rogers, all of whom are independent directors of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act and in Section 121A of the AMEX Rules. The Nominating Committee currently does not have a written charter. The Nominating Committee is appointed to identify and select qualified individuals to become Board members. The Nominating Committee seeks candidates that have exhibited strong decision-making ability, substantial business experience, relevant knowledge of the mutual fund industry (including closed-end funds), skills or technological expertise and exemplary personal integrity and reputation. In addition, the Nominating Committee seeks candidates that have experience and knowledge involving all of the service providers of a registered investment company.

         The Nominating Committee will consider all nominees recommended by stockholders of the Fund, so long as stockholders send their recommendations in writing to the Secretary of the Fund in a manner consistent with the Fund's By-laws. Currently, the By-laws provide that the deadline for submitting a stockholder proposal for inclusion in the Fund's proxy statement and proxy for the Fund's 2005 annual meeting of stockholders pursuant to Rule 14a-8 of the SEC is December 27, 2004. Stockholders wishing to submit proposals or director nominations that are not to be included in such proxy statement and proxy must deliver notice to the Secretary at the principal executive offices of the Fund not later than the close of business on January 26, 2005 nor earlier than the close of business on December 27, 2004. Stockholders are also advised to review the Fund's Bylaws, which contain additional requirements with respect to advance notice of stockholder proposals and director nominations.

         During the calendar year ended December 31, 2003, the Nominating Committee met one time. At the February 20, 2004 Nominating Committee Meeting, the Nominating Committee met and discussed the nomination of all of the Directors of the Fund for the 2004 Annual Meeting of Stockholders. Each of the nominees were recommended by Non-interested directors.

Required Vote

         Directors are elected by a plurality of the votes cast by the holders of shares of common stock of the Fund present in person or represented by proxy at a meeting with a quorum present. For purposes of the election of Directors, abstentions and broker non-votes will be counted as shares present for quorum purposes and will be considered votes cast.

         THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE "FOR" THE ELECTION OF MESSRS. CLARK, STRAUSS AND WILCOX, SR. AS DIRECTORS OF THE FUND.


                             AUDIT COMMITTEE REPORT

         On February 20, 2004, the Audit Committee met with management to review and discuss the audited financial statements for the fiscal year ended December 31, 2003. The Audit Committee also conducted discussions with the Fund's independent auditors, Tait, Weller & Baker, regarding the matters required by the Statement on Auditing Standards No. 61. As required by Independence Standards Board Standard No. 1, "Independence discussion with Audit Committees", the Audit Committee discussed with and received the required written disclosures and confirming letter from Tait, Weller & baker regarding its independence and has discussed with Tait, Weller & Baker its independence. Based upon the review and discussions referred to above, the Audit committee recommended to the Board of Directors that the audited financial statements be included in the Fund's Annual Report to Stockholders on Form N-CSR for the year ended December 31, 2003.

         This Audit Committee Report shall not be deemed incorporated by reference in any document previously or subsequently filed with the Securities and Exchange Commission that incorporates by reference all or any portion of this proxy statement except to the extent that the Fund specifically requests that the report be specifically incorporated by reference.

         The Audit Committee of the Board of Directors has selected Tait, Weller & Baker to be employed as the Fund's independent certified public accountants to make the annual audit and to report on, as may be required, the financial statements which may be filed by the Fund with the Securities and Exchange Commission during the ensuing year.

                                               AUDIT COMMITTEE

                                               Edwin Meese III
                                               Glenn W. Wilcox, Sr.
                                               Andrew A. Strauss
                                               Thomas H. Lenagh
                                               Scott B. Rogers


                RELATIONSHIP WITH INDEPENDENT PUBLIC ACCOUNTANTS

         The Fund's independent public accountant for the calendar year ended December 31, 2003, was the firm of Tait, Weller & Baker. The Audit Committee has selected Tait, Weller & Baker to be the Fund's independent auditor for 2004. The selection of the Company's independent auditor is not being submitted to stockholders because there is no legal requirement to do so.

         A representative of Tait, Weller & Baker is not expected to be present at the Annual Meeting but may be available by telephone to respond to appropriate questions from Stockholders.

Principal Accountant Fees and Services

         Aggregate fees for professional services rendered for CLM by Tait, Weller & Baker as of or for the years ended December 31, 2003 and 2002 were:

                               2003                2002

Audit Fees                    $11,000             $11,000
Audit Related Fees               ----                ----
Tax Fees                      $ 2,000              $2,000
All Other fees                   ----              $2,500

Total                         $13,000             $15,500
                              =======             =======

         All of the services performed by the Fund's independent auditors, including audit related and non-audit related services, are pre-approved by the Audit Committee. The Audit Fees for the years ended December 31, 2003 and 2002, respectively, were for professional services rendered for the audits of the financial statements of the Fund, reviews, and issuance of consents, and assistance with review of documents filed with the SEC. Tax Fees for the years ended December 31, 2003 and 2002 were for services performed in connection with income tax services other than those directly related to the audit of the income tax accrual. The amount listed above for "All Other Fees," includes fees incurred related to accounting research and other special projects.

         The Audit Committee has considered and determined that the services provided by Tait, Weller & Baker are compatible with maintaining Tait, Weller & Baker's independence. The aggregate fees included in Audit fees are fees billed for the calendar years for the audit of the Fund's annual financial statements. The aggregate fees included in each of the other categories are fees billed in the calendar years. Of the time expended by the Fund's principal accountant to audit the Fund's financial statements for the calendar year ended December 31, 2003, less than 50% of such time involved work performed by persons other than the principal accountant's full-time, permanent employees.

         Section 16(a) Beneficial Ownership Reporting Compliance

         Section 16(a) of the Securities Exchange Act of 1934 (the "Exchange Act") and Section 30(h) of the 1940 Act in combination require the Fund's directors and officers, persons who own more than ten percent (10%) of the Fund's common stock, and the Fund's investment manager and its directors and officers, to file reports of ownership and changes in ownership with the SEC and the AMEX. The Fund is not aware of anything to the contrary indicating that the Fund's directors and officers, the Fund's investment manager and its directors and officers have complied with all applicable filing requirements during the year ended December 31, 2003.

ITEM IV. ADDITIONAL PROPOSAL TO BE VOTED ON BY PGF'S STOCKHOLDERS WHICH WILL
                       ONLY TAKE EFFECT IN THE EVENT THAT
                     ITEM I - PROPOSAL 1 IS NOT APPROVED BY

                              PGF'S STOCKHOLDERS.

                                 PGF PROPOSAL 2:

                              ELECTION OF DIRECTORS

         In accordance with the Fund's By-laws, the Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. Each class has a term of three years and each year the term of office of one class expires. The effect of these staggered terms is to limit the ability of other entities or persons to acquire control of the Fund by delaying the replacement of a majority of the Board of Directors. At a meeting held on February 20, 2004, Mr. Bentz, a Class II Director, tendered his resignation and the Board elected Mr. William A. Clark, based on the recommendation of the Nominating Committee, to fill the vacancy created by Mr. Bentz's resignation.

         At the Meeting, stockholders will be asked to elect two Class I Directors to hold office until the year 2007 Annual Meeting of Stockholders or thereafter until each of their respective successors is duly elected and qualified. The term of office of the Class I Directors, currently consisting of Messrs. Thomas H. Lenagh and Andrew Strauss, expires at the year 2007 Annual Meeting of Stockholders. In addition, stockholders are being asked to elect one Class III Director, Mr. William A. Clark, to hold office until the year 2006 Annual Meeting or thereafter until his respective successor is duly elected and qualified. If elected, each nominee has consented to serve as a director of the Fund until his successor is duly elected and qualified.

         Each Nominee was considered and recommended by PGF's Nominating Committee at a meeting held on February 20, 2004.

         The persons named in the accompanying form of proxy intend to vote at the Meeting (unless directed not to vote) FOR the election of all of the nominees. Each nominee has indicated that he will serve if elected, and the Board of Directors has no reason to believe that any of the nominees named above will become unavailable for election as a director, but if any nominee should be unable to serve, the proxy will be voted for any other person determined by the persons named in the proxy in accordance with their judgment.

         The following table sets forth the names, addresses, ages and principal occupations of each of the nominees for election as Directors:

                                    NOMINEES

                                                                                  Directorships held by
                                            Term of                               Nominee for Director
                               Position     Office     Principal Occupation       Outside of Fund
Name, Address(1) & Age         with Fund    Since      during past 5 years        Complex* Class I
--------------------------------------------------------------------------------------------------------

Non-Interested Nominees to serve until the Year 2007 Annual Meeting of

Stockholders:
Thomas H. Lenagh (81)          Director     2001       Chairman of the Board of   Director of Investors
                                                       Photonics Products         First Fund, Inc., The
                                                       Group; Independent         Adams Express Company
                                                       Financial Adviser;         and Petroleum and
                                                       Director of Cornerstone    Resources Corporation
                                                       Strategic Value Fund,
                                                       Inc. and Cornerstone
                                                       Total Return Fund, Inc.

Andrew A. Strauss (50)         Director     2000       Attorney and senior        Director and Chairman
                                                       member of Strauss &        of the Nominating and
                                                       Associates, P.A.,          Corporate Governance
                                                       Attorneys, Asheville and   Committees of Investors
                                                       Hendersonville, NC;        First Fund, Inc.;
                                                       previous President of      Director of Memorial
                                                       White Knight Healthcare,   Mission Hospital
                                                       Inc. and LMV Leasing,      Foundation, Deerfield
                                                       Inc., a wholly owned       Episcopal Retirement
                                                       subsidiary of Xerox        Community and Asheville
                                                       Credit Corporation;        Symphony.
                                                       Director of Cornerstone
                                                       Strategic Value Fund,
                                                       Inc. and Cornerstone
                                                       Total Return Fund, Inc.

Class III Interested Nominee to serve until the Year 2006 Annual Meeting of Stockholders

William A. Clark(58)**         Director,      2004     Director and Stockholder   Director,   Chairman  of
                               Vice                    of Cornerstone Advisors,   the Board and  President
                               President               Inc.; Director of          of    Investors    First
                                                       Cornerstone Strategic      Fund, Inc.
                                                       Value Fund, Inc.; former
                                                       financial consultant,
                                                       Deep Discount Advisors,
                                                       Inc.; Former Director of
                                                       The Austria Fund, Inc.
------------
     (1) The mailing address of each Nominee with respect to Fund Operations is
         383 Madison Avenue, 23rd Floor, New York, NY 10179.
      *  As of December 31, 2003, the Fund Complex is comprised of PGF, CLM and
         Cornerstone Total Return Fund, Inc. all of which are managed by
         Cornerstone Advisors, Inc., and each nominee served as a member of the
         Board of Directors for each Fund in the Fund Complex.
     **  Mr. Clark is an "interested person" as defined in the Investment
         Company Act of 1940 ("Investment Company Act") because of his affiliation with Cornerstone Advisors.

                          Remaining Board of Directors

         The following tables set forth the names, addresses, ages and principal occupations of each of the remaining Directors of the Fund.

Class II Non-Interested Directors to serve until the Year 2005 Annual Meeting of Stockholders

Edwin Meese III (72)            Director      2001     Distinguished Fellow,      Director, Investors
                                                       The Heritage Foundation,   First Fund, Inc. and
                                                       Washington D.C.;           Carrington Laboratories
                                                       Distinguished Visiting     Incorporated
                                                       Fellow at the Hoover
                                                       Institution, Stanford
                                                       University;
                                                       Distinguished Senior
                                                       Fellow at the Institute
                                                       of United States
                                                       Studies, University of
                                                       London; Senior Adviser,
                                                       Revelation LP, Formerly
                                                       U.S. Attorney General
                                                       under President Ronald
                                                       Reagan; Director of
                                                       Cornerstone Total Return
                                                       Fund, Inc. and
                                                       Cornerstone Strategic
                                                       Value Fund, Inc.

Class III Non-Interested Directors to serve until the Year 2006 Annual Meeting of Stockholders

Glenn W. Wilcox, Sr. (72)      Director     2000       Chairman of the Board      Director and Chairman
                                                       and Chief Executive        of Audit Committee of
                                                       Officer of Wilcox Travel   Investors First Fund,
                                                       Agency, Inc.; Director     Inc.; Director of
                                                       and Audit Committee        Wachovia Corp.; Board
                                                       Chairman of Cornerstone    Trustee of Appalachian
                                                       Strategic Value Fund,      State University;
                                                       Inc. and Cornerstone       Director, Champion
                                                       Total Return Fund, Inc.    Industries, Inc.; and
                                                                                  Chairman, Tower
                                                                                  Associates, Inc. (a
                                                                                  real estate venture)
Scott B. Rogers (48)           Director     2000       Chief Executive Officer,   Chairman and Director,
                                                       Asheville Buncombe         Recycling Unlimited;
                                                       Community Christian        Director of A-B Vision
                                                       Ministry; and President,   Board and
                                                       ABCCM Doctor's Medical     Interdenominational
                                                       Clinic; Director, Faith    Ministerial Alliance
                                                       Partnerships Inc.;
                                                       Appointee, NC Governor's
                                                       Commission on Welfare to
                                                       Work.; Director of
                                                       Cornerstone Strategic
                                                       Value Fund, Inc. and
                                                       Cornerstone Total Return
                                                       Fund, Inc.



                                       62


Class II Interested Director to serve until the Year 2005 Annual Meeting of Stockholders

Ralph W. Bradshaw (53)**       Chairman       1999     President, Cornerstone     Director,      Investors
                               of the                  Advisors; Financial        First    Fund,     Inc.;
                               Board and               Consultant; President      Previous   Director   of
                               President               and Director of            The Austria Fund
                                                       Cornerstone Total Return
                                                       Fund, Inc. and
                                                       Cornerstone Strategic
                                                       Value Fund, Inc.; Vice
                                                       President, Deep Discount
                                                       Advisors, Inc.
                                                       (1993-1999).
     ------------
     (1) The mailing address of each Nominee with respect to Fund Operations is
         383 Madison Avenue, 23rd Floor, New York, NY 10179.
     *   As of December 31, 2003, the Fund Complex is comprised of PGF, CLM and
         Cornerstone Total Return Fund, Inc. all of which are managed by
         Cornerstone Advisors, Inc., and each nominee served as a member of the
         Board of Directors for each Fund in the Fund Complex.
     **  Mr. Bradshaw is an "interested person" as defined in the Investment
         Company Act of 1940 ("Investment Company Act") because of his affiliation with Cornerstone Advisors.


         The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Fund and of all Funds overseen by each Director in the Fund Complex as of December 31, 2003. The information as to beneficial ownership is based on statements furnished to the Fund by each Director.

                                                                 Aggregate Dollar Range of Equity
                                                                 Securities in All Funds Overseen
                               Dollar    Range   of   Equity     by Directors in Fund Complex.
            Name               Securities in the Fund.
   ------------------------    ------------------------------    ----------------------------------
   Non-Interested Directors:
   ------------------------    ------------------------------    ----------------------------------
   Edwin Meese III             0                                 0
   Andrew A. Strauss           $1-$10,000                        $10,001-$50,000
   Thomas H. Lenagh            0                                 0
   Glenn W. Wilcox Sr.         $1-$10,000                        $10,001-$50,000
   Scott B. Rogers             0                                 0
   Interested Directors:
   Ralph W. Bradshaw           $10,001-$50,000                   Over $100,000
   William A. Clark            $10,001-$50,000                   Over $100,000
   Gary A. Bentz*              $Over $100,000                    Over $100,000
   *  Mr. Bentz resigned on February 20, 2004.

                               Executive Officers
         In addition to Messrs. Bradshaw and Clark, the current officers of the Fund are:

                                          Term of
Name, Address(1) & Age      Position(s)   Office     Principal Occupation during past 5 years
                            with Fund     Since
--------------------------- ------------- ---------- --------------------------------------------------
Jodi Levine (34)            Treasurer     2004       Associate Director, Bear Stearns Funds
                                                     Management Inc.

Thomas R. Westle (50)       Secretary     2001       Partner at Blank Rome LLP, a law firm; previous
                                                     partner at Spitzer & Feldman P.C., a law firm,
                                                     and previous Partner at Battle Fowler LLP.
-----------------


(1) The mailing address of each executive officer with respect to Fund Operations is 383 Madison Avenue, 23rd Floor, New York, NY 10179.

         Code of Ethics

         In addition to the Code of Ethics required by Rule 17j-1 of the Investment Company Act, the Fund has adopted a written Code of Ethics for Principal Officers of the Fund, which imposes certain ethical standards on each of the principal executive officers of the Fund.

         Under the federal securities laws, the Fund is required to provide to stockholders in connection with the Meeting, information regarding compensation paid to Directors by the Fund as well as by the various other U.S. registered investment companies advised by the Fund's investment adviser during its prior fiscal year. The following table provides information concerning the compensation paid during the year ended December 31, 2003, to each Director of the Fund. Please note that the Fund has no bonus, profit sharing, pension or retirement plans.

                                         Aggregate  Total Compensation From Fund
                           Director     Compensation   and Fund Complex* Paid to
     Name of Director       Since        From Fund              Director
-------------------------------------------------------------------------
Ralph W. Bradshaw            1999            $0                    $0
Glenn W. Wilcox, Sr.         2000          $5,550               $18,900
Andrew A. Strauss            2000          $5,550               $18,900
Edwin Meese III              2001          $4,750               $15,489
Scott B. Rogers              2000          $5,550               $18,900
Thomas H. Lenagh             2001          $5,550               $17,889
Gary Bentz**                 2002            $0                    $0
         -------------------------
         *        For compensation purposes, Fund Complex refers to PGF, CLM and
                  Cornerstone Total Return Fund, Inc. all of which were managed by Cornerstone Advisors during the year ended December 31,
                  2003.
         **       Mr. Bentz resigned on February 20, 2004.

         Each Director attended at least seventy-five (75%) percent or more of the five (5) meetings of the Board of Directors (including regularly scheduled and special meetings) held during the period for which he was a Director.

         The Audit Committee

         During the fiscal year ended December 31, 2003, the Audit Committee was composed of all independent directors, as such term is defined in Section 121A of the AMEX Rules. The members of the Audit Committee during this period were Messrs. Wilcox, Lenagh, Strauss, Meese and Rogers. The principal functions of the Audit Committee include, but are not limited to, (i) the oversight of the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) the oversight of the quality and integrity of the Fund's financial statements and the independent audit thereof; and (iii) the approval, prior to the engagement of, the Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent auditors. The Audit Committee convened two (2) times during the 2003 fiscal year. The Audit Committee Charter is attached hereto as Exhibit F.

         The Audit Committee currently does not have an Audit Committee Financial Expert, as such term is defined in Section 407 of the Sarbanes-Oxley Act of 2002. Rather, the Audit Committee members believe that each of their individual experiences provide the Audit Committee with sufficient experience and expertise to allow them to perform their duties as members of the Audit Committee.

         The Nominating Committee

         The Fund has a standing Nominating Committee which is comprised of Messrs. Wilcox, Lenagh, Strauss, Meese and Rogers, all of whom are independent directors of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act and in Section 121A of the AMEX Rules. The Nominating Committee currently does not have a written charter. The Nominating Committee is appointed to identify and select qualified individuals to become Board members. The Nominating Committee seeks candidates that have exhibited strong decision-making ability, substantial business experience, relevant knowledge of the mutual fund industry (including closed-end funds), skills or technological expertise and exemplary personal integrity and reputation. In addition, the Nominating Committee seeks candidates that have experience and knowledge involving all of the service providers of a registered investment company.

         The Nominating Committee will consider all nominees recommended by stockholders of the Fund, so long as stockholders send their recommendations in writing to the Secretary of the Fund in a manner consistent with the Fund's By-laws. Currently, the By-laws provide that the deadline for submitting a stockholder proposal for inclusion in the Fund's proxy statement and proxy for the Fund's 2005 annual meeting of stockholders pursuant to Rule 14a-8 of the SEC is December 27, 2004. Stockholders wishing to submit proposals or director nominations that are not to be included in such proxy statement and proxy must deliver notice to the Secretary at the principal executive offices of the Fund not later than the close of business on January 26, 2005 nor earlier than the close of business on December 27, 2004. Stockholders are also advised to review the Fund's Bylaws, which contain additional requirements with respect to advance notice of stockholder proposals and director nominations.

         During the calendar year ended December 31, 2003, the Nominating Committee met one time. At the February 20, 2004 Nominating Committee Meeting, the Nominating Committee met and discussed the nomination of all of the Directors of the Fund for the 2004 Annual Meeting of Stockholders. Each of the nominees were recommended by Non-interested directors.

Required Vote

         Directors are elected by a plurality of the votes cast by the holders of shares of common stock of the Fund present in person or represented by proxy at a meeting with a quorum present. For purposes of the election of Directors, abstentions and broker non-votes will be counted as shares present for quorum purposes and will be considered votes cast.

         THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE "FOR" THE ELECTION OF MESSRS. LENAGH, STRAUSS AND CLARK AS DIRECTORS OF THE FUND.

                             AUDIT COMMITTEE REPORT

         On February 20, 2004, the Audit Committee met with management to review and discuss the audited financial statements for the fiscal year ended December 31, 2003. The Audit Committee also conducted discussions with the Fund's independent auditors, Tait, Weller & Baker, regarding the matters required by the Statement on Auditing Standards No. 61. As required by Independence Standards Board Standard No. 1, "Independence discussion with Audit Committees", the Audit Committee discussed with and received the required written disclosures and confirming letter from Tait, Weller & baker regarding its independence and has discussed with Tait, Weller & Baker its independence. Based upon the review and discussions referred to above, the Audit committee recommended to the Board of Directors that the audited financial statements be included in the Fund's Annual Report to Stockholders on Form N-CSR for the year ended December 31, 2003.

         This Audit Committee Report shall not be deemed incorporated by reference in any document previously or subsequently filed with the Securities and Exchange Commission that incorporates by reference all or any portion of this proxy statement except to the extent that the Fund specifically requests that the report be specifically incorporated by reference.

         The Audit Committee of the Board of Directors has selected Tait, Weller & Baker to be employed as the Fund's independent certified public accountants to make the annual audit and to report on, as may be required, the financial statements which may be filed by the Fund with the Securities and Exchange Commission during the ensuing year.

                                 AUDIT COMMITTEE

                                 Edwin Meese III
                               Glenn W. Wilcox, Sr.
                                Andrew A. Strauss
                                Thomas H. Lenagh
                                 Scott B. Rogers


                RELATIONSHIP WITH INDEPENDENT PUBLIC ACCOUNTANTS

         The Fund's independent public accountant for the calendar year ended December 31, 2003, was the firm of Tait, Weller & Baker. The Audit Committee has selected Tait, Weller & Baker to be the Fund's independent auditor for 2004. The selection of the Company's independent auditor is not being submitted to Stockholders because there is no legal requirement to do so.

         A representative of Tait, Weller & Baker is not expected to be present at the Annual Meeting but may be available by telephone to respond to appropriate questions from Stockholders.



PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Aggregate fees for professional services rendered for PGF by Tait, Weller & Baker as of or for the years ended December 31, 2003 and 2002 were:

                               2003                2002

Audit Fees                    $11,000             $11,000
Audit Related Fees               -                   -
Tax Fees                      $2,000              $2,000
All Other fees                      -             $2,500
                             --------            --------
Total                         $13,000             $15,500
                             ========            ========

         All of the services performed by the Fund's independent auditors, including audit related and non-audit related services, were pre-approved by the Audit Committee. The Audit Fees for the years ended December 31, 2003 and 2002, respectively, were for professional services rendered for the audits of the financial statements of the Fund, reviews, and issuance of consents, and assistance with review of documents filed with the SEC. Tax Fees for the years ended December 31, 2003 and 2002 were for services performed in connection with income tax services other than those directly related to the audit of the income tax accrual. The amount listed above for "All Other Fees," includes fees incurred related to accounting research and other special projects.

         The Audit Committee has considered and determined that the services provided by Tait, Weller & Baker are compatible with maintaining Tait, Weller & Baker's independence. The aggregate fees included in Audit fees are fees billed for the calendar years for the audit of the Fund's annual financial statements. The aggregate fees included in each of the other categories are fees billed in the calendar years. Of the time expended by the Fund's principal accountant to audit the Fund's financial statements for the calendar year ended December 31, 2003, less than 50% of such time involved work performed by persons other than the principal accountant's full-time, permanent employees.

         Section 16(a) Beneficial Ownership Reporting Compliance

         Section 16(a) of the Securities Exchange Act of 1934 (the "Exchange Act") and Section 30(h) of the 1940 Act in combination require the Fund's directors and officers, persons who own more than ten (10%) of the Fund's common stock, and the Fund's investment manager and its directors and officers, to file reports of ownership and changes in ownership with the SEC and the AMEX. The Fund is not aware of anything to the contrary indicating that the Fund's directors and officers, the Fund's investment manager and its directors and officers have complied with all applicable filing requirements during the year ended December 31, 2003.

ITEM V. ADDITIONAL PROPOSAL TO BE VOTED ON BY MGC'S STOCKHOLDERS WHICH WILL ONLY TAKE EFFECT IN THE EVENT THAT ITEM II - PROPOSAL 2 IS NOT APPROVED BY MGC'S STOCKHOLDERS.

                                 MGC PROPOSAL 2:

                              ELECTION OF DIRECTORS

         In accordance with MGC's Articles of Incorporation, the Board is divided into three classes with each class having a three year term and each year the term of office of one class expires. The effect of these staggered terms is to limit the ability of other entities or persons to acquire control of MGC by delaying the replacement of a majority of the Board of Directors.

         At the Meeting, stockholders will be asked to elect Messrs. Bradshaw and Clark as Directors to hold office until the year 2007 Annual Meeting of Stockholders or thereafter until each of their respective successors are duly elected and qualified. The nominees for election are considered to be Non-interested directors because they are not affiliated with the Fund's current investment adviser, DeAM.

         Each Nominee was considered and recommended by MGC's Nominating Committee at a meeting held on February 19, 2004.

         The persons named in the accompanying form of proxy intend to vote at the Meeting (unless directed not to vote) FOR the election of all of the nominees. Each nominee has indicated that he will serve if elected, and the Board of Directors has no reason to believe that any of the nominees named above will become unavailable for election as a director, but if any nominee should be unable to serve, the proxy will be voted for any other person determined by the persons named in the proxy in accordance with their judgment.

         The following table sets forth the names, addresses, ages and principal occupations of each of the nominees for election as Directors:

                              INDEPENDENT NOMINEES


                                                                                  Directorships held by
                               Position       Term     Principal Occupation       Nominee for Director
Name, Address(1) & Age         with Fund      Since    during past 5 years        Outside of Fund Complex
------------------------------------------------------------------------------------------------------------
William A. Clark (58)           Chairman of    2003    Director and Stockholder   Director of Progressive
                                the Board,             of Cornerstone Advisors,   Return Fund, Inc.,
                                 President             Inc.; former financial     Cornerstone Strategic
                               and Director            consultant, Deep           Value Fund, Inc. and
                                                       Discount Advisors, Inc.;   Cornerstone Total
                                                       Former Director of The     Return Fund, Inc.
                                                       Austria Fund, Inc.

Ralph W. Bradshaw (53)         Director        2001    President, Cornerstone     Director and  Chairman
                                                       Advisors; Financial        of the Board of
                                                       Consultant; Vice           Directors of
                                                       President, Deep Discount   Progressive Return
                                                       Advisors, Inc.             Fund, Inc., Cornerstone
                                                       (1993-1999).               Strategic Value Fund,
                                                                                  Inc. and Cornerstone
                                                                                  Total Return Fund,
                                                                                  Inc.; Previous Director
                                                                                  of the Austria Fund

----------------------
(1) The mailing address of each Nominee with respect to Fund Operations is 383 Madison Avenue, 23rd Floor, New York, NY 10179.

                          REMAINING BOARD OF DIRECTORS

         The following table sets forth the names, addresses, ages and principal occupations of each of the remaining members of the Board of Directors:

                                              Term
                                              of                                  Directorships held by
                               Position       Office   Principal Occupation       Nominee for Director
Name, Address(1) & Age         with Fund      Since    during past 5 years        Outside of Fund Complex
------------------------------------------------------------------------------------------------------------
Thomas H. Lenagh (81)          Director       2003     Chairman of the Board of   Director of Progressive
                                                       Photonics Products         Return Fund, Inc.,
                                                       Group; Independent         Cornerstone Strategic
                                                       Financial Adviser;         Value Fund, Inc. and
                                                                                  Cornerstone Total
                                                                                  Return Fund, Inc., The
                                                                                  Adams Express Company
                                                                                  and Petroleum and
                                                                                  Resources Corporation

Glenn W. Wilcox, Sr. (72)      Director and   2002     Chairman of the Board      Director and Audit
                               Chairman of             and Chief Executive        Committee Chairman of
                               Audit                   Officer of Wilcox Travel   Progressive Return
                               Committee               Agency;                    Fund, Inc., Cornerstone
                                                                                  Strategic Value Fund,
                                                                                  Inc. and Cornerstone
                                                                                  Total Return Fund,
                                                                                  Inc.; Director of
                                                                                  Wachovia Corp.; Board
                                                                                  Trustee of Appalachian
                                                                                  State University;
                                                                                  Director, Champion
                                                                                  Industries, Inc.; and
                                                                                  Chairman, Tower
                                                                                  Associates, Inc. (a
                                                                                  real estate venture)

Andrew A. Strauss (50)         Director       2002     Attorney and senior        Director and Chairman
                                                       member of Strauss &        of the Nominating and
                                                       Associates, P.A.,          Corporate Governance
                                                       Attorneys, Asheville and   Committees of Investors
                                                       Hendersonville, NC;        First Fund, Inc.;
                                                       previous President of      Director of Memorial
                                                       White Knight Healthcare,   Mission Hospital
                                                       Inc. and LMV Leasing,      Foundation and
                                                       Inc., a wholly owned       Deerfield Episcopal
                                                       subsidiary of Xerox        Retirement Community;
                                                       Credit Corporation;        and Asheville Symphony.
                                                       Director of Progressive
                                                       Return Fund, Inc. and
                                                       Cornerstone Total Return
                                                       Fund, Inc.


                                       70


Edwin Meese III (72)             Director      2003    Distinguished Fellow,      Director, Cornerstone
                                                       The Heritage Foundation,   Total Return Fund,
                                                       Washington D.C.;           Inc., Progressive
                                                       Distinguished Visiting     Return Fund, Inc.,
                                                       Fellow at the Hoover       Cornerstone Strategic
                                                       Institution, Stanford      Value Fund, Inc. and
                                                       University;                Carrington Laboratories
                                                       Distinguished Senior       Incorporated
                                                       Fellow at the Institute
                                                       of United States
                                                       Studies, University of
                                                       London; Senior Adviser,
                                                       Revelation LP; Formerly
                                                       U.S. Attorney General
                                                       under President Ronald
                                                       Reagan


(1) The mailing address of each Director with respect to Fund Operations is 383 Madison Avenue, 23rd Floor, New York, NY 10179.

     * As of December 31, 2003, the Fund Complex is comprised only of MGC.

         The following table sets forth, for each Director, the aggregate dollar range of equity securities owned of the Fund and of all Funds overseen by each Director in the Fund Complex as of December 31, 2003. The information as to beneficial ownership is based on statements furnished to the Fund by each Director.

                                                                 Aggregate Dollar Range of Equity
                                                                 Securities in All Funds Overseen
                               Dollar    Range   of   Equity     by Directors in Fund Complex*
            Name               Securities in the Fund
   ------------------------    ------------------------------    ----------------------------------
   Edwin Meese III             0                                 0
   Ralph W. Bradshaw           $10,000-$50,000                   $10,000-$50,000
   Andrew A. Strauss           $10,001-$50,000                   $10,001-$50,000
   Thomas H. Lenagh            0                                 0
   Glenn W. Wilcox Sr.         0                                 0
   William A. Clark            $50,000-$100,000                  $50,000-$100,000

   ------------

     * None of the Directors oversee any other registered investment company that is advised by DEAM.

                               Executive Officers

         In addition to Mr. Clark, the current officers of the Fund are:

Name, Address(1) & Age    Position(s)    Term of        Principal Occupation during past 5
                          with Fund      Office Since   years
------------------------- -------------- -------------- ----------------------------------------
Thomas R. Westle (50)     Secretary      2003           Partner of Blank Rome LLP, previous
                                                        partner of Spitzer & Feldman P.C.;
                                                        Secretary of Progressive Return Fund,
                                                        Inc., Cornerstone Total Return Fund,
                                                        Inc. and Investors First Fund, Inc.

(1) The mailing address of the executive officer with respect to Fund operations is 383 Madison Avenue, 23rd Floor, New York, NY 10179.

         Under the federal securities laws, the Fund is required to provide to stockholders in connection with the Meeting, information regarding compensation paid to Directors by the Fund as well as by the various other U.S. registered investment companies advised by the Fund's investment adviser during its prior fiscal year. The following table provides information concerning the compensation paid during the year ended December 31, 2003, to each Director of the Fund. Please note that the Fund has no bonus, profit sharing, pension or retirement plans.

                                            Aggregate       Total Compensation From Fund
                              Director     Compensation     and Fund Complex(1) Paid to
      Name of Director          Since       From Fund                 Director
----------------------------------------------------------------------------------------
Ralph W. Bradshaw               2001         $30,041                 $30,041(2)
Glenn W. Wilcox, Sr.            2002         $26,000                 $26,000(2)
Andrew A. Strauss               2002         $25,500                 $25,500(2)
Edwin Meese III                 2003          $9,972                 $9,972(2)
William Clark                   2003          $9,157                 $9,157(2)
Thomas H. Lenagh                2003          $9,972                 $9,972(2)
Richard Wood(3)                 1987         $28,518                  $28,518
Mark P. Naylor(4)               2002         $21,500                  $21,500
Robert Kuftinec                 2002         $14,054                  $14,054

     (1) For compensation purposes, Fund Complex refers to MGC only, which was managed by Deustche Asset Management Inc. during the year ended December 31, 2003.
     (2) These Directors did not oversee any other registered investment companies that were managed by Deustche Asset Management Inc. during the calendar year ended December 31, 2003.
     (3)   As of November 20, 2003, the Board accepted Mr. Wood's resignation.
     (4)   As of November 20, 2003, the Board accepted Mr. Naylor's resignation.

         Each Director attended at least seventy-five (75%) percent or more of the twelve (12) meetings of the Board of Directors (including regularly scheduled and special meetings) held during the period for which he was a Director.

         The Audit Committee

         During the fiscal year ended December 31, 2003, the Audit Committee was composed of all independent directors, as such term is defined in Section 2(a)(19) of the Investment Company Act and Section 303.01(B)(2)(a) of the NYSE Listing Standards. The current members of the Audit Committee are Messrs. Wilcox, Lenagh, Strauss and Bradshaw. The principal functions of the Audit Committee include, but are not limited to, (i) the oversight of the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) the oversight of the quality and integrity of the Fund's financial statements and the independent audit thereof; and (iii) the approval, prior to the engagement of, the Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent auditors. The Audit Committee convened four (4) times during the 2003 fiscal year. Each member attended at least seventy-five (75%) percent or more of the meetings held during the period for which he was a member. The Audit Committee Charter is attached hereto as Exhibit G.

         The Audit Committee currently does not have an Audit Committee Financial Expert, as such term is defined in Section 407 of the Sarbanes-Oxley Act of 2002. Rather, the Audit Committee members believe that each of their individual experiences provide the Audit Committee with sufficient experience and expertise to allow them to perform their duties as members of the Audit Committee.

         The Nominating Committee

         The Fund has a standing Nominating Committee which is comprised of Messrs. Wilcox, Lenagh and Strauss, all of whom are independent directors of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act and in Section 303.01(B)(2)(a) of the NYSE Listing Standards. The Nominating Committee currently does not have a written charter. The Nominating Committee was appointed to identify and select qualified individuals to become Board members. The Nominating Committee seeks candidates that have exhibited strong decision-making ability, substantial business experience, relevant knowledge of the mutual fund industry (including closed-end funds), skills or technological expertise and exemplary personal integrity and reputation. In addition, the Nominating Committee seeks candidates that have experience and knowledge involving all of the service providers of a registered investment company.

         The Nominating Committee will consider all nominees recommended by stockholders of the Fund, so long as stockholders send their recommendations in writing to the Secretary of the Fund in a manner consistent with the Fund's By-laws. Currently, the Fund's Bylaws provide that in order for a stockholder to nominate a candidate for election as a director at an annual meeting of stockholders or propose business for consideration at such meeting, notice must generally be given in writing to the Secretary of the Fund at the principal executive office of the Fund not later than the close of business on the 90th day nor earlier than the close of business on the 120th day prior to the first anniversary of the mailing of the notice for the preceding year's annual meeting. Accordingly, a stockholder nomination or proposal intended to be considered at the 2005 Annual Meeting must be received by the Secretary after the close of business on December 27, 2004, and prior to the close of business on January 26, 2005. Proposals should be mailed to the Fund, to the attention of the Fund's Secretary, c/o Bear Stearns Funds Management Inc., 383 Madison Avenue, 23rd Floor, New York, NY 10169. A copy of the Bylaws may be obtained from the Fund's Secretary by written request to the same address. In addition, if you wish to have your proposal considered for inclusion in the Fund's 2005 Proxy Statement, we must receive it on or before December 27, 2004.

         During the calendar year ended December 31, 2003, the Nominating Committee met two times. Each member attended at least seventy-five (75%) percent or more of the meetings held during the period for which he was a member. At the February 20, 2004 Nominating Committee Meeting, the Nominating Committee met and discussed the nomination of all of the Directors of the Fund for the 2004 Annual Meeting of Stockholders. Each of the nominees were recommended by non-interested directors.

         Code of Ethics

         In addition to the Code of Ethics required by Rule 17j-1 of the Investment Company Act, the Fund has adopted a written Code of Ethics for Principal Officers of the Fund, which imposes certain ethical standards on each of the principal executive officers of the Fund.

         Required Vote

         Directors are elected by a plurality of the votes cast by the holders of shares of common stock of the Fund present in person or represented by proxy at a meeting with a quorum present. For purposes of the election of Directors, abstentions and broker non-votes will be counted as shares present for quorum purposes and will be considered votes cast.

         THE BOARD OF DIRECTORS RECOMMENDS THAT THE STOCKHOLDERS VOTE "FOR" THE ELECTION OF MESSRS. BRADSHAW AND CLARK AS DIRECTORS OF THE FUND.

                             AUDIT COMMITTEE REPORT

         On February 20, 2004, the Audit Committee met with management to review and discuss the audited financial statements for the fiscal year ended December 31, 2003. The Audit Committee also conducted discussions with the Fund's independent auditors, Tait, Weller & Baker, regarding the matters required by the Statement on Auditing Standards No. 61. As required by Independence Standards Board Standard No. 1, "Independence discussion with Audit Committees", the Audit Committee discussed with and received the required written disclosures and confirming letter from Tait, Weller & baker regarding its independence and has discussed with Tait, Weller & Baker its independence. Based upon the review and discussions referred to above, the Audit committee recommended to the Board of Directors that the audited financial statements be included in the Fund's Annual Report to Stockholders on Form N-CSR for the year ended December 31, 2003.

         This Audit Committee Report shall not be deemed incorporated by reference in any document previously or subsequently filed with the Securities and Exchange Commission that incorporates by reference all or any portion of this proxy statement except to the extent that the Fund specifically requests that the report be specifically incorporated by reference.

         The Audit Committee of the Board of Directors has selected Tait, Weller & Baker to be employed as the Fund's independent certified public accountants to make the annual audit and to report on, as may be required, the financial statements which may be filed by the Fund with the Securities and Exchange Commission during the ensuing year.

                                                     AUDIT COMMITTEE

                                                     Glenn W. Wilcox, Sr.
                                                     Andrew A. Strauss
                                                     Ralph W. Bradshaw


                RELATIONSHIP WITH INDEPENDENT PUBLIC ACCOUNTANTS

         The Fund's independent public accountant for the calendar year ended December 31, 2003, was the firm of Tait, Weller & Baker. The Fund's independent auditor for the years prior to 2003 was KPMG, and KPMG had performed services on behalf of the Fund during the calendar year. The Audit Committee has selected Tait, Weller & Baker to be the Fund's independent auditor for 2004.

         A representative of Tait, Weller & Baker is not expected to be present at the Annual Meeting but will be available by telephone to respond to appropriate questions from Stockholders.

Principal Accountant Fees and Services

         Aggregate fees for professional services rendered for the Fund by Tait, Weller & Baker as of or for the years ended December 31, 2003 and 2002 were:

                                TWB                KPMG             KPMG
                               2003                2003             2002

Audit Fees                   $13,000                N/A           $25,500
Audit Related Fees            ------                N/A           -------
Tax Fees                     $ 2,000                N/A           -------
All Other fees                ------              $3,500          $ 3,500
Total                        $15,000              $3,500          $29,000
                             =======              ======          =======

         All of the services performed by the Fund's independent auditors, including audit related and non-audit related services, were pre-approved by the Audit Committee. The Audit Fees for the years ended December 31, 2003 and 2002, respectively, were for professional services rendered for the audits of the financial statements of the Fund, reviews, and issuance of consents, and assistance with review of documents filed with the SEC. Tax Fees for the years ended December 31, 2003 and 2002 were for services performed in connection with income tax services other than those directly related to the audit of the income tax accrual. The amount listed above for "All Other Fees," includes fees incurred related to accounting research and other special projects.

         The Audit Committee has considered and determined that the services provided by Tait, Weller & Baker are compatible with maintaining Tait, Weller & Baker's independence. The aggregate fees included in Audit fees are fees billed for the calendar years for the audit of the Fund's annual financial statements. The aggregate fees included in each of the other categories are fees billed in the calendar years. Of the time expended by the Fund's principal accountant to audit the Fund's financial statements for the calendar year ended December 31, 2003, less than 50% of such time involved work performed by persons other than the principal accountant's full-time, permanent employees.

         Section 16(a) Beneficial Ownership Reporting Compliance

         Section 16(a) of the Securities Exchange Act of 1934 (the "Exchange Act") and Section 30(h) of the 1940 Act in combination require the Fund's directors and officers, persons who own more than ten (10%) of the Fund's common stock, and the Fund's investment manager and its directors and officers, to file reports of ownership and changes in ownership with the SEC and the NYSE. The Fund is not aware of anything to the contrary indicating that the Fund's directors and officers, the Fund's investment manager and its directors and officers have complied with all applicable filing requirements during the year ended December 31, 2003.

                             ADDITIONAL INFORMATION

         The Proxy Statement/Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which the Funds have filed with the SEC, under the Securities Act and the Investment Company Act, to which reference is hereby made.

         Each Fund is subject to the informational requirements of the Exchange Act and in accordance therewith, file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by each Fund can be inspected and copied at the public reference facilities of the SEC in Washington, D.C. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20594, at prescribed rates.

Stockholder Communications with the Board

         Each Fund's Board of Directors has adopted a formal process by which stockholders may communicate with their respective Board. Stockholders who wish to communicate with a Board may do so by sending written communications addressed to the Board of Directors of the Fund, at c/o Bear Stearns Fund Management Inc., 383 Madison Avenue, New York, New York 10179. All communications will be compiled by the Secretary of the appropriate Fund and submitted to the Board or the individual Directors on a periodic basis.

         It is each Fund's policy that the Directors who are up for election at the Annual Meeting attend the Annual Meeting, either in person or via telephone. Not all of the nominees up for election at the 2003 Annual Meeting of Stockholders attended the 2003 Annual Meeting of Stockholders.

Other Matters to Come Before the Meeting.

         The Board of Directors of each Fund is not aware of any matters that will be presented for action at the Meetings other than the matters set forth herein. Should any other matters requiring a vote of stockholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in their discretion in the interest of the respective Fund. PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

         By Order of the Boards of Directors of Cornerstone Strategic Value Fund, Inc., Progressive Return Fund, Inc. and Investors First Fund, Inc.

                                    CORNERSTONE STRATEGIC VALUE FUND, INC.

                                    Ralph W. Bradshaw
                                    President


                                    PROGRESSIVE RETURN FUND, INC.


                                    Ralph W. Bradshaw
                                    President


                                    INVESTORS FIRST FUND, INC.

                                    William A. Clark
                                    President

                                                                       EXHIBIT A


                   MERGER AGREEMENT AND PLAN OF REORGANIZATION

         THIS MERGER AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of June, 2004, between Progressive Return Fund, Inc. (the "Target Fund" or "PGF"), a Maryland corporation and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and Cornerstone Strategic Value Fund, Inc. (the "Acquiring Fund" or "CLM"), a Maryland corporation and a registered investment company under the 1940 Act. CLM and PGF shall hereinafter be referred to as "Fund" or the "Funds."

         This agreement contemplates a tax-free merger transaction which qualifies for federal income tax purposes as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").


         NOW, THEREFORE, in consideration of the covenants and agreements hereinafter set forth, the Funds agree as follows:

1. DEFINITIONS


         Certain capitalized terms used in this Agreement are specifically defined herein.


2. BASIC TRANSACTION


         2.1. The Merger. On and subject to the terms and conditions of this Agreement, the Target Fund will merge with and into the Acquiring Fund (the "Merger") at the Effective Date (as defined in Section 2.3 below) in accordance with the Maryland General Corporation Law ("MGCL"). CLM shall be the surviving investment company and PGF shall cease to exist as a separate entity.


         Each share of PGF will be converted into shares of Common Stock of CLM in accordance with Section 5.01 below.

         2.2. Actions at Closing. At the closing of the transactions contemplated by this Agreement on the date thereof (the "Closing Date"), (i) PGF will deliver to CLM the various certificates and documents referred to in
Article 7 below, (ii) CLM will deliver to PGF the various certificates and documents referred to in Article 8 below, and (iii) PGF and CLM will jointly file with the State Department of Assessments and Taxation of Maryland (the "Department") articles of merger (the "Articles of Merger") and make all other filings or recordings required by Maryland law in connection with the Merger.

         2.3. Effect of Merger. Subject to the requisite approvals of the shareholders of the Funds, and to the other terms and conditions described herein, the Merger shall become effective at such time as the Articles of Merger are accepted for record by the Department or at such later time as is specified in the Articles of Merger (the "Effective Date") and the separate corporate existence of PGF shall cease. As promptly as practicable after the Merger, PGF shall delist its shares from the American Stock Exchange, LLC ("AMEX") and its registration under the 1940 Act shall be terminated. Any reporting responsibility of PGF is, and shall remain, the responsibility of PGF up to and including the Effective Date.


3. REPRESENTATIONS AND WARRANTIES OF PGF


         PGF represents and warrants to CLM that the statements contained in this Article 3 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. PGF represents and warrants to, and agrees with, CLM that:

         3.1. Organization. PGF is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the Department, and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.


         3.2. Registrations and Qualifications. PGF is duly registered under the 1940 Act as a closed-end, diversified management investment company (File No. 005-40528), and such registration has not been revoked or rescinded and is in full force and effect. PGF has elected and qualified for the special tax treatment afforded regulated investment companies ("RIC") under Sections 851-855 of the Code at all times since its inception. PGF is qualified as a foreign corporation in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on PGF.

         3.3. Regulatory Consents and Approvals. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PGF of the transactions contemplated herein, except (i) such as have been obtained or applied for under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act, (ii) such as may be required by state securities laws and
(iii) such as may be required under Maryland law for the acceptance for record of the Articles of Merger by the Department.

         3.4. Noncontravention. PGF is not, and the execution, delivery and performance of this Agreement by PGF will not result in, a violation of the laws of the State of Maryland or of the Articles of Incorporation or the By-laws of PGF, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which PGF is a party or by which it is bound, and the execution, delivery and performance of this Agreement by PGF will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PGF is a party or by which it is bound.


         3.5. Financial Statements. CLM has been furnished with PGF's Annual Report of Stockholders, as of December 31, 2003, said financial statements having been examined by Tait, Weller & Baker, independent public auditors. These financial statements are in accordance with generally accepted accounting principles applied on a consistent basis ("GAAP") and present fairly, in all material respects, the financial position of PGF as of such date in accordance with GAAP, and there are no known contingent liabilities of PGF required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.


         3.6. This Section has been left intentionally Blank.

         3.7. Qualification, Corporate Power, Authorization of Transaction. PGF has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and, subject to shareholder approval, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         3.8. Legal Compliance. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending (in which service of process has been received) or to its knowledge threatened against PGF or any properties or assets held by it. PGF knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         3.9. Material Contracts. There are no material contracts outstanding to which PGF is a party that have not been disclosed in the N-14 Registration Statement (as defined in Section 3.13 below) or will not be otherwise disclosed to CLM prior to the Effective Date.


         3.10. Undisclosed Liabilities. There has not been any material adverse change in PGF's financial condition, assets, liabilities or business and PGF has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet in accordance with GAAP other than those shown on PGF's statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company, and those incurred in connection with the Merger. Prior to the Effective Date, PGF will advise CLM in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this Section 3.10, a decline in net asset value per share of PGF due to declines in market values of securities in PGF's portfolio or the discharge of PGF liabilities will not constitute a material adverse change.


         3.11. Tax Filings.

                  (a) PGF has properly and timely filed all Tax Returns required to be filed by it, all of which were accurately prepared and completed in material compliance with all applicable laws. PGF has paid all Taxes required to be paid by it (whether or not shown on a Tax Return) or has properly reserved for any such Taxes which are not yet due and payable. No audit of PGF by any taxing authority has ever been conducted, is currently pending or, to the knowledge of PGF, is threatened. No notice of any proposed Tax audit, or of any Tax deficiency or adjustment, has been received by PGF, and there is no reasonable basis for any Tax deficiency or adjustment to be assessed against PGF. There are no agreements or waivers currently in effect that provide for an extension of time for the assessment of any Tax against PGF. PGF's Annual Report of Stockholders fully accrues all Taxes with respect to all periods through the dates thereof in accordance with GAAP. Since December 31, 2003, PGF has not incurred any liabilities for Taxes except in the ordinary course of business consistent with past practices. No proceeding with respect to Taxes is pending or has been threatened, and no claim has been or is likely to be asserted, against or with respect to PGF in respect of any Tax.

                  (b) PGF has disclosed to the Internal Revenue Service on the appropriate Tax Returns any Reportable Transaction in which PGF has participated. PGF has retained all documents and other records pertaining to any Reportable Transaction in which it has participated, including documents and other records listed in Treasury Regulation Section 1.6011-4(g) and any other documents or other records which are related to any Reportable Transaction in which it has participated but not listed in Treasury Regulation Section 1.6011-4(g). Reportable Transaction shall mean any transaction listed in Treasury Regulation Section 1.6011-4(b).

                  (c) For purposes of this Agreement, "Tax or Taxes" shall mean
(a) any foreign, federal, state or local income, earnings, profits, gross receipts, franchise, capital stock, net worth, sales, use, value added, occupancy, general property, real property, personal property, intangible property, transfer, excise, payroll, withholding, unemployment compensation, social security, retirement or other tax of any nature; (b) any foreign, federal, state or local organization fee, qualification fee, annual report fee, filing fee, occupation fee, assessment, or other fee or charge of any nature; or
(c) any deficiency, interest or penalty imposed with respect to any of the foregoing.


         (d) For purposes of this Agreement, "Tax Returns" shall mean all returns and reports, amended returns, information returns, statements, declarations, estimates, schedules, notices, notifications, forms, elections, certificates or other documents required to be filed or submitted to any government body with respect to the determination, assessment, collection or payment of any Tax or in connection with the administration, implementation or enforcement of, or compliance with, any Tax.

         3.12. Qualification under Subchapter M. For each taxable year of its operation (including the taxable year ending on the Effective Date), PGF has met the requirements of Subchapter M of the Code for qualification as a RIC and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net realized capital gain (as defined in the Code) that has accrued through the Effective Date.


         3.13. Form N-14. The registration statement to be filed by CLM on Form N-14 relating to CLM common stock to be issued pursuant to this Agreement, and any supplement or amendment thereto or to the documents therein, as amended (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meetings referred to in Article 6 of this Agreement and at the Effective Date, insofar as it relates to PGF (i) shall have complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this Section 3.13 shall only apply to statements in, or omissions from, the N-14 Registration Statement made in reliance upon and in conformity with information furnished by CLM for use in the N-14 Registration Statement.


         3.14. Capitalization.


         (a) All issued and outstanding shares of PGF (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the transfer agent as provided in
Section 6.7. PGF does not have outstanding any options, warrants or other rights to subscribe for or purchase any of PGF shares, nor is there outstanding any security convertible into, or exchangeable for, any of PGF shares.


         (b) PGF is authorized to issue 100,000,000 shares of stock, par value $0.001 per share, all of which are classified as common stock and each outstanding share is fully paid, non-assessable and has full voting rights.


         3.15. Books and Records. The books and records of PGF made available to CLM are substantially true and correct and contain no material misstatements or omissions with respect to the operations of PGF.


4. REPRESENTATIONS AND WARRANTIES OF CLM


         CLM represents and warrants to PGF that the statements contained in this Article 4 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. CLM represents and warrants to, and agrees with, PGF that:


         4.1. Organization. CLM is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the Department, and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.


         4.2. Registrations and Qualifications. CLM is duly registered under the 1940 Act as a closed-end, diversified management investment company (File No. 005-39655) and such registration has not been revoked or rescinded and is in full force and effect. CLM has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception. CLM is qualified as a foreign corporation in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on CLM.

         4.3. Regulatory Consents and Approvals. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by CLM of the transactions contemplated herein, except (i) such as have been obtained or applied for under the 1933 Act, the 1934 Act and the 1940 Act, (ii) such as may be required by state securities laws and (iii) such as may be required under Maryland law for the acceptance for record of the Articles of Merger by the Department.


         4.4. Noncontravention. CLM is not, and the execution, delivery and performance of this Agreement by CLM will not result, in violation of the laws of the State of Maryland or of the Articles of Incorporation or the By-laws of CLM, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which CLM is a party or by which it is bound, and the execution, delivery and performance of this Agreement by CLM will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CLM is a party or by which it is bound.

         4.5. Financial Statements. PGF has been furnished with CLM's Annual Report to Stockholders as of December 31, 2003, said financial statements having been examined by Tait, Weller & Baker, independent public auditors. These financial statements are in accordance with GAAP and present fairly, in all material respects, the financial position of CLM as of such date in accordance with GAAP, and there are no known contingent liabilities of CLM required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

         4.6. This Section has been intentionally left blank.


         4.7. Qualification, Corporate Power, Authorization of Transaction. CLM has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and, subject to shareholder approval, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


         4.8. Legal Compliance. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against CLM or any properties or assets held by it. CLM knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


         4.9. Material Contracts. There are no material contracts outstanding to which CLM is a party that have not been disclosed in the N-14 Registration Statement or will not be otherwise disclosed to PGF prior to the Effective Date.

         4.10. Undisclosed Liabilities. Since entering into this Agreement, there has not been any material adverse change in CLM's financial condition, assets, liabilities, or business and CLM has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet with GAAP other than those shown on CLM's statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since 1989, and those incurred in connection with the Merger. Prior to the Effective Date, CLM will advise PGF in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this Section 4.10, a decline in net asset value per share of CLM due to declines in market values of securities in CLM's portfolio or the discharge of CLM liabilities will not constitute a material adverse change.

         4.11. Tax Filings.

                  (a) CLM has properly and timely filed all Tax Returns required to be filed by it, all of which were accurately prepared and completed in material compliance with all applicable laws. CLM has paid all Taxes required to be paid by it (whether or not shown on a Tax Return) or has properly reserved for any such Taxes which are not yet due and payable. No audit of CLM by any taxing authority has ever been conducted, is currently pending or, to the knowledge of CLM, is threatened. No notice of any proposed Tax audit, or of any Tax deficiency or adjustment, has been received by CLM, and there is no reasonable basis for any Tax deficiency or adjustment to be assessed against CLM. There are no agreements or waivers currently in effect that provide for an extension of time for the assessment of any Tax against CLM. CLM's Annual Report of Stockholders fully accrues all Taxes with respect to all periods through the dates thereof in accordance with GAAP. Since December 31, 2003, CLM has not incurred any liabilities for Taxes except in the ordinary course of business consistent with past practices. No proceeding with respect to Taxes is pending or has been threatened, and no claim has been or is likely to be asserted, against or with respect to CLM in respect of any Tax.

                  (b) CLM has disclosed to the Internal Revenue Service on the appropriate Tax Returns any Reportable Transaction in which CLM has participated. CLM has retained all documents and other records pertaining to any Reportable Transaction in which it has participated, including documents and other records listed in Treasury Regulation Section 1.6011-4(g) and any other documents or other records which are related to any Reportable Transaction in which it has participated but not listed in Treasury Regulation Section 1.6011-4(g). Reportable Transaction shall mean any transaction listed in Treasury Regulation Section 1.6011-4(b).


         4.12. Qualification under Subchapter M. For each taxable year of its operation, CLM has met the requirements of Subchapter M of the Code for qualification as a RIC and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net realized capital gain (as defined in the Code) that has accrued through the Effective Date.


         4.13. Form N-14. The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meetings referred to in Section 6 of this Agreement and at the Effective Date, insofar as it relates to CLM (i) shall have complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this Section 4.13 shall not apply to statements in, or omissions from, the N-14 Registration Statement made in reliance upon and in conformity with information furnished by PGF for use in the N-14 Registration Statement.

         4.14. Capitalization.

         (a) All issued and outstanding shares of CLM (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the transfer agent. CLM does not have outstanding any options, warrants or other rights to subscribe for or purchase any of CLM shares, nor is there outstanding any security convertible into, or exchangeable for, any of CLM shares.

         (b) CLM is authorized to issue 25,000,000 shares of stock, par value $0.01 per share, all of which shares are classified as common stock and each outstanding share of which is fully paid, non-assessable and has full voting rights.

         4.15. Issuance of Stock.


         (a) The offer and sale of the shares to be issued pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.


         (b) At or prior to the Effective Date, CLM will have obtained any and all regulatory, director and shareholder approvals necessary to issue CLM common stock.


         4.16. Books and Records. The books and records of CLM made available to PGF are substantially true and correct and contain no material misstatements or omissions with respect to the operations of CLM.


5. CONVERSION TO CLM COMMON STOCK


         5.1. Conversion.

(a) Subject to the requisite approval of the shareholders of the Funds, and the other terms and conditions contained herein, at the Effective Date, each share of common stock of PGF will be converted into an equivalent dollar amount of full and, to the extent possible as defined in (b) below, fractional shares of CLM common stock, based on the relative net asset value per share of each Fund at the Valuation Time. The Valuation Time shall be at the close of business on the Business Day preceding the Effective Date or such other time on that day when net asset value of the respective Fund would be computed in accordance with the usual and customary practices of such Fund. A Business Day is a day on which the AMEX is open for trading. The Effective Date and the day preceding the Effective Date shall both be Business Days.

(b) Fractional shares of CLM will be issued to PGF stockholders that participate in PGF's Dividend Reinvestment Plan.

(c) PGF stockholders that do not participate in the PGF Dividend Reinvestment Plan will not receive fractional shares, rather, CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to PGF's stockholders in proportion to their fractional shares.


         5.2. Computation of Net Asset Value. The net asset value per share of each Fund shall be determined as of the Valuation Time, and no formula will be used to adjust the net asset value so determined of either of the Fund's to take into account differences in realized and unrealized gains and losses. The value of the assets of PGF to be transferred to CLM shall be determined by CLM pursuant to the principles and procedures consistently utilized by CLM in valuing its own assets and determining its own liabilities for purposes of the Merger, which principles and procedures are substantially similar to those employed by PGF when valuing its own assets and determining its own liabilities. Such valuation and determination shall be made by CLM in cooperation with PGF and shall be confirmed in writing by CLM to PGF. The net asset value per share of CLM common stock shall be determined in accordance with such procedures, and CLM shall certify the computations involved.


         5.3. Issuance of CLM Common Stock. CLM shall issue to the shareholders of PGF separate certificates or share deposit receipts for CLM common stock by delivering the certificates or share deposit receipts evidencing ownership of CLM common stock to American Stock Transfer & Trust Co., as the transfer agent and registrar for CLM common stock.

         5.4. Surrender of PGF Stock Certificates. With respect to any PGF shareholder holding certificates representing shares of the common stock of PGF as of the Effective Date, and subject to CLM being informed thereof in writing by PGF, CLM will not permit such shareholder to receive new certificates evidencing ownership of CLM common stock until such shareholder has surrendered his or her outstanding certificates evidencing ownership of the common stock of PGF or, in the event of lost certificates, posted adequate bond. PGF will request its shareholders to surrender their outstanding certificates representing certificates of the common stock of PGF or post adequate bond therefor. Dividends payable to holders of record of shares of CLM as of any date after the Effective Date and prior to the exchange of certificates by any shareholder of PGF shall be paid to such shareholder, without interest; however, such dividends shall not be paid unless and until such shareholder surrenders his or her stock certificates of PGF for exchange.

6. COVENANTS OF THE FUNDS

         6.1. Shareholders' Meetings.


         (a) Each Fund shall hold a meeting of its respective shareholders for the purpose of considering the Merger as described herein, which meeting has been called by each party for June 10, 2004, and any adjournments thereof.


         (b) Each Fund agrees to mail to each of its respective shareholders of record entitled to vote at the meeting of shareholders at which action is to be considered regarding the Merger, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement/Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.


         6.2. Operations in the Normal Course. Each Party covenants to operate its business in the ordinary course between the date hereof and the Effective Date, it being understood that such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and
(ii) in the case of PGF, preparing for its deregistration, except that the distribution of dividends pursuant to Sections 7.11 and 8.9 of this Agreement shall not be deemed to constitute a breach of the provisions of this Section 6.2.


         6.3. Articles of Merger. The Funds agree that, as soon as practicable after satisfaction of all conditions to the Merger, they will jointly file executed Articles of Merger with the Department and make all other filings or recordings required by Maryland law in connection with the Merger.


         6.4. Regulatory Filings.


         (a) PGF undertakes that, if the Merger is consummated, it will file, or cause its agents to file, an application pursuant to Section 8(f) of the 1940 Act for an order declaring that PGF has ceased to be a RIC.

         (b) CLM will file the N-14 Registration Statement with the SEC and will use its best efforts to ensure that the N-14 Registration Statement becomes effective as promptly as practicable. PGF agrees to cooperate fully with CLM, and will furnish to CLM the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities or blue sky laws.

         (c) This Section has been intentionally left blank.

         6.5. Preservation of Assets. CLM agrees that it has no plan or intention to sell or otherwise dispose of the assets of PGF to be acquired in the Merger, except for dispositions made in the ordinary course of business.


         6.6. [Intentionally omitted.]


         6.7. Shareholder List. Prior to the Effective Date, PGF shall have made arrangements with its transfer agent to deliver to CLM, a list of the names and addresses of all of the shareholders of record of PGF on the Effective Date and the number of shares of common stock of PGF owned by each such shareholder, certified by PGF's transfer agent or President to the best of their knowledge and belief.


         6.8. Delisting, Termination of Registration as an Investment Company. PGF agrees that the (i) delisting of the shares of PGF from the AMEX and (ii) termination of its registration as a RIC will be effected in accordance with applicable law as soon as practicable following the Effective Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF CLM

         The obligations of CLM hereunder shall be subject to the following conditions:


         7.1. Approval of Merger. This Agreement shall have been adopted by the affirmative vote of the holders of a majority of the shares of common stock of CLM issued and outstanding and entitled to vote thereon and the affirmative vote of the holders of a majority of the shares of common stock of PGF issued and outstanding and entitled to vote thereon; and PGF shall have delivered to CLM a copy of the resolutions approving this Agreement adopted by its Board of Directors and shareholders, certified by its secretary.


         7.2. Certificates and Statements by PGF.


         (a) PGF shall have furnished a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President (or any Vice President) and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since the Agreement was entered into, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.


         (b) PGF shall have furnished to CLM a certificate signed by its President (or any Vice President), dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (c) PGF shall have delivered to CLM a letter from Tait, Weller & Baker, dated the Effective Date, stating that such firm has performed a limited review of the income Tax Returns for the period ended December 31, 2003, and that based on such limited review, nothing came to their attention which caused them to believe that such income Tax Returns did not properly reflect, in all material respects, the income Taxes of PGF for the period covered thereby; and that for the period from December 31, 2003 to and including the Effective Date and for any taxable year ending upon the Effective Date, such firm has performed a limited review to ascertain the amount of such applicable Taxes and has determined that either such amount has been paid or reserves have been established for payment of such Taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the Taxes paid or reserves set aside for payment of such Taxes were not adequate in all material respects for the satisfaction of such Taxes for the period from December 31, 2003, to and including the Effective Date and for any taxable year ending upon the Effective Date or that PGF would not continue to qualify as a RIC for federal income tax purposes.

         7.3. Absence of Litigation. There shall be no material litigation pending with respect to the matters contemplated by this Agreement.


         7.4. Legal Opinions.

(a) CLM shall have received an opinion of Blank Rome LLP, as counsel to PGF, in form and substance reasonably satisfactory to CLM and dated the Effective Date.
         (b) CLM shall have received an opinion from Blank Rome LLP, as counsel to CLM, dated the Effective Date, to the effect that for federal income tax purposes the Merger will constitute a reorganization within the meaning of
Section 368(a) of the Code.

         7.5. Auditor's Consent and Certification. CLM shall have received from Tait, Weller & Baker a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Effective Date, in form and substance satisfactory to CLM, to the effect that
(i) they are independent public auditors with respect to PGF within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; and (ii) in their opinion, the financial statements and supplementary information of PGF included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.

         7.6. Liabilities. The assets or liabilities of PGF to be transferred to CLM shall not include any assets or liabilities which CLM, by reason of limitations in its Registration Statement or Articles of Incorporation, may not properly acquire or assume. CLM does not anticipate that there will be any such assets or liabilities but CLM will notify PGF if any do exist and will reimburse PGF for any reasonable transaction costs incurred by PGF for the liquidation of such assets and liabilities.


         7.7. Effectiveness of N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of CLM, contemplated by the SEC.


         7.8. Regulatory Filings.


         (a) This Section has been intentionally left blank.


         (b) This Section has been intentionally left blank.


         7.9. Administrative Rulings, Proceedings. The SEC shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Merger under Section 25(c) of the 1940 Act; no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of PGF or would prohibit the Merger.

         7.10. Satisfaction of Progressive Return Fund, Inc. All proceedings taken by PGF and its counsel in connection with the Merger and all documents incidental thereto shall be satisfactory in form and substance to CLM.

         7.11. Dividends. Prior to the Effective Date, PGF shall have declared and paid a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment company taxable income that has accrued through the Effective Date, if any (computed without regard to any deduction of dividends paid), and substantially all of its net capital gain, if any, realized through the Effective Date.

         7.12. Custodian's Certificate. PGF's custodian shall have delivered to CLM a certificate identifying all of the assets of PGF held or maintained by such custodian as of the Valuation Time.


         7.13. Books and Records. PGF's transfer agent shall have provided to CLM (i) the originals or true copies of all of the records of PGF in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of PGF outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.


8. CONDITIONS PRECEDENT TO THE OBLIGATIONS OF PGF


         The obligations of PGF hereunder shall be subject to the following conditions:


         8.1. Approval of Merger. This Agreement shall have been adopted, by the affirmative vote of the holders of a majority of the shares of common stock of PGF issued and outstanding and entitled to vote thereon and the affirmative vote of the holders of a majority of the shares of common stock of CLM issued and outstanding and entitled to vote thereon; and that CLM shall have delivered to PGF a copy of the resolutions approving this Agreement adopted by its Board of Directors and shareholders, certified by its secretary.


         8.2. Certificates and Statements by CLM.


         (a) CLM shall have furnished a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President (or any Vice President) and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since the Agreement was entered into, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.


         (b) CLM shall have furnished to PGF a certificate signed by its President (or any Vice President), dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.


         (c) CLM shall have delivered to PGF a letter from Tait, Weller & Baker, dated the Effective Date, stating that such firm has performed a limited review of the income Tax Returns for the period ended December 31, 2003, and that based on such limited review, nothing came to their attention which caused them to believe that such income Tax Returns did not properly reflect, in all material respects, the income Taxes of CLM for the period covered thereby; and that for the period from December 31, 2003 to and including the Effective Date, such firm has performed a limited review to ascertain the amount of such applicable Taxes, and has determined that either such amount has been paid or reserves established for payment of such Taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the Taxes paid or reserves set aside for payment of such Taxes were not adequate in all material respects for the satisfaction of Taxes for the period from December 31, 2003, to and including the Effective Date or that CLM would not continue to qualify as a RIC for federal income tax purposes.


         8.3. Absence of Litigation. There shall be no material litigation pending with respect to the matters contemplated by this Agreement.


         8.4. Legal Opinions.

(a) PGF shall have received an opinion from Blank Rome LLP, as counsel to CLM, in form and substance reasonably satisfactory to PGF and dated the Effective Date.

         (b) PGF shall have received an opinion from Blank Rome LLP dated the Effective Date, to the effect that for federal income tax purposes the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code.

         8.5. Auditor's Consent and Certification. PGF shall have received from Tait, Weller & Baker a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Effective Date, in form and substance satisfactory to PGF, to the effect that
(i) they are independent public auditors with respect to CLM within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; and (ii) in their opinion, the financial statements and supplementary information of CLM incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.

         8.6. Effectiveness of N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of PGF, contemplated by the SEC.

         8.7. Regulatory Filings.


         (a) This Section has been intentionally left blank.


         (b) The SEC shall not have issued an unfavorable advisory report under
Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Merger under Section 25(c) of the 1940 Act; no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of PGF or would prohibit the Merger.


         (c) CLM shall have received from any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.


         8.8. Satisfaction of PGF. All proceedings taken by CLM and its counsel in connection with the Merger and all documents incidental thereto shall be satisfactory in form and substance to PGF.


         8.9. Dividends. Prior to the Effective Date, CLM shall have declared and paid a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment company taxable income that has accrued through the Effective Date, if any (computed without regard to any deduction of dividends paid), and substantially all of its net capital gain, if any, realized through the Effective Date.


9. PAYMENT OF EXPENSES

         9.1. Allocation. All expenses incurred in connection with the Merger shall be allocated to the respective Fund which incurred the expense. Such expenses shall include, but not be limited to, all costs related to the preparation and distribution of the N-14 Registration Statement, proxy solicitation expenses, SEC registration fees, and NYSE listing fees. Neither of the Funds owes any broker's or finder's fees in connection with the transactions provided for herein.

10. COOPERATION FOLLOWING EFFECTIVE DATE


         In case at any time after the Effective Date any further action is necessary to carry out the purposes of this Agreement, each Fund will take such further action (including the execution and delivery of such further instruments and documents) as any other Party may reasonably request, all at the sole cost and expense of the requesting Party (unless the requesting Party is entitled to indemnification as described below). PGF acknowledges and agrees that from and after the Effective Date, CLM shall be entitled to possession of all documents, books, records, agreements and financial data of any sort pertaining to PGF.


11.      INDEMNIFICATION


         11.1. PGF. CLM agrees to indemnify and hold harmless PGF and each of PGF's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, PGF or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by CLM of any of its representations, warranties, covenants or agreements set forth in this Agreement.


         11.2. CLM. PGF agrees to indemnify and hold harmless CLM and each of CLM's directors and officers from and against any and all losses, claims, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, CLM or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by PGF of any of its representations, warranties, covenants or agreements set forth in this Agreement.


12. TERMINATION, POSTPONEMENT AND WAIVERS


         12.1. Termination.

         (a) Notwithstanding anything to the contrary in this Agreement, this Agreement may be terminated and the Merger abandoned at any time (whether before or after adoption by the shareholders of each Fund) prior to the Effective Date, or the Effective Date may be postponed by: (i) mutual agreement of the Funds' Board of Directors; (ii) the Board of Directors of CLM if any of the obligations of PGF set forth in this Agreement has not been fulfilled or waived by such Board or if PGF has made a material and intentional misrepresentation herein or in connection herewith; or (iii) the Board of Directors of PGF if any of the obligations of CLM set forth in this Agreement has not been fulfilled or waived by such Board or if CLM has made a material and intentional misrepresentation herein or in connection herewith.

         (b) If the transaction contemplated by this Agreement shall not have been consummated by July 30, 2004, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Directors of each Fund.


         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability hereunder on the part of either Fund or their directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.


         12.2. Waiver. At any time prior to the Effective Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of either PGF or CLM (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended in this Agreement to the shareholders of their respective fund, on behalf of which such action is taken.

         12.3. Expiration of Representations and Warranties.


         (a) The respective representations and warranties contained in Articles 3 and 4 of this Agreement shall expire with, and be terminated by, the consummation of the Merger, and neither Fund nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Effective Date. This provision shall not protect any officer, director, agent or shareholder of a Fund against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.


         (b) If any order or orders of the SEC with respect to this Agreement shall be issued prior to the Effective Date and shall impose any terms or conditions which are determined by action of the Boards of Directors of a Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of a Fund, unless such terms and conditions shall result in a change in the method of computing the number of shares of CLM common stock to be issued pursuant to this Agreement, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Fund prior to the meetings at which the Merger shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds call special meetings of shareholders at which such conditions so imposed shall be submitted for approval.


13.      MISCELLANEOUS


         13.1. Transfer Restriction. Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Merger is, to its knowledge, an affiliate of a party to the Merger pursuant to Rule 145(c), CLM will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:


         THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO PROGRESSIVE RETURN FUND, INC. (OR ITS STATUTORY SUCCESSOR) UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.


and, further, that stop transfer instructions will be issued to CLM's transfer agent with respect to such shares. PGF will provide CLM on the Effective Date with the name of any PGF Shareholder who is to the knowledge of PGF an affiliate of it on such date.


         13.2. Material Provisions. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each Fund, notwithstanding any investigation made by them or on their behalf.


         13.3. Notices. All notices, requests, demands, claims, and other communications hereunder will be in writing. Any notice, request, demand, claim or other communication hereunder shall be deemed duly given if (and then two business days after) it is sent by registered or certified mail, return receipt requested, postage prepaid, and addressed to the intended recipient as set forth below:

If to CLM:
                           Ralph Bradshaw, President
                           c/o Bear Stearns Funds Management Inc.
                           Cornerstone Strategic Value Fund, Inc.
                           383 Madison Avenue
                           New York, New York 10179

With copies to:
                           Thomas R. Westle, Esq.
                           Blank Rome LLP
                           405 Lexington Avenue, 24th Floor
                           New York, New York 10174

If to PGF:

                           Ralph Bradshaw, President
                           c/o Bear Stearns Funds Management Inc.
                           Progressive Return Fund, Inc.
                           383 Madison Avenue
                           New York, New York 10179

With copies to:
                           Thomas R. Westle, Esq.
                           Blank Rome LLP
                           405 Lexington Avenue, 24th Floor
                           New York, New York 10174

         Any Party may send any notice, request, demand, claim or other communication hereunder to the intended recipient at the address set forth above using any other means (including personal delivery, expedited courier, messenger service, telecopy, telex, ordinary mail, or electronic mail), but no such notice, request, demand, claim, or other communication shall be deemed to have been duly given unless and until it actually is received by the intended recipient. Any Party may change the address to which notices, requests, demands, claims and other communications hereunder are to be delivered by giving the other Fund notice in the manner herein set forth.

         13.4. Amendments. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of PGF and CLM; provided, however, that following the meeting of PGF and CLM shareholders to approve the Merger, no such amendment may have the effect of changing the provisions for determining the number of CLM shares to be issued to PGF shareholders under this Agreement to the detriment of such shareholders without their further approval.


         13.5. Headings. The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


         13.6. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.


         13.7. Enforceability. Any term or provision of this Agreement that is invalid or unenforceable in any situation in any jurisdiction shall not affect the validity or enforceability of the remaining terms and provisions hereof or the validity or enforceability of the offending term or provision in any other situation or in any other jurisdiction.


         13.8. Successors and Assigns. This Agreement shall bind and inure to the benefit of a Fund and its respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than a Fund and its shareholders of the Funds and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.9. Governing Law. This Agreement shall be governed by, and construed and enforced in accordance with the laws of the State of Maryland, without regard to its principles of conflicts of law.



         IN WITNESS WHEREOF, each Fund has caused this Agreement to be executed by its President.


                                    PROGRESSIVE RETURN FUND, INC.


                                    By:
                                    --------------------------------------
                                    Name:   Ralph W. Bradshaw
                                    Title:  President


                                    CORNERSTONE STRATEGIC VALUE FUND, INC.


                                    By:
                                    --------------------------------------
                                    Name:   Ralph W. Bradshaw
                                            Title:   President

                                                                       EXHIBIT B

                   MERGER AGREEMENT AND PLAN OF REORGANIZATION


         THIS MERGER AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of June, 2004, between Investors First Fund, Inc. (the "Target Fund" or "MGC"), a Maryland corporation and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and Cornerstone Strategic Value Fund, Inc. (the "Acquiring Fund" or "CLM"), a Maryland corporation and a registered investment company under the 1940 Act. CLM and MGC shall hereinafter be referred to as "Fund" or "Funds."

         This agreement contemplates a tax-free merger transaction which qualifies for federal income tax purposes as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").


         NOW, THEREFORE, in consideration of the covenants and agreements hereinafter set forth, the Funds agree as follows:


1. DEFINITIONS


         Certain capitalized terms used in this Agreement are specifically defined herein.


2. BASIC TRANSACTION


         2.1. The Merger. On and subject to the terms and conditions of this Agreement, the Target Fund will merge with and into the Acquiring Fund (the "Merger") at the Effective Date (as defined in Section 2.3 below) in accordance with the Maryland General Corporation Law ("MGCL"). CLM shall be the surviving investment company and MGC shall cease to exist as a separate entity.


         Each share of MGC will be converted into shares of Common Stock of CLM in accordance with Section 5.01 below.

         2.2. Actions at Closing. At the closing of the transactions contemplated by this Agreement on the date thereof (the "Closing Date"), (i) MGC will deliver to CLM the various certificates and documents referred to in
Article 7 below, (ii) CLM will deliver to MGC the various certificates and documents referred to in Article 8 below, and (iii) MGC and CLM will jointly file with the State Department of Assessments and Taxation of Maryland (the "Department") articles of merger (the "Articles of Merger") and make all other filings or recordings required by Maryland law in connection with the Merger.

         2.3. Effect of Merger. Subject to the requisite approvals of the shareholders of the Funds, and to the other terms and conditions described herein, the Merger shall become effective at such time as the Articles of Merger are accepted for record by the Department or at such later time as is specified in the Articles of Merger (the "Effective Date") and the separate corporate existence of MGC shall cease. As promptly as practicable after the Merger, MGC shall delist its shares from the New York Stock Exchange ("NYSE") and its registration under the 1940 Act shall be terminated. Any reporting responsibility of MGC is, and shall remain, the responsibility of MGC up to and including the Effective Date.

3. REPRESENTATIONS AND WARRANTIES OF MGC


         MGC represents and warrants to CLM that the statements contained in this Article 3 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. MGC represents and warrants to, and agrees with, CLM that:


         3.1. Organization. MGC is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the Department, and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.


         3.2. Registrations and Qualifications. MGC is duly registered under the 1940 Act as a closed-end, diversified management investment company (File No. 005-39284), and such registration has not been revoked or rescinded and is in full force and effect. MGC has elected and qualified for the special tax treatment afforded regulated investment companies ("RIC") under Sections 851-855 of the Code at all times since its inception. MGC is qualified as a foreign corporation in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on MGC.

         3.3. Regulatory Consents and Approvals. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MGC of the transactions contemplated herein, except (i) such as have been obtained or applied for under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act, (ii) such as may be required by state securities laws and
(iii) such as may be required under Maryland law for the acceptance for record of the Articles of Merger by the Department.

         3.4. Noncontravention. MGC is not, and the execution, delivery and performance of this Agreement by MGC will not result in, a violation of the laws of the State of Maryland or of the Articles of Incorporation or the By-laws of MGC, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which MGC is a party or by which it is bound, and the execution, delivery and performance of this Agreement by MGC will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MGC is a party or by which it is bound.


         3.5. Financial Statements. CLM has been furnished with MGC's Annual Report of Stockholders, as of December 31, 2003, said financial statements having been examined by Tait, Weller & Baker, independent public auditors. These financial statements are in accordance with generally accepted accounting principles applied on a consistent basis ("GAAP") and present fairly, in all material respects, the financial position of MGC as of such date in accordance with GAAP, and there are no known contingent liabilities of MGC required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.


         3.6. This Section has been left intentionally Blank.

         3.7. Qualification, Corporate Power, Authorization of Transaction. MGC has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and, subject to shareholder approval, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         3.8. Legal Compliance. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending (in which service of process has been received) or to its knowledge threatened against MGC or any properties or assets held by it. MGC knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


         3.9. Material Contracts. There are no material contracts outstanding to which MGC is a party that have not been disclosed in the N-14 Registration Statement (as defined in Section 3.13 below) or will not be otherwise disclosed to CLM prior to the Effective Date.


         3.10. Undisclosed Liabilities. There has not been any material adverse change in MGC's financial condition, assets, liabilities or business and MGC has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet in accordance with GAAP other than those shown on MGC's statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company, and those incurred in connection with the Merger. Prior to the Effective Date, MGC will advise CLM in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this Section 3.10, a decline in net asset value per share of MGC due to declines in market values of securities in MGC's portfolio or the discharge of MGC liabilities will not constitute a material adverse change.


         3.11. Tax Filings.

                  (a) MGC has properly and timely filed all Tax Returns required to be filed by it, all of which were accurately prepared and completed in material compliance with all applicable laws. MGC has paid all Taxes required to be paid by it (whether or not shown on a Tax Return) or has properly reserved for any such Taxes which are not yet due and payable. No audit of MGC by any taxing authority has ever been conducted, is currently pending or, to the knowledge of MGC, is threatened. No notice of any proposed Tax audit, or of any Tax deficiency or adjustment, has been received by MGC, and there is no reasonable basis for any Tax deficiency or adjustment to be assessed against MGC. There are no agreements or waivers currently in effect that provide for an extension of time for the assessment of any Tax against MGC. MGC's Annual Report of Stockholders fully accrues all Taxes with respect to all periods through the dates thereof in accordance with GAAP. Since December 31, 2003, MGC has not incurred any liabilities for Taxes except in the ordinary course of business consistent with past practices. No proceeding with respect to Taxes is pending or has been threatened, and no claim has been or is likely to be asserted, against or with respect to MGC in respect of any Tax.

                  (b) MGC has disclosed to the Internal Revenue Service on the appropriate Tax Returns any Reportable Transaction in which MGC has participated. MGC has retained all documents and other records pertaining to any Reportable Transaction in which it has participated, including documents and other records listed in Treasury Regulation Section 1.6011-4(g) and any other documents or other records which are related to any Reportable Transaction in which it has participated but not listed in Treasury Regulation Section 1.6011-4(g). Reportable Transaction shall mean any transaction listed in Treasury Regulation Section 1.6011-4(b).

                  (c) For purposes of this Agreement, "Tax or Taxes" shall mean
(a) any foreign, federal, state or local income, earnings, profits, gross receipts, franchise, capital stock, net worth, sales, use, value added, occupancy, general property, real property, personal property, intangible property, transfer, excise, payroll, withholding, unemployment compensation, social security, retirement or other tax of any nature; (b) any foreign, federal, state or local organization fee, qualification fee, annual report fee, filing fee, occupation fee, assessment, or other fee or charge of any nature; or
(c) any deficiency, interest or penalty imposed with respect to any of the foregoing.

         (d) For purposes of this Agreement, "Tax Returns" shall mean all returns and reports, amended returns, information returns, statements, declarations, estimates, schedules, notices, notifications, forms, elections, certificates or other documents required to be filed or submitted to any government body with respect to the determination, assessment, collection or payment of any Tax or in connection with the administration, implementation or enforcement of, or compliance with, any Tax.

         3.12. Qualification under Subchapter M. For each taxable year of its operation (including the taxable year ending on the Effective Date), MGC has met the requirements of Subchapter M of the Code for qualification as a RIC and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net realized capital gain (as defined in the Code) that has accrued through the Effective Date.

         3.13. Form N-14. The registration statement to be filed by CLM on Form N-14 relating to CLM common stock to be issued pursuant to this Agreement, and any supplement or amendment thereto or to the documents therein, as amended (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meetings referred to in Article 6 of this Agreement and at the Effective Date, insofar as it relates to MGC (i) shall have complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this Section 3.13 shall only apply to statements in, or omissions from, the N-14 Registration Statement made in reliance upon and in conformity with information furnished by CLM for use in the N-14 Registration Statement.


         3.14. Capitalization.


         (a) All issued and outstanding shares of MGC (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the transfer agent as provided in
Section 6.7. MGC does not have outstanding any options, warrants or other rights to subscribe for or purchase any of MGC shares, nor is there outstanding any security convertible into, or exchangeable for, any of MGC shares.


         (b) MGC is authorized to issue 150,000,000 shares of stock, par value $0.01 per share, all of which are classified as common stock and each outstanding share is fully paid, non-assessable and has full voting rights.

3.15. Books and Records. The books and records of MGC made available to CLM are substantially true and correct and contain no material misstatements or omissions with respect to the operations of MGC.

4. REPRESENTATIONS AND WARRANTIES OF CLM


         CLM represents and warrants to MGC that the statements contained in this Article 4 are correct and complete in all material respects as of the execution of this Agreement on the date hereof. CLM represents and warrants to, and agrees with, MGC that:


         4.1. Organization. CLM is a corporation duly organized, validly existing under the laws of the State of Maryland and is in good standing with the Department, and has the power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.

         4.2. Registrations and Qualifications. CLM is duly registered under the 1940 Act as a closed-end, diversified management investment company (File No. 005-39655) and such registration has not been revoked or rescinded and is in full force and effect. CLM has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception. CLM is qualified as a foreign corporation in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on CLM.


         4.3. Regulatory Consents and Approvals. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by CLM of the transactions contemplated herein, except (i) such as have been obtained or applied for under the 1933 Act, the 1934 Act and the 1940 Act, (ii) such as may be required by state securities laws and (iii) such as may be required under Maryland law for the acceptance for record of the Articles of Merger by the Department.


         4.4. Noncontravention. CLM is not, and the execution, delivery and performance of this Agreement by CLM will not result, in violation of the laws of the State of Maryland or of the Articles of Incorporation or the By-laws of CLM, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which CLM is a party or by which it is bound, and the execution, delivery and performance of this Agreement by CLM will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CLM is a party or by which it is bound.

         4.5. Financial Statements. MGC has been furnished with CLM's Annual Report to Stockholders as of December 31, 2003, said financial statements having been examined by Tait, Weller & Baker, independent public auditors. These financial statements are in accordance with GAAP and present fairly, in all material respects, the financial position of CLM as of such date in accordance with GAAP, and there are no known contingent liabilities of CLM required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

         4.6. This Section has been intentionally left blank.


         4.7. Qualification, Corporate Power, Authorization of Transaction. CLM has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and, subject to shareholder approval, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


         4.8. Legal Compliance. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against CLM or any properties or assets held by it. CLM knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


         4.9. Material Contracts. There are no material contracts outstanding to which CLM is a party that have not been disclosed in the N-14 Registration Statement or will not be otherwise disclosed to MGC prior to the Effective Date.

         4.10. Undisclosed Liabilities. Since entering into this Agreement, there has not been any material adverse change in CLM's financial condition, assets, liabilities, or business and CLM has no known liabilities of a material amount, contingent or otherwise, required to be disclosed in a balance sheet with GAAP other than those shown on CLM's statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since 1989, and those incurred in connection with the Merger. Prior to the Effective Date, CLM will advise MGC in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued. For purposes of this Section 4.10, a decline in net asset value per share of CLM due to declines in market values of securities in CLM's portfolio or the discharge of CLM liabilities will not constitute a material adverse change.

         4.11. Tax Filings.

                  (a) CLM has properly and timely filed all Tax Returns required to be filed by it, all of which were accurately prepared and completed in material compliance with all applicable laws. CLM has paid all Taxes required to be paid by it (whether or not shown on a Tax Return) or has properly reserved for any such Taxes which are not yet due and payable. No audit of CLM by any taxing authority has ever been conducted, is currently pending or, to the knowledge of CLM, is threatened. No notice of any proposed Tax audit, or of any Tax deficiency or adjustment, has been received by CLM, and there is no reasonable basis for any Tax deficiency or adjustment to be assessed against CLM. There are no agreements or waivers currently in effect that provide for an extension of time for the assessment of any Tax against CLM. CLM's Annual Report of Stockholders fully accrues all Taxes with respect to all periods through the dates thereof in accordance with GAAP. Since December 31, 2003, CLM has not incurred any liabilities for Taxes except in the ordinary course of business consistent with past practices. No proceeding with respect to Taxes is pending or has been threatened, and no claim has been or is likely to be asserted, against or with respect to CLM in respect of any Tax.


         (b) CLM has disclosed to the Internal Revenue Service on the appropriate Tax Returns any Reportable Transaction in which CLM has participated. CLM has retained all documents and other records pertaining to any Reportable Transaction in which it has participated, including documents and other records listed in Treasury Regulation Section 1.6011-4(g) and any other documents or other records which are related to any Reportable Transaction in which it has participated but not listed in Treasury Regulation Section 1.6011-4(g). Reportable Transaction shall mean any transaction listed in Treasury Regulation Section 1.6011-4(b).


         4.12. Qualification under Subchapter M. For each taxable year of its operation, CLM has met the requirements of Subchapter M of the Code for qualification as a RIC and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net realized capital gain (as defined in the Code) that has accrued through the Effective Date.


         4.13. Form N-14. The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meetings referred to in Section 6 of this Agreement and at the Effective Date, insofar as it relates to CLM (i) shall have complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this Section 4.13 shall not apply to statements in, or omissions from, the N-14 Registration Statement made in reliance upon and in conformity with information furnished by MGC for use in the N-14 Registration Statement.

         4.14. Capitalization.

         (a) All issued and outstanding shares of CLM (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Effective Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the transfer agent. CLM does not have outstanding any options, warrants or other rights to subscribe for or purchase any of CLM shares, nor is there outstanding any security convertible into, or exchangeable for, any of CLM shares.

         (b) CLM is authorized to issue 25,000,000 shares of stock, par value $0.01 per share, all of which are classified as common stock and each outstanding share is fully paid, non-assessable and has full voting rights.


         4.15. Issuance of Stock.


         (a) The offer and sale of the shares to be issued pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         (b) At or prior to the Effective Date, CLM will have obtained any and all regulatory, director and shareholder approvals necessary to issue CLM common stock.


         4.16. Books and Records. The books and records of CLM made available to MGC are substantially true and correct and contain no material misstatements or omissions with respect to the operations of CLM.


5. CONVERSION TO CLM COMMON STOCK

5.1. Conversion.

(a) Subject to the requisite approval of the Funds' shareholders, and the other terms and conditions contained herein, at the Effective Date, each share of common stock of MGC will be converted into an equivalent dollar amount of full and, to the extent possible as defined in (b) below, fractional shares of CLM common stock, based on the relative net asset value per share of each Fund at the Valuation Time. The Valuation Time shall be at the close of business on the Business Day preceding the Effective Date or such other time on that day when net asset value of the respective Fund would be computed in accordance with the usual and customary practices of such Fund. A Business Day is a day on which the American Stock Exchange, LLC ("AMEX") is open for trading. The Effective Date and the day preceding the Effective Date shall both be Business Days.

(b) Fractional shares of CLM will be issued to MGC stockholders that participate in MGC's Dividend Reinvestment Plan.

(c) MGC stockholders that do not participate in the MGC Dividend Reinvestment Plan will not receive fractional shares, rather, CLM's transfer agent will aggregate all fractional shares, sell the resulting full shares on the AMEX at the then current market price and remit the proceeds to MGC's stockholders in proportion to their fractional shares.


         5.2. Computation of Net Asset Value. The net asset value per share of the Funds shall be determined as of the Valuation Time, and no formula will be used to adjust the net asset value so determined of either Fund to take into account differences in realized and unrealized gains and losses. The value of the assets of MGC to be transferred to CLM shall be determined by CLM pursuant to the principles and procedures consistently utilized by CLM in valuing its own assets and determining its own liabilities for purposes of the Merger, which principles and procedures are substantially similar to those employed by MGC when valuing its own assets and determining its own liabilities. Such valuation and determination shall be made by CLM in cooperation with MGC and shall be confirmed in writing by CLM to MGC. The net asset value per share of CLM common stock shall be determined in accordance with such procedures, and CLM shall certify the computations involved.

         5.3. Issuance of CLM Common Stock. CLM shall issue to the shareholders of MGC separate certificates or share deposit receipts for CLM common stock by delivering the certificates or share deposit receipts evidencing ownership of CLM common stock to American Stock Transfer & Trust Co., as the transfer agent and registrar for CLM common stock.


         5.4. Surrender of MGC Stock Certificates. With respect to any MGC shareholder holding certificates representing shares of the common stock of MGC as of the Effective Date, and subject to CLM being informed thereof in writing by MGC, CLM will not permit such shareholder to receive new certificates evidencing ownership of CLM common stock until such shareholder has surrendered his or her outstanding certificates evidencing ownership of the common stock of MGC or, in the event of lost certificates, posted adequate bond. MGC will request its shareholders to surrender their outstanding certificates representing certificates of the common stock of MGC or post adequate bond therefor. Dividends payable to holders of record of shares of CLM as of any date after the Effective Date and prior to the exchange of certificates by any shareholder of MGC shall be paid to such shareholder, without interest; however, such dividends shall not be paid unless and until such shareholder surrenders his or her stock certificates of MGC for exchange.

6. COVENANTS OF THE FUNDS

         6.1. Shareholders' Meetings.


         (a) Each Fund shall hold a meeting of its respective shareholders for the purpose of considering the Merger as described herein, which meeting has been called by each party for June 10, 2004, and any adjournments thereof.


         (b) Each Fund agrees to mail to each of its respective shareholders of record entitled to vote at the meeting of shareholders at which action is to be considered regarding the Merger, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement/Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.


         6.2. Operations in the Normal Course. Each Party covenants to operate its business in the ordinary course between the date hereof and the Effective Date, it being understood that such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and
(ii) in the case of MGC, preparing for its deregistration, except that the distribution of dividends pursuant to Sections 7.11 and 8.9 of this Agreement shall not be deemed to constitute a breach of the provisions of this Section 6.2.


         6.3. Articles of Merger. The Funds' agree that, as soon as practicable after satisfaction of all conditions to the Merger, they will jointly file executed Articles of Merger with the Department and make all other filings or recordings required by Maryland law in connection with the Merger.


         6.4. Regulatory Filings.


         (a) MGC undertakes that, if the Merger is consummated, it will file, or cause its agents to file, an application pursuant to Section 8(f) of the 1940 Act for an order declaring that MGC has ceased to be a RIC.


         (b) CLM will file the N-14 Registration Statement with the SEC and will use its best efforts to ensure that the N-14 Registration Statement becomes effective as promptly as practicable. MGC agrees to cooperate fully with CLM, and will furnish to CLM the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities or blue sky laws.

         (c) This Section has been intentionally left blank.

         6.5. Preservation of Assets. CLM agrees that it has no plan or intention to sell or otherwise dispose of the assets of MGC to be acquired in the Merger, except for dispositions made in the ordinary course of business.


         6.6. [Intentionally omitted.]


         6.7. Shareholder List. Prior to the Effective Date, MGC shall have made arrangements with its transfer agent to deliver to CLM, a list of the names and addresses of all of the shareholders of record of MGC on the Effective Date and the number of shares of common stock of MGC owned by each such shareholder, certified by MGC's transfer agent or President to the best of their knowledge and belief.


         6.8. Delisting, Termination of Registration as an Investment Company. MGC agrees that the (i) delisting of the shares of MGC from the NYSE and (ii) termination of its registration as a RIC will be effected in accordance with applicable law as soon as practicable following the Effective Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF CLM

         The obligations of CLM hereunder shall be subject to the following conditions:


         7.1. Approval of Merger. This Agreement shall have been adopted by the affirmative vote of the holders of a majority of the shares of common stock of CLM issued and outstanding and entitled to vote thereon and the affirmative vote of the holders of a majority of the shares of common stock of MGC issued and outstanding and entitled to vote thereon; and MGC shall have delivered to CLM a copy of the resolutions approving this Agreement adopted by its Board of Directors and shareholders, certified by its secretary.


         7.2. Certificates and Statements by MGC.


         (a) MGC shall have furnished a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President (or any Vice President) and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since the Agreement was entered into, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.


         (b) MGC shall have furnished to CLM a certificate signed by its President (or any Vice President), dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (c) MGC shall have delivered to CLM a letter from Tait, Weller & Baker, dated the Effective Date, stating that such firm has performed a limited review of the income Tax Returns for the period ended December 31, 2003, and that based on such limited review, nothing came to their attention which caused them to believe that such income Tax Returns did not properly reflect, in all material respects, the income Taxes of MGC for the period covered thereby; and that for the period from December 31, 2003 to and including the Effective Date and for any taxable year ending upon the Effective Date, such firm has performed a limited review to ascertain the amount of such applicable Taxes and has determined that either such amount has been paid or reserves have been established for payment of such Taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the Taxes paid or reserves set aside for payment of such Taxes were not adequate in all material respects for the satisfaction of such Taxes for the period from December 31, 2003, to and including the Effective Date and for any taxable year ending upon the Effective Date or that MGC would not continue to qualify as a RIC for federal income tax purposes.

         7.3. Absence of Litigation. There shall be no material litigation pending with respect to the matters contemplated by this Agreement.


         7.4. Legal Opinions.

         (a) CLM shall have received an opinion from Blank Rome LLP, as counsel to MGC, in form and substance reasonably satisfactory to CLM and dated the Effective Date.

         (b) CLM shall have received an opinion from Blank Rome LLP, as counsel to CLM, dated the Effective Date, to the effect that for federal income tax purposes the Merger will constitute a reorganization within the meaning of
Section 368(a) of the Code.

         7.5. Auditor's Consent and Certification. CLM shall have received from Tait, Weller & Baker a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Effective Date, in form and substance satisfactory to CLM, to the effect that
(i) they are independent public auditors with respect to MGC within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; and (ii) in their opinion, the financial statements and supplementary information of MGC included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.

         7.6. Liabilities. The assets or liabilities of MGC to be transferred to CLM shall not include any assets or liabilities which CLM, by reason of limitations in its Registration Statement or Articles of Incorporation, may not properly acquire or assume. CLM does not anticipate that there will be any such assets or liabilities but CLM will notify MGC if any do exist and will reimburse MGC for any reasonable transaction costs incurred by MGC for the liquidation of such assets and liabilities.


         7.7. Effectiveness of N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of CLM, contemplated by the SEC.


         7.8. Regulatory Filings.


         (a) This Section has been intentionally left blank.


         (b) This Section has been intentionally left blank.


         7.9. Administrative Rulings, Proceedings. The SEC shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Merger under Section 25(c) of the 1940 Act; no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of MGC or would prohibit the Merger.

         7.10. Satisfaction of Progressive Return Fund, Inc. All proceedings taken by MGC and its counsel in connection with the Merger and all documents incidental thereto shall be satisfactory in form and substance to CLM.

         7.11. Dividends. Prior to the Effective Date, MGC shall have declared and paid a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment company taxable income that has accrued through the Effective Date, if any (computed without regard to any deduction of dividends paid), and substantially all of its net capital gain, if any, realized through the Effective Date.


         7.12. Custodian's Certificate. MGC's custodian shall have delivered to CLM a certificate identifying all of the assets of MGC held or maintained by such custodian as of the Valuation Time.


         7.13. Books and Records. MGC's transfer agent shall have provided to CLM (i) the originals or true copies of all of the records of MGC in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of MGC outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.


8. CONDITIONS PRECEDENT TO THE OBLIGATIONS OF MGC


         The obligations of MGC hereunder shall be subject to the following conditions:


         8.1. Approval of Merger. This Agreement shall have been adopted, by the affirmative vote of the holders of a majority of the shares of common stock of MGC issued and outstanding and entitled to vote thereon and the affirmative vote of the holders of a majority of the shares of common stock of CLM issued and outstanding and entitled to vote thereon; and that CLM shall have delivered to MGC a copy of the resolutions approving this Agreement adopted by its Board of Directors and shareholders, certified by its secretary.


         8.2. Certificates and Statements by CLM.


         (a) CLM shall have furnished a statement of assets, liabilities and capital, together with a schedule of investments with their respective dates of acquisition and tax costs, certified on its behalf by its President (or any Vice President) and its Treasurer, and a certificate executed by both such officers, dated the Effective Date, certifying that there has been no material adverse change in its financial position since the Agreement was entered into, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.


         (b) CLM shall have furnished to MGC a certificate signed by its President (or any Vice President), dated the Effective Date, certifying that as of the Effective Date, all representations and warranties made in this Agreement are true and correct in all material respects as if made at and as of such date and each has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.


         (c) CLM shall have delivered to MGC a letter from Tait, Weller & Baker, dated the Effective Date, stating that such firm has performed a limited review of the income Tax Returns for the period ended December 31, 2003, and that based on such limited review, nothing came to their attention which caused them to believe that such income Tax Returns did not properly reflect, in all material respects, the income Taxes of CLM for the period covered thereby; and that for the period from December 31, 2003 to and including the Effective Date, such firm has performed a limited review to ascertain the amount of such applicable Taxes, and has determined that either such amount has been paid or reserves established for payment of such Taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the Taxes paid or reserves set aside for payment of such Taxes were not adequate in all material respects for the satisfaction of Taxes for the period from December 31, 2003, to and including the Effective Date or that CLM would not continue to qualify as a RIC for federal income tax purposes.


         8.3. Absence of Litigation. There shall be no material litigation pending with respect to the matters contemplated by this Agreement.

         8.4. Legal Opinions.

         (a) MGC shall have received an opinion from Blank Rome LLP, as counsel to CLM, in form and substance reasonably satisfactory to MGC and dated the Effective Date.

         (b) MGC shall have received an opinion from Blank Rome LLP dated the Effective Date, to the effect that for federal income tax purposes the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code.

         8.5. Auditor's Consent and Certification. MGC shall have received from Tait, Weller & Baker a letter dated as of the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Effective Date, in form and substance satisfactory to MGC, to the effect that
(i) they are independent public auditors with respect to CLM within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; and (ii) in their opinion, the financial statements and supplementary information of CLM incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.

         8.6. Effectiveness of N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of MGC, contemplated by the SEC.

         8.7. Regulatory Filings.


         (a) This Section has been intentionally left blank.


         (b) The SEC shall not have issued an unfavorable advisory report under
Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Merger under Section 25(c) of the 1940 Act; no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of MGC or would prohibit the Merger.


         (c) CLM shall have received from any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.


         8.8. Satisfaction of MGC. All proceedings taken by CLM and its counsel in connection with the Merger and all documents incidental thereto shall be satisfactory in form and substance to MGC.


         8.9. Dividends. Prior to the Effective Date, CLM shall have declared and paid a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment company taxable income that has accrued through the Effective Date, if any (computed without regard to any deduction of dividends paid), and substantially all of its net capital gain, if any, realized through the Effective Date.


9. PAYMENT OF EXPENSES

         9.1. Allocation. All expenses incurred in connection with the Merger shall be allocated to the each Fund that incurred the expense. Such expenses shall include, but not be limited to, all costs related to the preparation and distribution of the N-14 Registration Statement, proxy solicitation expenses, SEC registration fees, and NYSE listing fees. Neither of the Funds owe any broker's or finder's fees in connection with the transactions provided for herein.

10. COOPERATION FOLLOWING EFFECTIVE DATE


         In case at any time after the Effective Date any further action is necessary to carry out the purposes of this Agreement, each Funds will take such further action (including the execution and delivery of such further instruments and documents) as any other Party may reasonably request, all at the sole cost and expense of the requesting Party (unless the requesting Party is entitled to indemnification as described below). MGC acknowledges and agrees that from and after the Effective Date, CLM shall be entitled to possession of all documents, books, records, agreements and financial data of any sort pertaining to MGC.


11. INDEMNIFICATION


         11.1. MGC. CLM agrees to indemnify and hold harmless MGC and each of MGC's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, MGC or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by CLM of any of its representations, warranties, covenants or agreements set forth in this Agreement.


         11.2. CLM. MGC agrees to indemnify and hold harmless CLM and each of CLM's directors and officers from and against any and all losses, claims, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, CLM or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by MGC of any of its representations, warranties, covenants or agreements set forth in this Agreement.


12. TERMINATION, POSTPONEMENT AND WAIVERS


         12.1. Termination.

         (a) Notwithstanding anything to the contrary in this Agreement, this Agreement may be terminated and the Merger abandoned at any time (whether before or after adoption by the shareholders of each Fund) prior to the Effective Date, or the Effective Date may be postponed by: (i) mutual agreement of the Funds' Board of Directors; (ii) the Board of Directors of CLM if any of the obligations of MGC set forth in this Agreement has not been fulfilled or waived by such Board or if MGC has made a material and intentional misrepresentation herein or in connection herewith; or (iii) the Board of Directors of MGC if any of the obligations of CLM set forth in this Agreement has not been fulfilled or waived by such Board or if CLM has made a material and intentional misrepresentation herein or in connection herewith.

         (b) If the transaction contemplated by this Agreement shall not have been consummated by July 30, 2004, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Directors of each Fund.


         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability hereunder on the part of either Fund or its directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.


         12.2. Waiver. At any time prior to the Effective Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of either MGC or CLM (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended in this Agreement to the shareholders of their respective fund, on behalf of which such action is taken.

         12.3. Expiration of Representations and Warranties.


         (a) The respective representations and warranties contained in Articles 3 and 4 of this Agreement shall expire with, and be terminated by, the consummation of the Merger, and neither Fund nor any of its officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Effective Date. This provision shall not protect any Fund's officer, director, agent or shareholder against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (b) If any order or orders of the SEC with respect to this Agreement shall be issued prior to the Effective Date and shall impose any terms or conditions which are determined by action of the Fund's Boards of Directors to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders, unless such terms and conditions shall result in a change in the method of computing the number of shares of CLM common stock to be issued pursuant to this Agreement, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders prior to the meetings at which the Merger shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds call special meetings of shareholders at which such conditions so imposed shall be submitted for approval.

13. MISCELLANEOUS


         13.1. Transfer Restriction. Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Merger is, to its knowledge, an affiliate of a party to the Merger pursuant to Rule 145(c), CLM will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:


         THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO PROGRESSIVE RETURN FUND, INC. (OR ITS STATUTORY SUCCESSOR) UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.


and, further, that stop transfer instructions will be issued to CLM's transfer agent with respect to such shares. MGC will provide CLM on the Effective Date with the name of any MGC Shareholder who is to the knowledge of MGC an affiliate of it on such date.


         13.2. Material Provisions. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each Fund, notwithstanding any investigation made by them or on their behalf.


         13.3. Notices. All notices, requests, demands, claims, and other communications hereunder will be in writing. Any notice, request, demand, claim or other communication hereunder shall be deemed duly given if (and then two business days after) it is sent by registered or certified mail, return receipt requested, postage prepaid, and addressed to the intended recipient as set forth below:

If to MGC:
                           William A. Clark, President
                           c/o Bear Stearns Funds Management Inc.
                           Investors First Fund, Inc.
                           383 Madison Avenue
                           New York, New York 10179

With copies to:
                           Thomas R. Westle, Esq.
                           Blank Rome LLP
                           405 Lexington Avenue, 24th Floor
                           New York, New York 10174

If to CLM:

                           Ralph Bradshaw, President
                           c/o Bear Stearns Funds Management Inc.
                           Progressive Return Fund, Inc.
                           383 Madison Avenue
                           New York, New York 10179

With copies to:
                           Thomas R. Westle, Esq.
                           Blank Rome LLP
                           405 Lexington Avenue, 24th Floor
                           New York, New York 10174

         Any Party may send any notice, request, demand, claim or other communication hereunder to the intended recipient at the address set forth above using any other means (including personal delivery, expedited courier, messenger service, telecopy, telex, ordinary mail, or electronic mail), but no such notice, request, demand, claim, or other communication shall be deemed to have been duly given unless and until it actually is received by the intended recipient. Any Party may change the address to which notices, requests, demands, claims and other communications hereunder are to be delivered by giving the other Fund notice in the manner herein set forth.

         13.4. Amendments. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of MGC and CLM; provided, however, that following the meeting of MGC and CLM shareholders to approve the Merger, no such amendment may have the effect of changing the provisions for determining the number of CLM shares to be issued to MGC shareholders under this Agreement to the detriment of such shareholders without their further approval.


         13.5. Headings. The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


         13.6. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.


         13.7. Enforceability. Any term or provision of this Agreement that is invalid or unenforceable in any situation in any jurisdiction shall not affect the validity or enforceability of the remaining terms and provisions hereof or the validity or enforceability of the offending term or provision in any other situation or in any other jurisdiction.


         13.8. Successors and Assigns. This Agreement shall bind and inure to the benefit of a Fund hereto and its successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the Funds shareholders and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.9. Governing Law. This Agreement shall be governed by, and construed and enforced in accordance with the laws of the State of Maryland, without regard to its principles of conflicts of law.

         IN WITNESS WHEREOF, each Fund has caused this Agreement to be executed by its President.


                                    INVESTORS FIRST FUND, INC.


                                    By:
                                    --------------------------------------
                                    Name:   William A. Clark
                                    Title:  President


                                    CORNERSTONE STRATEGIC VALUE FUND, INC.


                                    By:
                                    --------------------------------------
                                    Name:   Ralph W. Bradshaw
                                            Title:   President

                                                                      EXHIBIT C1
                               FORM OF PROXY CARD

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

                  The undersigned stockholder of Cornerstone Strategic Value Fund, Inc. (the "Fund") hereby constitutes and appoints Messrs. Ralph W. Bradshaw, Thomas R. Westle and Frank J. Maresca, or any of them, the action of a majority of them voting to be controlling, as proxy of the undersigned, with full power of substitution, to vote all shares of common stock of the Fund standing in his or her name on the books of the Fund at the Annual Meeting of Stockholders of the Fund to be held on Thursday, June 10, 2004 at 10:30 a.m., New York time, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, 13th Floor, Conference Room 301, New York, New York 10179, or at any adjournment thereof, with all the powers which the undersigned would possess if personally present, as designated on the reverse hereof.

         The undersigned hereby revokes any proxy previously given and instructs the said proxies to vote in accordance with the aforementioned instructions with respect to (1) the merger of Progressive Return Fund, Inc. with and into the Fund; (2) the merger of Investors First Fund, Inc. with and into the Fund; (3) the approval of the amendment to the Articles of Incorporation increasing the amount of authorized shares; (4) the election of Messrs. Strauss and Wilcox, Sr. as Class III Directors and Mr. Clark as a Class II Director; and (5) the consideration and vote of such other matters as may properly come before the Annual Meeting of Stockholders or any adjournment thereof.

         IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF PROPOSALS 1, 2, 3, AND 4. ANY AND ALL OTHER PROPOSALS WILL BE VOTED BY THE PROXYHOLDERS IN THE BEST INTERESTS OF STOCKHOLDERS AS DETERMINED BY THE SOLE JUDGMENT OF THE PROXYHOLDERS AT THE TIME OF THE MEETING.


--------------------------------------------------------------------------------


     THIS PROXY IS SOLICITED ON BEHALF OF CORNERSTONE STRATEGIC VALUE FUND, INC.'S BOARD OF DIRECTORS FOR THE ANNUAL MEETING OF STOCKHOLDERS TO BE HELD ON

                                  June 10, 2004

                    (To be dated and signed on reverse side)


                                      C1-1

Please mark boxes / / or /X/ in blue or black ink.

Please mark your votes as in this example:

 --------
    X
 --------

--------------------------------------------------------------------------------
1. To approve the proposed merger of Progressive Return Fund, Inc. with and into the Fund:

                                 FOR        AGAINST       ABSTAIN



2. To approve the proposed merger of Investors First Fund, Inc. with and into the Fund:

                                  FOR       AGAINST        ABSTAIN



3. To approve the Amendment of the Articles of Incorporation increasing the amount of authorized shares of common stock.

                                  FOR       AGAINST        ABSTAIN



4. To approve the election of Messrs. Andy A. Strauss, Glenn W. Wilcox, Sr. as Class III Directors and Mr. William A. Clark as a Class II Director of the Fund.

                                          FOR       WITHHOLD



         FOR, except vote withheld from the following nominee(s):
-----------------------------------------------.


5. In their discretion, the proxies are authorized to vote upon such business as may properly come before the meeting.


    THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR ALL OF THE PROPOSALS.



                                      C1-2

This proxy, when properly executed, will be voted in the manner directed herein by the stockholder.

Your proxy is important to assure a quorum at the Annual Meeting of Stockholders whether or not you plan to attend the meeting in person. You may revoke this proxy at anytime, and the giving of it will not effect your right to attend the Annual Meeting of Stockholders and vote in person.

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

Signature(s)____________________________    Date___________________

NOTE: Please sign exactly as name appears. When shares are held as joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.










                                      C1-3

                                                                     EXHIBIT C-2

                               FORM OF PROXY CARD

                          PROGRESSIVE RETURN FUND, INC.

                  The undersigned stockholder of Progressive Return Fund, Inc. (the "Fund") hereby constitutes and appoints Messrs. Ralph W. Bradshaw, Thomas
R. Westle and Frank J. Maresca, or any of them, the action of a majority of them voting to be controlling, as proxy of the undersigned, with full power of substitution, to vote all shares of common stock of the Fund standing in his or her name on the books of the Fund at the Annual Meeting of Stockholders of the Fund to be held on Thursday, June 10, 2004 at 10:00 a.m., New York time, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, 13th Floor, Conference Room 301, New York, New York 10179, or at any adjournment thereof, with all the powers which the undersigned would possess if personally present, as designated on the reverse hereof.

         The undersigned hereby revokes any proxy previously given and instructs the said proxies to vote in accordance with the aforementioned instructions with respect to (1) the merger of the Fund with and into Cornerstone Strategic Value Fund, Inc.; (2) the election of Messrs. Lenagh and Strauss as Class I Directors and Mr. Clark as a Class III Director; and (3) the consideration and vote of such other matters as may properly come before the Annual Meeting of Stockholders or any adjournment thereof.

         IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF PROPOSALS 1, 2 AND 3. ANY AND ALL OTHER PROPOSALS WILL BE VOTED BY THE PROXYHOLDERS IN THE BEST INTERESTS OF STOCKHOLDERS AS DETERMINED BY THE SOLE JUDGMENT OF THE PROXYHOLDERS AT THE TIME OF THE MEETING.


--------------------------------------------------------------------------------


 THIS PROXY IS SOLICITED ON BEHALF OF PROGRESSIVE RETURN FUND, INC.'S BOARD OF
         DIRECTORS FOR THE ANNUAL MEETING OF STOCKHOLDERS TO BE HELD ON

                                  June 10, 2004

                    (To be dated and signed on reverse side)




                                      C2-1

Please mark boxes / / or /X/ in blue or black ink.

Please mark your votes as in this example:

 -----
   X
 -----

--------------------------------------------------------------------------------
1. To approve the proposed merger of the Fund with and into the Cornerstone Strategic Value Fund, Inc.:

                                  FOR      AGAINST     ABSTAIN


2. To approve the election of Messrs. Thomas H. Lenagh and Andy A. Strauss as Class I Directors and Mr. William A. Clark as a Class III Director.

                                    FOR              WITHHOLD


         FOR, except vote withheld from the following nominee(s):

-----------------------------------------------.


3. In their discretion, the proxies are authorized to vote upon such business as may properly come before the meeting.


THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR ALL OF THE PROPOSALS.






                                      C2-2

This proxy, when properly executed, will be voted in the manner directed herein by the stockholder.

Your proxy is important to assure a quorum at the Annual Meeting of Stockholders whether or not you plan to attend the meeting in person. You may revoke this proxy at anytime, and the giving of it will not effect your right to attend the Annual Meeting of Stockholders and vote in person.

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

Signature(s)____________________________ Date___________________

         NOTE: Please sign exactly as name appears. When shares are held as joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.







                                      C2-3

                                                                     EXHIBIT C-3

                                   PROXY CARD

                               FORM OF PROXY CARD

                           INVESTORS FIRST FUND, INC.

                  The undersigned stockholder of Investors First Fund, Inc. (the "Fund") hereby constitutes and appoints Messrs. Ralph W. Bradshaw, Thomas R. Westle and Frank J. Maresca, or any of them, the action of a majority of them voting to be controlling, as proxy of the undersigned, with full power of substitution, to vote all shares of common stock of the Fund standing in his or her name on the books of the Fund at the Annual Meeting of Stockholders of the Fund to be held on Thursday, June 10, 2004 at 9:30 a.m., New York time, at the offices of Bear Stearns Funds Management Inc., 383 Madison Avenue, 13th Floor, Conference Room 301, New York, New York 10179, or at any adjournment thereof, with all the powers which the undersigned would possess if personally present, as designated on the reverse hereof.

         The undersigned hereby revokes any proxy previously given and instructs the said proxies to vote in accordance with the aforementioned instructions with respect to (a) the merger of the Fund with and into Cornerstone Strategic Value Fund, Inc.; (b) the election of two Directors to serve until the 2007 Annual Meeting of Stockholders; and (c) the consideration and vote of such other matters as may properly come before the Annual Meeting of Stockholders or any adjournment thereof.

         IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF PROPOSALS 1, 2 AND 3. ANY AND ALL OTHER PROPOSALS WILL BE VOTED BY THE PROXYHOLDERS IN THE BEST INTERESTS OF STOCKHOLDERS AS DETERMINED BY THE SOLE JUDGMENT OF THE PROXYHOLDERS AT THE TIME OF THE MEETING.


--------------------------------------------------------------------------------

        THIS PROXY IS SOLICITED ON BEHALF OF INVESTORS FIRST FUND, INC.'S BOARD OF DIRECTORS FOR THE ANNUAL MEETING OF STOCKHOLDERS TO BE HELD ON

                                  June 10, 2004

                    (To be dated and signed on reverse side)


                                      C3-1

Please mark boxes / / or /X/ in blue or black ink.

Please mark your votes as in this example:

 -----
   X
 -----

--------------------------------------------------------------------------------
1. To approve the proposed merger of the Fund with and into the Cornerstone Strategic Value Fund, Inc.:

                                        FOR     AGAINST       ABSTAIN



2. To approve the election of Messrs. Ralph W. Bradshaw and William A. Clark as Directors of the Fund to serve until the 2007 Annual Meeting of Stockholders.

                                         FOR                  WITHHOLD



         FOR, except vote withheld from the following nominee(s):

-----------------------------------------------.


3. In their discretion, the proxies are authorized to vote upon such business as may properly come before the meeting.



    THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR ALL OF THE PROPOSALS.



                                      C3-2

This proxy, when properly executed, will be voted in the manner directed herein by the stockholder.

Your proxy is important to assure a quorum at the Annual Meeting of Stockholders whether or not you plan to attend the meeting in person. You may revoke this proxy at anytime, and the giving of it will not effect your right to attend the Annual Meeting of Stockholders and vote in person.

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

Signature(s)____________________________ Date___________________

         NOTE: Please sign exactly as name appears. When shares are held as joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer and if a partnership, please sign in full partnership name by authorized person.




                                      C3-3

                                                                       EXHIBIT D

                              ARTICLES OF AMENDMENT

                                       of

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

         CORNERSTONE STRATEGIC VALUE FUND, INC. (hereinafter referred to as the "Corporation"), a Maryland corporation, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

         FIRST: Article FIFTH of the Charter is hereby amended in part to read as follows:

                  The total number of shares of capital stock that the Corporation shall have authority to issue is One Hundred Million (100,000,000) shares of common stock (the "Common Stock") par value of one tenth of one percent ($0.001) per share, all of which shall be of a single class, such shares having an aggregate par value of One Hundred Thousand ($1,000,000).

         SECOND: The foregoing amendment to the Charter of the Corporation has been approved by the Board of Directors of the Corporation.

         IN WITNESS WHEREOF, the Corporation has caused these presents to be signed in its name and on its behalf by its President and witnessed by its Secretary on this ___th day of June, 2004.

                                    CORNERSTONE STRATEGIC VALUE FUND, INC.


                                          By:   /s/ Ralph W. Bradshaw
                                          --------------------------------
                                          Name:  Ralph W. Bradshaw
                                          Title: President

WITNESS:


         /s/ Thomas R. Westle
--------------------------------
Name:  Thomas R. Westle
Title: Secretary

                                                                       EXHIBIT E
                     CORNERSTONE STRATEGIC VALUE FUND, INC.

                       CORNERSTONE TOTAL RETURN FUND, INC.

                          PROGRESSIVE RETURN FUND, INC.

                             Audit Committee Charter


1. Audit Committee Membership.

         The Audit Committee ("Audit Committee") of each of the Cornerstone Strategic Value Fund, Inc., Cornerstone Total Return Fund, Inc. and the Progressive Return Fund, Inc. (the "Funds") shall be composed entirely of directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended). Each member of an Audit Committee shall have no relationship with the Funds, Cornerstone Advisors, Inc. (the "Adviser"), or Bear Stearns Funds Management Inc. Membership of a Fund's Audit Committee shall be determined by the respective Fund's full Board of Directors from time to time at its sole discretion. If one or more members of the Audit Committees qualify as an Audit Committee Financial expert (the "ACFE"), as defined in Section 407 of the Sarbanes-Oxley Act of 2002, at least one such member shall be designated as a Committees' ACFE. Such designation shall not impose any greater responsibility or liability on that person than the responsibility and liability imposed on such person as a member of the Audit Committee.

2. Meetings.

         Each Audit Committee shall meet at least once a year and is empowered to hold special meetings as circumstances require.

3. Purposes.

         The purposes of an Audit Committee is to:

1. Assist each Board in its oversight of the Fund's accounting and financial reporting policies and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of certain service providers.

2. Assist each Board in its oversight of the quality and objectivity of the Fund's financial statements and the independent audit thereof.

3. Select, oversee and set compensation of each Fund's independent auditors (the "Auditor") and to act as a liaison between the Auditors and the full Board of Directors.

         The function of an Audit Committee is oversight; it is each Fund's management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the Auditors responsibility to plan and carry out the audit in accordance with auditing standards generally accepted in the United States. The Auditors are ultimately responsible to the Boards of Directors and the Audit Committees, as representatives of the shareholders.



4. Duties and Powers.

         To carry out their purposes, each Audit Committee shall have the following duties and powers and shall apply the following principles:

(a)     Selection of Auditors.

     (i) The Audit Committee shall pre-approve the selection of the Auditors and shall recommend the selection, retention or termination of Auditors to the Boards and, in connection therewith, to evaluate the independence of the Auditors, including whether the Auditors provide any consulting, auditing or non-audit services to the Adviser or its affiliates. The Audit Committee shall review the Auditors' specific representations as to its independence;

     (ii) The Audit Committee shall review and approve the fees charged by the Auditors for audit and non-audit services in accordance with the pre-approval requirements set forth in (d) below. Each Fund shall provide for appropriate funding, as determined by its Audit Committee, to compensate the Auditors for any authorized service provided to the Fund.

(b)     Meetings with the Auditors.

         The Audit Committee shall meet with the Auditors, including private meetings, as necessary to:

     (i) review the arrangements for and scope of the annual audit and any special audits;
     (ii) provide the Auditors the opportunity to report to the Audit Committee, on a timely basis all critical accounting policies and practices to be used;
     (iii) discuss any matters of concern relating to a Fund's financial statements, including: (A) any adjustments to such statements recommended by the Auditors, or other results of said audit(s); and (B) all alternative treatments of financial information within generally accepted accounting principles that have been discussed with management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditors;

         (iv) provide the Auditors the opportunity to report to the Audit Committee, on a timely basis, any material written communication between the Auditors and management such as any management letter or schedule of unadjusted differences;

         (v) provide the Auditors the opportunity to report all non-audit services provided to any entity in the "investment company complex"1 that were not pre-approved by the Audit Committees;

         (vi) consider the Auditors' comments with respect to a Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers in accordance with Statement of Auditing Standards No. 61, as amended;

       (vii) review the form of written opinion the Auditors propose to render to each Board of Directors and shareholders; and

       (viii) provide the Auditors the opportunity to report on any other matter that the Auditors deem necessary or appropriate to discuss with the Audit Committee.

(c)      Change in Accounting Principles.

         The Audit Committee shall consider the effect upon its respective Fund of any changes in accounting principles or practices proposed by the Auditors or the Fund's officers.

--------------------
1 "INVESTMENT COMPANY COMPLEX" MEANS THE FUNDS, THE ADVISER AND ANY ENTITY CONTROLLED BY, CONTROLLING OR UNDER COMMON CONTROL WITH THE ADVISER IF SUCH ENTITY IS AN INVESTMENT ADVISER OR IS ENGAGED IN THE BUSINESS OF PROVIDING ADMINISTRATIVE, CUSTODIAN, UNDERWRITING OR TRANSFER AGENT SERVICES TO THE FUND OR ADVISER.

(d)               Pre-Approval Requirements.

       (i) Pre-Approval Requirements. Before the Auditors are engaged by a Fund to render audit or non-audit services, either:

            (A) The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Fund. The Audit Committees may delegate to one or more of its members the authority to grant pre-approvals. The decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at each of its scheduled meetings; or

            (B) The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the Adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to this Audit Committee Charter;

      (ii) De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to a Fund other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to a Fund constitutes not more than 5 percent of the total amount of revenues paid by the Fund to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit;

      (iii) Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the Auditors to (a) the Adviser and (b) any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, if the Auditors' engagement with the Adviser or any such control persons relates directly to the operations and financial reporting of the Funds.

                           Application of De Minimis Exception. The De Minimis
                  exception set forth above under Section 5(d)(ii) applies to pre-approvals under this Section (iii) as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the Auditor by each Fund and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

      (iv) The pre-approval requirements set forth above are optional to the extent that any engagement is entered into with the Auditor prior to May 6, 2003 (the effective date of the Securities and Exchange Commission ("SEC") regulations establishing such requirements).2 Engagements entered into prior to May 6, 2003, are subject to any limitations set forth in the transition and grandfathering provisions in the SEC rules.


--------------------
2 THE FINAL RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION RELATING TO PRE-APPROVAL REQUIREMENTS ARE SET FORTH IN STRENGTHENING THE COMMISSION'S REQUIREMENTS REGARDING AUDITOR INDEPENDENCE, RELEASE NO. IC-25915 (JAN. 28,
   2003).

(e) Prohibited Activities of the Auditor. An auditor who is performing the audit for a Fund may not perform contemporaneously (during the audit and professional engagement period) the following non-audit services for the Fund:

      (i) bookkeeping or other services related to the accounting records or financial statements of the Fund;

      (ii)  financial information systems design and implementation;

      (iii) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

      (iv)  actuarial services;

      (v)   internal audit outsourcing services;

      (vi)  management functions or human resources;

      (vii) broker or dealer, investment adviser, or investment banking services;

      (viii) legal services and expert services unrelated to the audit; and

      (ix) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

      The Auditors will be responsible for informing the Audit Committees of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

      (f) Improprieties. Investigate improprieties or suspected improprieties in a Fund's operations.

      (g) Board Reports. Report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters, as the Audit Committee may deem necessary or appropriate.

5. Meetings with Treasurer/Advisory Personnel.

         The Audit Committee, in its discretion, may meet with the Treasurer of each Fund and with personnel of the Adviser.

6. Authority to Retain Counsel.

         The Audit Committee shall have the resources and authority appropriate to discharge their responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of its respective Fund.

7. Annual Charter Review.

         Each Audit Committee shall review this Charter at least annually and recommend any changes to its full Board of Directors.

8. Qualified Legal Compliance Committee

Each Audit Committee shall act as the respective Fund's Qualified Legal Compliance Committee ("QLCC") for the purpose of being presented with and investigating any evidence of a material violation of securities laws by a Fund, a breach of a fiduciary duty or a similar violation. Each QLCC will be responsible for adopting written procedures for the confidential receipt, retention, and consideration of any report of evidence of a material violation.

See Exhibit A.

As the QLCC, the Committee shall have all powers that such a committee is required to have under the U.S. Securities and Exchange Commissions rules, as well as the powers granted to it under this Charter. Except to the extent that the Committee adopts specific procedures for its functions as the QLCC, its procedures as the Audit Committee shall be applicable to its actions as the QLCC.

Each QLCC shall be responsible for the following:

(a) to inform a Fund's chief executive officer of any report of evidence of a material violation, if the QLCC, in its sole discretion, deems necessary;

(b) to determine whether an investigation is necessary regarding any report of evidence of a material violation by the Fund, its officers, directors, Investment Adviser, employees or agents and, if it determines an investigation is necessary or appropriate, to:

         (i) Notify the full Board of Directors;

         (ii) Initiate an investigation, which may be conducted either by the Fund Counsel or by outside attorneys; and

         (iii) Retain such additional expert personnel as the QLCC deems necessary; and

(c) At the conclusion of such investigation, to:

         (i) Recommend, by majority vote, that the Fund implement an appropriate response to evidence of a material violation; and

         (ii) Inform Fund Counsel, the Chief Executive Officer and the Board of Directors of the results of any such investigation under this section and the appropriate remedial measures to be adopted.



Dated:  August 30, 2003

                                                                       EXHIBIT F

                           PGF AUDIT COMMITTEE CHARTER

                              Please See Exhibit E

                                                                       EXHIBIT G
                           INVESTORS FIRST FUND, INC.

                             Audit Committee Charter


Audit Committee Membership: The Audit Committee ("Audit Committee") of Investors First Fund, Inc. (the "Fund") shall be composed entirely of directors who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended). Each member of the Audit Committee shall have no relationship with the Fund, Deutsche Asset Management Inc. (the "Adviser"), or Bear Stearns Funds Management Inc. (the "Administrator"). Membership of the Fund's Audit Committee shall be determined by the Board of Directors, from time to time, at its sole discretion. If one or more members of the Audit Committee qualifies as an Audit Committee Financial expert (the "ACFE"), as defined in
Section 407 of the Sarbanes-Oxley Act of 2002, at least one such member shall be designated as the Committee's ACFE. Such designation shall not impose any greater responsibility or liability on that person than the responsibility and liability imposed on such person as a member of the Audit Committee.

Meetings:   The Audit Committee shall meet at least once a year and is empowered to hold special meetings as circumstances require.

Purpose: The purposes of the Audit Committee is to:

         1. Assist the Board in its oversight of the Fund's accounting and financial reporting policies and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of certain service providers.

         2. Assist the Board in its oversight of the quality and objectivity of the Fund's financial statements and the independent audit thereof.

         3. Select, oversee and set compensation of the Fund's independent auditor (the "Auditor") and to act as a liaison between the Auditor and the full Board of Directors.

         The function of the Audit Committee is oversight; it is the Fund's management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the Auditor's responsibility to plan and carry out the audit in accordance with auditing standards generally accepted in the United States. The Auditor is ultimately responsible to the Board of Directors and the Audit Committee, as representatives of the shareholders.

Duties and Powers: To carry out its purposes, the Audit Committee shall have the following duties and powers and shall apply the following principles:

A. Selection of Auditor.

(i) The Audit Committee shall pre-approve the selection of the Auditor and shall recommend the selection, retention or termination of Auditor to the Board and, in connection therewith, to evaluate the independence of the Auditor, including whether the Auditor provides any consulting, auditing or non-audit services to the Adviser or its affiliates. The Audit Committee shall review the Auditor's specific representations as to its independence;

(ii) The Audit Committee shall review and approve the fees charged by the Auditor for audit and non-audit services in accordance with the pre-approval requirements set forth in (d) below. The Fund shall provide for appropriate funding, as determined by its Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.

B. Meetings with the Auditors.

The Audit Committee shall meet with the Auditor, including private meetings, as necessary to:

(i) review the arrangements for and scope of the annual audit and any special audits;

(ii) provide the Auditor the opportunity to report to the Audit Committee, on a timely basis all critical accounting policies and practices to be used; (iii) discuss any matters of concern relating to the Fund's financial statements, including:

          (A) any adjustments to such statements recommended by the Auditor, or other results of said audit; and

          (B) all alternative treatments of financial information within generally accepted accounting principles that have been discussed with management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;

(iv) provide the Auditor the opportunity to report to the Audit Committee, on a timely basis, any material written communication between the Auditor and management such as any management letter or schedule of unadjusted differences;
(v) provide the Auditor the opportunity to report all non-audit services provided to any entity in the "investment company complex"3 that were not pre-approved by the Audit Committee;
(vi) consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers in accordance with Statement of Auditing Standards No. 61, as amended;
(vii) review the form of written opinion the Auditor proposes to render to the Board of Directors and shareholders; and
(viii) provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.

C. Change in Accounting Principles.


         The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.

D. Pre-Approval Requirements.


         Pre-Approval Requirements. Before the Auditor is engaged by the Fund to render audit or non-audit services, either:

1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Fund. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its scheduled meeting; or
2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the Adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to this Audit Committee Charter;

-----------------------------
3 "INVESTMENT COMPANY COMPLEX" MEANS THE FUNDS, THE ADVISER AND ANY ENTITY CONTROLLED BY, CONTROLLING OR UNDER COMMON CONTROL WITH THE ADVISER IF SUCH ENTITY IS AN INVESTMENT ADVISER OR IS ENGAGED IN THE BUSINESS OF PROVIDING ADMINISTRATIVE, CUSTODIAN, UNDERWRITING OR TRANSFER AGENT SERVICES TO THE FUND OR ADVISER.

3.                De Minimis Exceptions to Pre-Approval Requirements.
                  Pre-Approval for a service provided to a Fund other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Fund constitutes not more than 5 percent of the total amount of revenues paid by the Fund to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit;
4. Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the Auditor to (a) the Adviser and (b) any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund, if the Auditor's engagement with the Adviser or any such control persons relates directly to the operations and financial reporting of the Fund.


                           Application of De Minimis Exception. The De Minimis
                  exception set forth above under Section 5(d)(ii) applies to pre-approvals under this Section (iii) as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the Auditor by the Fund and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

(h) Prohibited Activities of the Auditor. An auditor who is performing the audit for the Fund may not perform contemporaneously (during the audit and professional engagement period) the following non-audit services for the Fund:

(x) bookkeeping or other services related to the accounting records or financial statements of the Fund;

(xi)     financial information systems design and implementation;

(xii) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

(xiii)   actuarial services;

(xiv)    internal audit outsourcing services;

(xv)     management functions or human resources;

(xvi)    broker or dealer, investment adviser, or investment banking services;

(xvii)   legal services and expert services unrelated to the audit; and

(xviii) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(i) Improprieties. Investigate improprieties or suspected improprieties in the Fund's operations.

(j) Board Reports. Report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters, as the Audit Committee may deem necessary or appropriate.

9.       Meetings with Treasurer/Advisory Personnel.

         The Audit Committee, in its discretion, may meet with the Treasurer of the Fund and with personnel of the Adviser.

10. Authority to Retain Counsel.

         The Audit Committee shall have the resources and authority appropriate to discharge their responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of the Fund.

11. Annual Charter Review.

         The Audit Committee shall review this Charter at least annually and recommend any changes to the Board of Directors.

Dated:  November 20, 2003

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
                               383 Madison Avenue
                            New York, New York 10179


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI"), relates specifically to the shares of Cornerstone Strategic Value Fund, Inc. ("CLM") to be issued pursuant to (i) an Agreement and Plan of Merger, dated May 28, 2004, whereby Progressive Return Fund, Inc, will merge with and into CLM, and (ii) an Agreement and Plan of Merger, dated May 28, 2004, whereby Investors First Fund, Inc. will merge with and into CLM. This SAI does not constitute a prospectus. This SAI does not contain all the information that a stockholder should consider before voting on the proposal contained in the Proxy Statement/Prospectus that relates to their fund, and, therefore, should be read in conjunction with the related Proxy Statement/Prospectus, dated April __, 2004. A copy of the Proxy Statement/Prospectus may be obtained without charge by calling (212) 272-2093. Please retain this document for future reference.














        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL __, 2004



The SEC has not approved or disapproved these securities or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND......................................................  1

INVESTMENT POLICIES, RISKS AND RESTRICTIONS..................................  2

MANAGEMENT...................................................................  4

CONTROL PERSONS AND PRINCIPAL STOCKHOLDERS...................................  6

INVESTMENT MANAGEMENT AND OTHER SERVICES.....................................  6

PORTFOLIO TRANSACTIONS.......................................................  6

TAXATION.....................................................................  7

FINANCIAL STATEMENTS.........................................................  9










THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. CLM MAY NOT SELL THESE SECURITIES UNTIL THE PROXY STATEMENT/PROSPECTUS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS DECLARED EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                  INTRODUCTION

         This SAI is intended to supplement the information provided in the Proxy Statement/Prospectus dated April __, 2004 (the "Proxy Statement/Prospectus"). The Proxy Statement/Prospectus has been sent to the stockholders of (1) CLM in connection with the solicitation of proxies by the Board of Directors to be voted at the CLM Annual Meeting of Stockholders, (2) PGF in connection with the solicitation of proxies by the Board of Directors to be voted at the PGF Annual Meeting, and (3) MGC in connection with the solicitation of proxies by the Board of Directors to be voted at the MGC Annual Meeting of Stockholders all to be held on May 20, 2004. This SAI incorporates by reference the Prospectus of PGF dated as November 9, 1989, and the Fund's Annual Report to Stockholders for the fiscal year ended December 31, 2003. In addition, this SAI incorporates by reference the Prospectus of MGC dated as May 7, 1987, and the Fund's Annual Report to Stockholders for the fiscal year ended December 31, 2003.


                             DESCRIPTION OF THE FUND

         Cornerstone Strategic Value Fund, Inc. (the "Fund" or "CLM") was incorporated in Maryland on May 1, 1987, under its previous name "Clemente Global Growth Fund, Inc." and commenced investment operations on June 30, 1987. On April 20, 2001, the stockholders of the Fund approved a name change whereby the Fund's official name became "Cornerstone Strategic Value Fund, Inc." The Fund is registered under the Investment Company of 1940, as amended (the "Investment Company Act"), as a closed-end, diversified management investment company and is listed on the American Stock Stock Exchange, LLC ("AMEX") under the symbol "CLM." CLM seeks long term capital appreciation through investing primarily in equity securities of U.S. and Foreign companies which Fund Management believes have demonstrated fundamental investment value and favorable growth prospects, as determined by Fund Management.

         The authorized capitalization of CLM consists of 25,000,000 shares of common stock having $0.01 par value per share (the "Shares"). Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to stockholders for a vote, each stockholder is entitled to one vote for each full Share owned and fractional votes for fractional Shares owned. The Fund holds its annual meeting of stockholders within 120 days after the end of its fiscal year which ends on December 31.

         Each Share of CLM represents an equal proportionate interest in the assets and liabilities belonging to CLM with each other share of CLM and is entitled to such dividends and distributions out of the income belonging to CLM as are declared by the Board of Directors (the "Directors"). The Shares do not have cumulative voting rights or any preemptive or conversion rights. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

                   INVESTMENT POLICIES, RISKS AND RESTRICTIONS

         The Proxy Statement/Prospectus presents the investment objective and the principal investment strategies and risks of the Fund. The investment objective of the Fund is to seek long term capital appreciation by investing primarily in U.S. and non-U.S. companies. There can be no assurance that the Fund will achieve its investment objective. This section supplements the disclosure in the Fund's Proxy Statement/Prospectus and provides additional information on the Fund's investment policies and restrictions.

NON-PRINCIPAL INVESTMENT POLICIES

         TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Such investments include various short-term instruments. If the Fund takes a temporary defensive position at the wrong time, the position would have an adverse impact on the Fund's performance and it may not achieve its investment objective. The Fund reserves the right to invest all of its assets in temporary defensive positions.

         SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers in amounts equal to no more than 33 1/3% of the Fund's net assets. These transactions will be fully collateralized at all times with cash and/or high quality, short-term debt obligations. These transactions involve risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the securities lent. In the event the original borrower defaults on its obligation to return lent securities, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss and you could lose money on your investment.

         BORROWING. The Fund may borrow money from banks, including pursuant to a revolving line of credit established for the benefit of investment companies managed by Cornerstone Advisors, for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of the Fund

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements collateralized by the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of securities with the condition that the original seller (a bank or broker-dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

PRINCIPAL INVESTMENT RISKS

         Please see the Fund's Proxy Statement/Prospectus for additional information concerning the Principal Investment Risks of the Fund.

INVESTMENT RESTRICTIONS

         The Fund has adopted certain fundamental investment restrictions that may not be changed without the prior approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the restrictions listed below, all percentage limitations, with the exception of the percentage limitation listed in 2 below, apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the Fund's portfolio. Fund policies which are not fundamental may be modified by the Board of Directors if, in the reasonable exercise of the Board's business judgment, modification is determined to be necessary or appropriate to carry out the Fund's objective. Under its fundamental restrictions, the Fund may not:

         1. Invest 25% or more of the total value of its assets in a particular industry. This restriction does not apply to investments in United States Government securities.

         2. Issue senior securities, borrow or pledge its assets, except that the Fund may borrow from a bank for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and may also pledge its assets to secure such borrowings. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

         3. Make short sales of securities or maintain a short position in any security.

         4. Purchase securities on margin, except such short-term credits as may be necessary or routine for the clearance or settlement of transactions and the maintenance of margin with respect to forward contracts or other hedging transactions.

         5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

         6. Purchase or sell commodities or real estate, except that the Fund may invest in securities secured by real estate or interests in real estate or in securities issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate, and may purchase and sell forward contracts on foreign currencies to the extent permitted under applicable law.

         7. Make investments for the purpose of exercising control over, or management of, the issuers of any securities.

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors, and the day-to-day operations are conducted through or under the direction of the officers of the Fund.

         For information concerning CLM's Directors and Officers, please refer to CLM's Proxy Statement/Prospectus dated April __, 2004.

         The Fund has an Audit Committee and a Nominating Committee each of which is comprised of all of the non-interested members of the Board of Directors. For additional information concerning the Audit Committee and the Nominating Committee, please refer to CLM's Proxy Statement/Prospectus dated April __, 2004

INVESTMENT ADVISORY AGREEMENT

         The Fund's Board of Directors, including the Directors who are not interested persons of any party to the Cornerstone Agreement or its affiliates, recently determined to continue the investment advisory agreement with Cornerstone Advisors on February 20, 2004, with its legal counsel in attendance.

         In approving the Cornerstone Agreement and determining to submit it to the stockholders of the Fund for their approval, the Non-Interested members of the Board of Directors considered many factors, including the nature, quality and scope of the operations and services to be provided in comparison to other comparable investment managers, the experience of Cornerstone Advisors, and the prior experience of Messrs. Bradshaw and Bentz. The Non-Interested members of the Board of Directors noted that Cornerstone Advisors, Inc. (i) has experience in providing investment advisory services to closed-end funds, (ii) has continued to take steps in an effort to reduce the discount at which the Fund's shares have historically traded at, and (iii) has continued to strive to reduce CLM's expenses. Furthermore, the Non-Interested members of the Board of Directors considered the opportunity to obtain comparable services at comparable costs. Lastly, consideration was given to the fact that there exists no arrangement or understanding in connection with the Cornerstone Agreement with respect to the composition of the Board of Directors of the Fund or of Cornerstone Advisors or with respect to the selection or appointment of any person to any office of the Fund or Cornerstone Advisors.

CODE OF ETHICS

         PRINCIPAL OFFICERS CODE OF ETHICS

         For additional information concerning the Code of Ethics which applies to the Fund's principal officers, please refer to CLM's Proxy
Statement/Prospectus dated April __, 2004.

         RULE 17J-1 OF THE 1940 ACT

         The Fund and Cornerstone Advisors have adopted a written Code of Ethics that are compliant with Rule 17j-1 of the Investment Company Act, which permit personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel. The following are some of the requirements under the Fund's and Cornerstone Advisors' Code of Ethics: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the respective Fund; and (4) Covered Persons may not invest in initial public offerings.

         The Board of Directors of the Fund reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics. The Codes of Ethics for the Fund and Cornerstone Advisers can be reviewed and copied either on the EDGAR database on the SEC's website at http://www.sec.gov or at the Securities Exchange Commission's Public reference room in Washington, D.C. Information on the operation of the Public Reference Room may by obtained by calling the SEC at (202) 942-8090.

PROXY VOTING POLICIES AND PROCEDURES

         The Fund provides a voice on behalf of shareholders of the Fund. The Fund views the proxy voting process as an integral part of the relationship with the Fund. CLM has entered into an arrangement with Institutional Shareholders Services ("ISS") whereby ISS votes all of the Fund's portfolio companies proxy statements and records all of the proxy votes for compilation in the Form N-PX. The Fund believes that ISS is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to ISS, subject to the supervision of the Board of Trustees. The fundamental purpose of ISS's Domestic Corporate Governance Policy is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, and that maximizes the value of the Fund's investment.

MORE INFORMATION

         The actual voting records relating to portfolio securities during the most recent 12 month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-866-227-3400 or by accessing the SEC's website at WWW.SEC.GOV. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-866-227-3400 and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL STOCKHOLDERS

         Please refer to CLM's Proxy Statement/Prospectus dated April __, 2004 for information on this Item.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER.

         Please refer to CLM's Proxy Statement/Prospectus dated April __, 2004, for additional information concerning CLM's investment adviser.

ADMINISTRATOR.

         Bear Stearns Funds Management Inc. ("BSFM") serves as the Fund's administrator pursuant to an administrative agreement with each Fund. BSFM is located at 383 Madison Avenue, 23rd Floor, New York, New York 10179.

CUSTODIAN.

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey, is the custodian for the Fund's assets.

TRANSFER AGENT AND REGISTRAR.

         American Stock Transfer & Trust Co., 59 Maiden Lane, New York, New York 10038 acts as the transfer agent and registrar of the Fund.


                             PORTFOLIO TRANSACTIONS

         Decisions to buy and sell securities for the Fund are made by Cornerstone Advisors subject to the overall review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are placed on behalf of the Fund by persons authorized by Cornerstone Advisors. Cornerstone Advisors manages other investment companies and accounts that invest in securities. Although investment decisions for the Fund is made independently from those of the other accounts, investments of the type the Fund may make may also be made on behalf of those other accounts. When the Fund and one or more of those other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by Cornerstone Advisors to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

         Transactions on U.S. and some foreign stock exchanges involve the payment of negotiated brokerage commissions, which may vary among different brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers in the over-the-counter markets include an undisclosed dealer's mark-up or mark-down. Fixed income securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security will likely include a profit to the dealer.

         In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Cornerstone Advisors will seek the best overall terms available. The Advisory Agreement provides that, in assessing the best overall terms available for any transaction, Cornerstone Advisors will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes Cornerstone Advisors in selecting brokers or dealers, to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which Cornerstone Advisors exercises investment discretion. The fees payable under the Advisory Agreements are not reduced as a result of Cornerstone Advisors receiving such brokerage and research services.

         The Board of Directors of the Fund will review periodically the commissions paid by that Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to such Fund.

         The aggregate amounts paid by CLM in brokerage commissions for the fiscal years ended December 31, 2001, 2002 and 2003 were $69,714, $18,188 and $13,413, respectively. None of the brokerage commissions paid by CLM were paid to affiliated brokers.

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

         For information concerning the Dividend Reinvestment and Cash Purchase Plan, please see CLM's Proxy Statement/Prospectus dated April __, 2004.

                                    TAXATION

         The following is a summary of certain material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Fund. Each prospective shareholder is urged to consult his or her own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

         The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

         The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

         If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the a Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

         The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

         Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

         The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Distributions of net capital gain ("capital gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

         Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain may be subject to withholding of federal income tax at the rate of 30.5% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund.

         A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN EITHER FUND.

                              FINANCIAL STATEMENTS


(a) The Financial Statements required under this Item are incorporated by reference herein from the

1. Cornerstone Strategic Value Fund, Inc. Annual Report for the period ended December 31, 2001, filed with the Securities and Exchange Commission on March 6, 2002 (File No. 811-5150).

2. Cornerstone Strategic Value Fund, Inc. Annual Report for the period ended December 31, 2002, filed with the Securities and Exchange Commission on February 28, 2003 (File No. 811-5150).

3. Cornerstone Strategic Value Fund, Inc. Annual Report for the period ended December 31, 2003, filed with the Securities and Exchange Commission on March 8, 2004 (File No. 811-5150).

4. Progressive Return Fund, Inc.'s Annual Report for the period ended December 31, 2001, filed with the Securities and Exchange Commission on March 6, 2002 (File No. 811-5891).

5. Progressive Return Fund, Inc.'s Annual Report for the period ended December 31, 2001, as filed with the Securities and Exchange Commission on February 28, 2003 (File No. 811-5891).

6. Progressive Return Fund, Inc.'s Annual Report for the period ended December 31, 2003, as filed with the Securities and Exchange Commission on March 8, 2004 (File No. 811-5891).

7. Investors First Fund, Inc. Annual Report for the period ended December 31, 2001, filed with the Securities and Exchange Commission on February 28, 2002 (File No. 811-04981).

8. Investors First Fund, Inc. Annual Report for the period ended December 31, 2002, filed with the Securities and Exchange Commission on March 3, 2003 (File No. 811-04981).

9. Investors First Fund, Inc. Annual Report for the period ended December 31, 2003, filed with the Securities and Exchange Commission on March 10, 2004 (File No. 811-04981).

(b)      Pro Forma Financial Information

         The following table represents the pro forma financial information based upon the December 31, 2003 audited financial statements that are included in each Fund's Annual Report to Stockholders.



Statement of Operations
For the Year ended December 31, 2003 (unaudited)

                                                  CLM                                          Acquiring Fund
                                             Acquiring Fund        PGF        Adjustments         Pro Forma
Investment Income
Income:
     Interest                                    461,054         438,724            --         $    899,778
     Dividends                                     2,379           4,064            --                6,443
                                               ---------       ---------      ----------       ------------

Total Investment Income                          463,433         442,788            --              906,221
                                               ---------       ---------      ----------       ------------

Expenses:
     Investment advisory fees                    246,113         240,927          37,666(c)         524,706(c)
     Audit fees                                   13,000          13,000         (11,000)(d)         15,000
     Legal fees                                    3,730           4,340           3,930(d)          12,000
     Administration fees                          50,000          50,000         (47,529)(e)         52,471
     Custodian fees                                5,970           4,921           1,220(f)          12,111
     Printing                                       --               781          19,219(g)          20,000
     Accounting fees                              28,413          25,682         (20,833)(h)         33,262
     Directors' fees                              13,697          15,098          (4,295)(d)         24,500
     Transfer agent fees                          14,510          18,537          (4,667)(d)         28,380
     Stock Exchange listing fees                  10,359          14,374         (17,733)(d)          7,000
     Insurance                                     4,604           5,214            (618)(d)          9,200
     Other                                           301             533           1,766(d)           2,600
                                               ---------       ---------      ----------       ------------
Total Expenses                                   390,697         393,407         (42,875)           741,229
                                               ---------       ---------      ----------       ------------
Less:  Fee paid indirectly                       (13,413)         (9,030)                           (22,443)
Less:  Fee waivers                               (82,098)        (96,295)         89,250(i)         (89,143)
                                               ---------       ---------      ----------       ------------
Net Expenses                                     295,186         288,082                            629,643
                                               ---------       ---------                       ------------

Net Investment Income                            168,247         154,706         (42,875)           276,578
                                               ---------       ---------      ----------       ------------

Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign
   Currency Related Transaction
Net realized gain/(loss) from Investments       (231,146)       (258,139)                          (489,285)
Net change in unrealized appreciation/
   (depreciation) in value of investments      5,737,591       5,898,393                         11,635,984
                                               ---------       ---------                       ------------

Net realized and unrealized gain/(loss)
   on investments                              5,506,445       5,640,254                         11,146,699
                                               ---------       ---------                       ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             5,674,692       5,794,960         (42,875)        11,423,277
                                               ---------       ---------      ----------       ------------


The Cornerstone Strategic Value Fund, Inc.
Progressive Return Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)

1.     Basis of Combination

       The unaudited Pro Forma Condensed Portfolio of Investments, Pro Forma Condensed Statement of Assets and Liabilities and Pro Forma Condensed Statement of Operations give effect to the proposed merger of Progressive Return Fund, Inc.(PGF) into The Cornerstone Strategic Value Fund, Inc. ("CLM"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The Merger provides for the transfer of all or substantially all of the assets of PGF to CLM in exchange for CLM common shares, the distribution of such CLM common shares to common shareholders of PGF and the subsequent liquidation of PGF. Each share of common stock of PGF will convert into an equivalent dollar amount of full shares of common stock of CLM based on the net asset value per share of each Fund.

       The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

       CLM is a closed-end, diversified and PGF is a closed-end non-diversified Management investment companies registered under the Investment Company Act of 1940, as amended.

     Pro Forma Adjustments:

     The Pro Forma adjustments below reflect the impact of the merger between CLM and PGF.

(a) To remove certain prepaid expenses associated with PGF, in the statement of assets and liabilities, which will not be assumed by CLM.

(b) In connection with PGF's intention to merge with CLM; PGF reclass its treasury shares held to paid-in capital.

(c) Adjustment based on contractual agreement with Investment Manager.

(d) Assumes the elimination of duplicative charges resulting from the combination and reflects management's estimates of combined pro forma operations.

(e) Adjustment based on the contractual agreement with the Administrator for the combined Fund.

(f) Adjustment based on the contractual agreement with the custodian for the combined Fund.

(g) Assumes shareholders' meeting fees are combined with printing and reflects management's estimates of combined pro forma operations.

(h) Adjustment based on the contractual agreement with the Accounting fees for the combined Fund.

(i) The Investment Manager voluntarily waives its management fees to the extent that the Fund's monthly operating expenses exceed 0.10% of net assets calculated on a monthly basis.

       2. SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies, which are consistently followed by each of PGF and CLM in the preparation of its financial statements.

       MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities are valued at the closing price on the exchange or market on which the security is primary traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there is no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. The net asset value per share of each Fund is calculated weekly and on the last business day of the month with the exception of those days on which the New York Stock Exchange is closed.

       INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

       TAXES: No provision is made for U.S. federal income or excise taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

       DISTRIBUTIONS OF INCOME AND GAINS: Each Fund distributes at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. Each Fund determines annually whether to distribute any net realized long-term capital gains in excess of net short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by each Fund on the ex-dividend date.

       The board of Directors of each Fund may, if it it determined to be in the best interest of each Fund and its shareholders, time to time authorize and declare distribution that may be substantially characterized as a return of capital.

       The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

       OTHER: Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.



Statement of Assets and Liabilities
At December 31, 2003 (unaudited)
                                                                                                            Acquiring Fund
                                               CLM Acquiring Fund                 PGF            Adjust-       Pro Forma
ASSETS                                        Cost          Value          Cost         Value      ments   Cost         Value
                                              ----          -----          ----         -----    -------   ----         -----
Investments, at value                      24,461,195    26,575,649    29,275,719    26,067,548            53,736,914   52,643,197
Cash collateral received
   for securities loaned                                    491,232                     441,178                            932,410
Receivables:
     Securities Sold                                           --                         --                                  --
     Interest                                                   176                      36,023                             36,199
     Dividends                                               34,112                         112                             34,224
Prepaid expenses and other
   assets                                                       877                         671     (671)(a)                   877
                                                         ----------                  ----------                         ----------
Total Assets                                             27,102,046                  26,545,532                         53,646,907
                                                         ----------                  ----------                         ----------

LIABILITIES
Payables:
     Upon return of securities
       loaned                                               491,232                     441,178                            932,410
     Investment advisory fee                                 15,332                      17,148                             32,480
     Other accrued expenses                                  30,175                      31,294                             30,195
                                                         ----------                  ----------                         ----------
Total Liabilities                                           536,739                     489,620                            995,085
                                                         ----------                  ----------                         ----------

Net Assets                                               26,565,307                  26,055,912                         52,651,822
                                                         ----------                  ----------                         ----------

Net Assets Consist Of:
     Capital stock, $0.01 par value;
        3,849,524 shares issued and
        outstanding for CLM (25,000,000
        shares authorized) and
        $0.001 par value; 1,167,477
        shares issued and outstanding
        for PGF (100,000,000
        shares authorized)                                   38,495                       1,167                             39,662
     Paid-in-capital                                     52,228,222                  42,839,458 (173,074)(a)(b)         94,894,606
     Cost of 2,239,440 and 9,093
        shares repurchased,
        respectively                                    (26,999,661)                   (172,403) 172,403(b)            (26,999,661)
     Accumulated net realized
       loss on investments                                 (816,203)                (13,404,139)                       (14,220,342)
     Net unrealized appreciation
      in value of investments                             2,114,454                  (3,208,171)                        (1,093,717)
                                                         ----------                  ----------                         ----------
                                                         26,565,307                  26,055,912                         52,620,548
                                                         ----------                  ----------                         ----------





Statement of Operations
For the Year ended December 31, 2003 (unaudited)

                                         CLM                                                          Acquiring Fund
                                   Acquiring Fund       MGC             PGF         Adjustments         Pro Forma
Investment Income
Income:
     Dividends                     $    461,054    $    283,535    $    438,724            --         $  1,183,313
     Interest                             2,379          33,741           4,064                             40,184
                                   ------------    ------------    ------------      ----------       ------------

Total Investment Income                 463,433         317,276         442,788                          1,223,497
                                   ------------    ------------    ------------      ----------       ------------

Expenses:
     Investment advisory fees           246,113         966,400         240,927         152,675(c)       1,606,115(c)
     Audit fees                          13,000          17,000          13,000         (26,000)(d)         17,000
     Legal fees                           3,730         783,138           4,340        (766,208)(d)         25,000
     Administration fees                 50,000          68,623          50,000          (8,011)(e)        160,612
     Custodian fees                       5,970          17,679           4,921           1,762(f)          30,332
     Printing                              --           156,683             781        (115,464)(g)         42,000
     Accounting fees                     28,413           8,196          25,682         (19,416)(h)         42,875
     Directors' fees                     13,697         221,498          15,098        (225,293)(d)         25,000
     Transfer agent fees                 14,510          39,445          18,537         (36,492)(d)         36,000
     Stock Exchange listing fees         10,359            --            14,374         (18,733)(d)          6,000
     Insurance                            4,604           3,275           5,214          (1,093)(d)         12,000
     Other                                  301          23,952             533         (19,786)(d)          5,000
                                   ------------    ------------    ------------      ----------       ------------
Total Expenses                          390,697       2,305,889         393,407      (1,082,059)         2,007,934
                                   ------------    ------------    ------------      ----------       ------------
Less:  Fee paid indirectly              (13,413)           --            (9,030)                           (22,443)
Less:  Fee waivers                      (82,098)           --           (96,295)        120,240(i)         (58,153)
                                   ------------    ------------    ------------      ----------       ------------
Net Expenses                            295,186       2,305,889         288,082        (961,819)         1,927,338
                                   ------------    ------------    ------------      ----------       ------------

Net Investment Income                   168,247      (1,988,613)        154,706         961,819           (703,841)
                                   ------------    ------------    ------------      ----------       ------------

Net Realized and Unrealized
  Gain/(Loss) on Investments
  and Foreign Currency
  Related Transaction
Net realized gain/(loss)
  from Investments                     (231,146)     (1,612,545)       (258,139)                        (2,101,830)
Net change in unrealized
  appreciation/(depreciation)
  in value of investments             5,737,591      24,904,617       5,898,393                         42,438,994
                                   ------------    ------------    ------------                       ------------

Net realized and unrealized
  gain/(loss) on investments          5,506,445      23,292,072       5,640,254                         40,337,164
                                   ------------    ------------    ------------                       ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           5,674,692      21,303,459       5,794,960         961,819         39,633,323
                                   ------------    ------------    ------------      ----------       ------------

Cornerstone Strategic Value Fund, Inc.
Investor First Fund, Inc.
Progressive Return Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)

1.     Basis of Combination

         The unaudited Pro Forma Condensed Portfolio of Investments, Pro Forma Condensed Statement of Assets and Liabilities and Pro Forma Condensed Statement of Operations give effect to the proposed merger of Investor First Fund, Inc. ("MGC")and Progressive Return Fund, Inc.("PGF") into The Cornerstone Strategic Value Fund, Inc. ("CLM"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The Merger provides for the transfer of all or substantially all of the assets of MGC and PGF to CLM in exchange for CLM common shares, the distribution of such CLM common shares to common shareholders of MGC and PGF and the subsequent liquidation of MGC and PGF. Each share of common stock of MGC and PGF will convert into an equivalent dollar amount of full shares of common stock of CLM based on the net asset value per share of each Fund.

       The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

       CLM and MGC are closed-end, diversified and PGF is closed-end non-diversified management investment companies registered under the Investment Company Act of 1940, as amended.

     Pro Forma Adjustments:

     The Pro Forma adjustments below reflect the impact of the merger between CLM, MGC and PGF.

(a) To remove certain prepaid expenses associated with MGC and PGF, in the statement of assets and liabilities, which will not be assumed by CLM.

(b) In connection with PGF's intention to merge with CLM; PGF reclass its treasury shares held to paid-in capital.

(c)  Adjustment based on contractual agreement with Investment Manager.

(d) Assumes the elimination of duplicative charges resulting from the combination and reflects management's estimates of combined pro forma operations.

(e) Adjustment based on the contractual agreement with the Administrator for the combined Fund.

(f) Adjustment based on the contractual agreement with the Custodian for the combined Fund.

(g) Assumes shareholders' meeting fees are combined with printing and reflects management's estimates of combined pro forma operations.

(h) Adjustment based on the contractual agreement with the Accounting Agent for the combined Fund.

(i) The Investment Manager voluntarily waives its management fees to the extent that the Fund's monthly operating expenses exceed 0.10% of net assets calculated on a monthly basis.

       2.     SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies, which are consistently followed by each of CLM, MGC and PGF in the preparation of its financial statements.

       MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities are valued at the closing price on the exchange or market on which the security is primary traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there is no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. The net asset value per share of each Fund is calculated weekly and on the last business day of the month with the exception of those days on which the New York Stock Exchange is closed.

       INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

       TAXES: No provision is made for U.S. federal income or excise taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

       DISTRIBUTIONS OF INCOME AND GAINS: Each Fund distributes at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. Each Fund determines annually whether to distribute any net realized long-term capital gains in excess of net short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by each Fund on the ex-dividend date.

       The board of Directors of each Fund may, if it it determined to be in the best interest of each Fund and its shareholders, time to time authorize and declare distribution that may be substantially characterized as a return of capital.

       The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

       OTHER: Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.



Statement of Assets and Liabilities
At December 31, 2003 (unaudited)

                                           CLM Acquiring Fund                   MGC                                  PGF
ASSETS                                   Cost            Value           Cost           Value                 Cost         Value
------                                   ----            -----           ----           -----                 ----         -----
Investments, at value                 24,461,195      26,575,649      83,493,540     108,693,843            29,275,719   26,067,548
Cash collateral received
  for securities loaned                                  491,232                      25,249,487                            441,178
Receivables:
     Securities Sold                                        --                           229,896                              --
     Interest                                                176                           5,420                             36,023
     Dividends                                            34,112                          42,846                                112
Prepaid expenses and
  other assets                                               877                          16,377                                671
                                                     -----------                     -----------                        -----------
Total Assets                                          27,102,046                     134,237,869                         26,545,532
                                                     -----------                     -----------                        -----------

LIABILITIES
Payables:
     Upon return of securities
       loaned                                            491,232                      25,249,487                            441,178
     Investment advisory fee                              15,332                         110,198                             17,148
     Other accrued expenses                               30,175                         601,453                             31,294
                                                     -----------                     -----------                        -----------
Total Liabilities                                        536,739                      25,961,138                            489,620
                                                     -----------                     -----------                        -----------

Net Assets                                            26,565,307                     108,276,731                         26,055,912
                                                     -----------                     -----------                        -----------

Net Assets Consist Of:
     Capital stock, $0.01 par
      value; 3,849,524 shares
      issued and outstanding
      for CLM (25,000,000 shares
      authorized) and $0.001
      par value; 1,167,477 shares
      issued and outstanding for
     PGF (100,000,000 shares
     authorized)                                          38,495                         --                                   1,167
     Paid-in-capital ($0.01 par
       value; 9,860,115 shares
       issued and outstanding;
       150,000,000 shares
       authorized for MGC)                            52,228,222                      85,386,540                         42,839,458
    Cost of 2,239,440, 0 and
       9,093 shares repurchased,
       respectively                                  (26,999,661)                        --                                (172,403)
     Accumulated net realized
       loss on investments                              (816,203)                     (2,310,112)                       (13,404,139)
     Net unrealized appreciation
       in value of investments                         2,114,454                      25,200,303                         (3,208,171)
                                                     -----------                     -----------                        -----------
                                                      26,565,307                     108,276,731                         26,055,912
                                                     -----------                     -----------                        -----------



                                                         Acquiring Fund
                                                             Pro Forma
                                     Adjustments        Cost           Value
                                     -----------        ----           -----




Investments, at value                                137,230,454    161,337,040
Cash collateral received
  for securities loaned                                              26,181,897
Receivables:
     Securities Sold                                                    229,896
     Interest                                                            41,619
     Dividends                                                           77,070
Prepaid expenses and
  other assets                        (17,048)(a)                           877
                                                                    -----------
Total Assets                                                        187,868,399
                                                                    -----------

LIABILITIES
Payables:
     Upon return of securities
       loaned                                                        26,181,897
     Investment advisory fee                                            142,678
     Other accrued expenses                                             662,922
                                                                    -----------
Total Liabilities                                                    26,987,497
                                                                    -----------

Net Assets                                                          160,880,902
                                                                    -----------

Net Assets Consist Of:
     Capital stock, $0.01 par
      value; 3,849,524 shares
      issued and outstanding
      for CLM (25,000,000 shares
      authorized) and $0.001
      par value; 1,167,477 shares
      issued and outstanding for
     PGF (100,000,000 shares
     authorized)                                                         39,662
     Paid-in-capital ($0.01 par
       value; 9,860,115 shares
       issued and outstanding;
       150,000,000 shares
       authorized for MGC)           (189,451)(a)(b)                180,264,769
    Cost of 2,239,440, 0 and
       9,093 shares repurchased,
       respectively                   172,403(b)                    (26,999,661)
     Accumulated net realized
       loss on investments                                          (16,530,454)
     Net unrealized appreciation
       in value of investments                                       24,106,586
                                                                    -----------
                                                                    160,880,902
                                                                    -----------






Statement of Operations
For the Year ended December 31, 2003 (unaudited)

                                       CLM                                       Acquiring Fund
                                   Acquiring Fund       MGC        Adjustments      Pro Forma
                                   --------------       ---        -----------      ---------
Investment Income
Income:
     Dividends                         461,054        283,535           --             744,589
     Interest                            2,379         33,741           --              36,120
                                       -------      ---------       --------         ---------

Total Investment Income                463,433        317,276           --             780,709
                                       -------      ---------       --------         ---------

Expenses:
     Investment advisory fees          246,113        966,400        133,821(b)      1,346,334(b)
     Audit fees                         13,000         17,000        (15,000)(c)        15,000
     Legal fees                          3,730        783,138       (763,868)(c)        23,000
     Administration fees                50,000         68,623         16,010(d)        134,633
     Custodian fees                      5,970         17,679          2,786(e)         26,435
     Printing                             --          156,683       (118,683)(f)        38,000
     Accounting fees                    28,413          8,196          4,869(g)         41,478
     Directors' fees                    13,697        221,498       (210,695)(c)        24,500
     Transfer agent fees                14,510         39,445        (19,955)(c)        34,000
     Stock Exchange listing fees        10,359           --             (359)(c)        10,000
     Insurance                           4,604          3,275          3,121(c)         11,000
     Other                                 301         23,952        (20,753)(c)         3,500
                                       -------      ---------       --------         ---------
Total Expenses                         390,697      2,305,889       (988,705)        1,707,881
                                       -------      ---------       --------         ---------
Less:  Fee paid indirectly             (13,413)          --                            (13,413)
Less:  Fee waivers                     (82,098)          --            3,231(h)        (78,867)
                                       -------      ---------       --------         ---------
Net Expenses                           295,186      2,305,889       (985,474)        1,615,601
                                       -------      ---------       --------         ---------

Net Investment Income                  168,247     (1,988,613)       985,474          (834,892)
                                       -------      ---------       --------         ---------

Net Realized and Unrealized
  Gain/(Loss) on Investments
  and Foreign Currency Related
  Transaction
Net realized gain/(loss) from
  Investments                         (231,146)    (1,612,545)                      (1,843,691)
Net change in unrealized
  appreciation/(depreciation)
  in value of investments            5,737,591     24,904,617                       30,642,208
                                     ---------     ----------                       ----------

Net realized and unrealized
  gain/(loss) on investments         5,506,445     23,292,072                       28,798,517
                                     ---------     ----------                       ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS          5,674,692     21,303,459        985,474        27,963,625
                                     ---------     ----------       --------        ----------

The Cornerstone Strategic Value Fund, Inc.
Investor First Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)

1.     Basis of Combination

       The unaudited Pro Forma Condensed Portfolio of Investments, Pro Forma Condensed Statement of Assets and Liabilities and Pro Forma Condensed Statement of Operations give effect to the proposed merger of Investor First Fund, Inc. (MGC) into The Cornerstone Strategic Value Fund, Inc.
("CLM"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The Merger provides for the transfer of all or substantially all of the assets of MGC to CLM in exchange for CLM common shares, the distribution of such CLM common shares to common shareholders of MGC and the subsequent liquidation of MGC. Each share of common stock of MGC will convert into an equivalent dollar amount of full shares of common stock of CLM based on the net asset value per share of each Fund.

       The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

       CLM and MGC are both closed-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.

     Pro Forma Adjustments:

     The Pro Forma adjustments below reflect the impact of the merger between CLM and MGC.

(a) To remove certain prepaid expenses associated with MGC, in the statement of assets and liabilities, which will not be assumed by CLM.

(b)  Adjustment based on contractual agreement with Investment Manager.

(c) Assumes the elimination of duplicative charges resulting from the combination and reflects management's estimates of combined pro forma operations.

(d) Adjustment based on the contractual agreement with the Administrator for the combined Fund.

(e) Adjustment based on the contractual agreement with the custodian for the combined Fund.

(f) Assumes shareholders' meeting fees are combined with printing and reflects management's estimates of combined pro forma operations.

(g) Adjustment based on the contractual agreement with the Accounting fees for the combined Fund.

(h) The Investment Manager voluntarily waives its management fees to the extent that the Fund's monthly operating expenses exceed 0.10% of net assets calculated on a monthly basis.

       2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies, which are consistently followed by each of CLM and MGC in the preparation of its financial statements.

       MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities are valued at the closing price on the exchange or market on which the security is primary traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there is no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. The net asset value per share of each Fund is calculated weekly and on the last business day of the month with the exception of those days on which the New York Stock Exchange is closed.

       INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

       TAXES: No provision is made for U.S. federal income or excise taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

       DISTRIBUTIONS OF INCOME AND GAINS: Each Fund distributes at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. Each Fund determines annually whether to distribute any net realized long-term capital gains in excess of net short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by each Fund on the ex-dividend date.

       The board of Directors of each Fund may, if it it determined to be in the best interest of each Fund and its shareholders, time to time authorize and declare distribution that may be substantially characterized as a return of capital.

       The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

       OTHER: Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.


Statement of Assets and Liabilities
At December 31, 2003 (unaudited)

                                             CLM Acquiring Fund                     MGC
ASSETS                                      Cost         Value             Cost              Value         Adjustments
------                                      ----         -----             ----              -----         -----------
Investments, at value                    24,461,195     26,575,649      83,493,540        108,693,843
Cash collateral received
  for securities loaned                                    491,232                         25,249,487
Receivables:
     Securities Sold                                          --                              229,896
     Interest                                                  176                              5,420
     Dividends                                              34,112                             42,847
Prepaid expenses and
  other assets                                                 877                             16,377         (16,377)(a)
                                                       -----------                        -----------
Total Assets                                            27,102,046                        134,237,870
                                                       -----------                        -----------

LIABILITIES
Payables:
     Upon return of securities
       loaned                                              491,232                         25,249,487
     Investment advisory fee                                15,332                            110,198
     Other accrued expenses                                 30,175                            601,454
                                                       -----------                        -----------
Total Liabilities                                          536,739                         25,961,139
                                                       -----------                        -----------

Net Assets                                              26,565,307                        108,276,731
                                                       -----------                        -----------

Net Assets Consist Of:
     Capital stock, $0.01 par value;
        3,849,524 shares issued
        and outstanding for CLM
       (25,000,000 shares authorized)                       38,495                             --
     Paid-in-capital ($0.01 par value;
       9,860,115 shares issued and
       outstanding; 150,000,000 shares
       authorized for MGC)                              52,228,222                         85,386,540         (16,997)(a)
     Cost of 2,239,440, and 0 shares
       repurchased, respectively                       (26,999,661)                            --
     Accumulated net realized loss
       on investments                                     (816,203)                        (2,310,112)
     Net unrealized appreciation in
       value of investments                              2,114,454                         25,200,303
                                                       -----------                        -----------
                                                        26,565,307                        108,276,731
                                                       -----------                        -----------








                                               Acquiring Fund
                                                 Pro Forma
                                           Cost           Value
                                           ----           -----

ASSETS
Investments, at value                   107,954,735    135,269,492
Cash collateral received
  for securities loaned                                 25,740,719
Receivables:
     Securities Sold                                       229,896
     Interest                                                5,596
     Dividends                                              76,959
Prepaid expenses and
  other assets                                                 877
                                                       -----------
Total Assets                                           161,323,539
                                                       -----------

LIABILITIES
Payables:
     Upon return of securities
       loaned                                           25,740,719
     Investment advisory fee                               125,530
     Other accrued expenses                                631,629
                                                       -----------
Total Liabilities                                       26,497,878
                                                       -----------

Net Assets                                             134,825,661
                                                       -----------

Net Assets Consist Of:
     Capital stock, $0.01 par value;
        3,849,524 shares issued
        and outstanding for CLM
       (25,000,000 shares authorized)                       38,495
     Paid-in-capital ($0.01 par value;
       9,860,115 shares issued and
       outstanding; 150,000,000 shares
       authorized for MGC)                             137,597,765
     Cost of 2,239,440, and 0 shares
       repurchased, respectively                       (26,999,661)
     Accumulated net realized loss
       on investments                                   (3,126,315)
     Net unrealized appreciation in
       value of investments                             27,314,757
                                                       -----------
                                                       134,825,041
                                                       -----------


                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         A policy of insurance covering Cornerstone Advisors, Inc., its affiliates, and all of the registered investment companies advised by Cornerstone Advisors insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

ITEM 16. EXHIBITS.

(1) Copy of the Articles of Incorporation of CLM as now in effect, including any amendments thereto.

(2) Amended and Restated By-Laws as of February 20, 2004 of the Registrant

(3) Not Applicable

(4)(i) Copy of PGF Agreement and Plan of Reorganization (included as Exhibit A to the Proxy Statement/Prospectus, which is part of the Registration Statement on Form N-14).

(4)(ii) Copy of MGC Agreement and Plan of Reorganization (included as Exhibit B to the Proxy Statement/Prospectus, which is part of the Registration Statement on Form N-14).

(5) Not Applicable

(6) Copy of the Investment Management Agreement dated as of April 19, 2001 between Cornerstone Advisors, Inc. and CLM - incorporated herein by reference to Appendix A to CLM's Proxy Statement for the Annual Meeting of Stockholders held on April 19, 2001 on Schedule 14A as filed with the Commission on March 7, 2001.

(7) Not Applicable

(8) Not Applicable

(9) Copy of the Custody Agreement between CLM and Custodial Trust Company

(10) Not Applicable

(11) Opinion and consent of Counsel, in draft form.

(12) Opinion and consent of Counsel, in draft form, regarding certain tax matters and consequences to shareholders.

(13) Not Applicable

(14) Consent of Independent Auditors

(15) Not Applicable

(16) Not Applicable

(17) Not Applicable


ITEM 17. UNDERTAKINGS.

         The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 20th day of February, 2004.

                                    CORNERSTONE STRATEGIC VALUE FUND, INC.


                                    By:     /S/ RALPH W. BRADSHAW
                                        ----------------------------------------
                                    Name:   Ralph Bradshaw
                                    Title:  President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

         /S/ ANDREW A. STRAUSS                     /S/ THOMAS H. LENAGH
-----------------------------------        -----------------------------------
Andrew A. Strauss, Director                Thomas H. Lenagh, Director


         /S/ SCOTT B. ROGERS                     /S/ EDWIN MEESE
-----------------------------------        --------------------------
Scott B. Rogers, Director                  Edwin Meese III, Director


         /S/ RALPH W. BRADSHAW                /S/ GLENN W. WILCOX, SR.
------------------------------             ------------------------
Ralph W. Bradshaw, Director                Glenn W. Wilcox, Sr., Director